First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments
May 31, 2020 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 96.7%
	Capital Markets — 96.7%
50,751	Advent Convertible and Income Fund	$647,583
18,721	AllianzGI Artificial Intelligence & Technology Opportunities Fund	349,147
32,246	AllianzGI Convertible & Income 2024 Target	281,185
26,315	Apollo Tactical Income Fund, Inc.	318,675
98,106	Ares Dynamic Credit Allocation Fund, Inc.	1,154,708
29,155	Barings Global Short Duration High Yield Fund	345,487
29,011	BlackRock Corporate High Yield Fund, Inc.	291,851
18,690	BlackRock Health Sciences Trust II	377,164
27,346	BlackRock Income Trust, Inc.	168,178
32,723	BlackRock Multi-Sector Income Trust	458,776
52,832	BlackRock Science & Technology Trust	1,871,309
35,055	BlackRock Science & Technology Trust II	741,764
61,314	Blackstone / GSO Strategic Credit Fund	683,651
13,081	Central Securities Corp.	378,276
61,070	Cohen & Steers Infrastructure Fund, Inc.	1,383,235
76,054	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,426,012
63,110	DoubleLine Income Solutions Fund	908,784
13,838	Eaton Vance Enhanced Equity Income Fund	192,348
54,389	Eaton Vance Short Duration Diversified Income Fund	609,701
64,665	Eaton Vance Tax-Advantaged Dividend Income Fund	1,256,441
100,875	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,391,066
36,992	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	774,612
57,951	Gabelli Dividend & Income Trust (The)	1,029,210
22,705	General American Investors Co., Inc.	713,164
12,645	John Hancock Financial Opportunities Fund	300,572
55,397	John Hancock Tax-Advantaged Dividend Income Fund	1,097,969
16,444	Lazard Global Total Return and Income Fund, Inc.	227,092
43,691	Macquarie Global Infrastructure Total Return Fund, Inc.	798,671
19,267	Morgan Stanley China A Share Fund, Inc.	349,118
196,646	Nuveen Credit Strategies Income Fund	1,173,977

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
74,386	Nuveen Preferred & Income Opportunities Fund	$628,562
36,178	Nuveen Real Asset Income and Growth Fund	415,685
24,493	Nuveen Short Duration Credit Opportunities Fund	289,262
50,605	Nuveen Tax-Advantaged Dividend Growth Fund	656,347
86,445	PGIM Global High Yield Fund, Inc.	1,097,852
73,421	PIMCO Dynamic Credit and Mortgage Income Fund	1,353,149
42,517	Principal Real Estate Income Fund	493,835
21,145	Royce Micro-Cap Trust, Inc.	149,072
50,837	Royce Value Trust, Inc.	619,195
18,947	Source Capital, Inc.	620,514
56,072	Tekla Healthcare Investors	1,189,848
67,517	Tekla Healthcare Opportunities Fund	1,248,389
25,034	Tekla Life Sciences Investors	445,605
28,442	Templeton Emerging Markets Fund	361,213
36,254	Tri-Continental Corp.	894,749
60,860	Western Asset Emerging Markets Debt Fund, Inc.	735,797
61,036	Western Asset High Income Opportunity Fund, Inc.	286,259
17,664	Western Asset Inflation-Linked Opportunities & Income Fund	189,888
	Total Closed-End Funds — 96.7%	33,374,947
	(Cost $38,275,672)

	Exchange-Traded Funds — 1.3%
	Capital Markets — 1.3%
19,004	ProShares Short S&P500	436,712
	(Cost $551,363)

	Money Market Funds — 1.9%
665,068	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.05% (a)	665,068
	(Cost $665,068)

	Total Investments — 99.9%	34,476,727
	(Cost $39,492,103) (b)
	Net Other Assets and Liabilities — 0.1%	31,861
	Net Assets — 100.0%	$34,508,588

First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $588,286 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,603,662. The net unrealized depreciation was $5,015,376.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$33,374,947	$—	$—
Exchange-Traded Funds*	436,712	—	—
Money Market Funds	665,068	—	—
Total Investments	$34,476,727	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments
May 31, 2020 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 95.8%
	Capital Markets — 95.8%
11,598	BlackRock Florida Municipal 2020 Term Trust	$169,447
16,875	BlackRock Investment Quality Municipal Trust, Inc.	257,512
15,435	BlackRock Long-Term Municipal Advantage Trust	176,268
24,125	BlackRock Muni Intermediate Duration Fund, Inc.	325,205
16,556	BlackRock Municipal 2030 Target Term Trust	392,377
8,944	BlackRock Municipal Income Investment Quality Trust	121,191
15,671	BlackRock Municipal Income Trust	203,566
11,431	BlackRock Municipal Income Trust II	159,577
14,234	BlackRock MuniHoldings Investment Quality Fund	181,910
13,710	BlackRock MuniHoldings Quality Fund, Inc.	165,480
11,706	BlackRock MuniYield Quality Fund, Inc.	170,791
18,919	BlackRock MuniYield Quality Fund II, Inc.	235,731
23,697	BlackRock MuniYield Quality Fund III, Inc.	306,639
10,274	DTF Tax-Free Income, Inc.	146,096
9,874	Eaton Vance Municipal Bond Fund	126,288
12,753	Eaton Vance Municipal Income 2028 Term Trust	256,845
15,447	Eaton Vance Municipal Income Trust	189,226
11,841	Invesco Municipal Trust	138,303
6,647	Invesco Pennsylvania Value Municipal Income Trust	78,435
26,197	Invesco Quality Municipal Income Trust	312,792
12,700	Invesco Trust for Investment Grade Municipals	153,162
6,014	MainStay MacKay DefinedTerm Municipal Opportunities Fund	125,933
7,130	Neuberger Berman Municipal Fund, Inc.	100,747
27,166	Nuveen AMT-Free Municipal Credit Income Fund	406,403
30,719	Nuveen AMT-Free Quality Municipal Income Fund	426,073
20,631	Nuveen Enhanced Municipal Value Fund	283,057
6,344	Nuveen Intermediate Duration Municipal Term Fund	84,185
6,607	Nuveen Intermediate Duration Quality Municipal Term Fund	91,771
19,115	Nuveen Municipal Credit Income Fund	271,051
17,536	Nuveen Municipal Credit Opportunities Fund	206,048

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
19,911	Nuveen Municipal High Income Opportunity Fund	$252,671
34,011	Nuveen Municipal Value Fund, Inc.	340,790
27,248	Nuveen Quality Municipal Income Fund	381,199
4,288	Nuveen Select Tax-Free Income Portfolio	65,521
21,302	Western Asset Intermediate Muni Fund, Inc.	181,919
3,998	Western Asset Municipal Defined Opportunity Trust, Inc.	78,001
8,408	Western Asset Municipal High Income Fund, Inc.	59,024
19,423	Western Asset Municipal Partners Fund, Inc.	273,282
	Total Closed-End Funds — 95.8%	7,894,516
	(Cost $8,516,274)

	Exchange-Traded Funds — 2.9%
	Capital Markets — 2.9%
4,092	VanEck Vectors High-Yield Municipal Index ETF	236,436
	(Cost $264,851)

	Total Investments — 98.7%	8,130,952
	(Cost $8,781,125) (a)
	Net Other Assets and Liabilities — 1.3%	106,178
	Net Assets — 100.0%	$8,237,130

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,142 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $655,315. The net unrealized depreciation was $650,173.

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$7,894,516	$—	$—
Exchange-Traded Funds*	236,436	—	—
Total Investments	$8,130,952	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 54.1%
	Aerospace & Defense — 1.6%
349	Boeing (The) Co.	$50,902
345	General Dynamics Corp.	50,656
126	Lockheed Martin Corp.	48,944
1,312	Raytheon Technologies Corp.	84,650
		235,152

	Air Freight & Logistics — 0.7%
380	FedEx Corp.	49,613
476	United Parcel Service, Inc., Class B	47,462
		97,075

	Auto Components — 0.4%
1,935	BorgWarner, Inc.	62,210

	Automobiles — 0.8%
9,986	Ford Motor Co.	57,020
2,338	General Motors Co.	60,507
		117,527

	Banks — 1.7%
2,159	Bank of America Corp.	52,075
1,133	Citigroup, Inc.	54,282
505	JPMorgan Chase & Co.	49,142
1,352	U.S. Bancorp	48,077
1,623	Wells Fargo & Co.	42,961
		246,537

	Beverages — 0.9%
1,004	Coca-Cola (The) Co.	46,867
1,108	Molson Coors Beverage Co., Class B	42,059
358	PepsiCo, Inc.	47,095
		136,021

	Biotechnology — 1.4%
804	AbbVie, Inc.	74,507
212	Amgen, Inc.	48,696
145	Biogen, Inc. (a)	44,528
579	Gilead Sciences, Inc.	45,064
		212,795

	Building Products — 0.5%
1,148	Fortune Brands Home & Security, Inc.	69,982

	Capital Markets — 1.5%
1,312	Bank of New York Mellon (The) Corp.	48,767
103	BlackRock, Inc.	54,450
296	Goldman Sachs Group (The), Inc.	58,161
1,313	Morgan Stanley	58,035
		219,413

	Chemicals — 2.0%
795	Albemarle Corp.	60,833
1,664	CF Industries Holdings, Inc.	48,872

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
1,539	Dow, Inc.	$59,405
1,317	DuPont de Nemours, Inc.	66,811
944	Eastman Chemical Co.	64,268
		300,189

	Communications Equipment — 1.1%
1,120	Cisco Systems, Inc.	53,559
414	F5 Networks, Inc. (a)	59,997
2,255	Juniper Networks, Inc.	54,706
		168,262

	Consumer Finance — 0.8%
564	American Express Co.	53,619
973	Capital One Financial Corp.	66,203
		119,822

	Containers & Packaging — 0.3%
1,634	WestRock Co.	45,850

	Diversified Financial Services — 0.3%
245	Berkshire Hathaway, Inc., Class B (a)	45,467

	Diversified Telecommunication Services — 1.0%
1,545	AT&T, Inc.	47,679
4,942	CenturyLink, Inc.	48,580
796	Verizon Communications, Inc.	45,674
		141,933

	Electric Utilities — 2.0%
561	Duke Energy Corp.	48,039
1,269	Exelon Corp.	48,615
195	NextEra Energy, Inc.	49,834
1,621	NRG Energy, Inc.	58,437
607	Pinnacle West Capital Corp.	47,285
838	Southern (The) Co.	47,825
		300,035

	Electrical Equipment — 0.4%
918	Emerson Electric Co.	56,016

	Electronic Equipment, Instruments & Components — 0.9%
418	IPG Photonics Corp. (a)	64,957
249	Zebra Technologies Corp., Class A (a)	65,069
		130,026

	Energy Equipment & Services — 0.4%
3,128	Schlumberger Ltd.	57,774

	Entertainment — 1.1%
1,221	Live Nation Entertainment, Inc. (a)	60,024
119	Netflix, Inc. (a)	49,948

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
454	Walt Disney (The) Co.	$53,254
		163,226

	Equity Real Estate Investment Trusts — 1.8%
1,366	Apartment Investment & Management Co., Class A	50,365
635	Federal Realty Investment Trust	50,743
2,028	Iron Mountain, Inc.	52,241
1,294	Regency Centers Corp.	55,370
987	Simon Property Group, Inc.	56,950
		265,669

	Food & Staples Retailing — 1.0%
152	Costco Wholesale Corp.	46,887
1,084	Walgreens Boots Alliance, Inc.	46,547
379	Walmart, Inc.	47,019
		140,453

	Food Products — 1.3%
403	J.M. Smucker (The) Co.	45,914
1,786	Kraft Heinz (The) Co.	54,419
842	Lamb Weston Holdings, Inc.	50,571
877	Mondelez International, Inc., Class A	45,709
		196,613

	Health Care Equipment & Supplies — 1.5%
553	Abbott Laboratories	52,491
303	ABIOMED, Inc. (a)	67,842
326	Danaher Corp.	54,315
511	Medtronic PLC	50,374
		225,022

	Health Care Providers & Services — 1.1%
787	CVS Health Corp.	51,604
897	Henry Schein, Inc. (a)	54,466
185	UnitedHealth Group, Inc.	56,397
		162,467

	Hotels, Restaurants & Leisure — 0.7%
276	McDonald’s Corp.	51,424
683	Starbucks Corp.	53,267
		104,691

	Household Durables — 0.9%
651	Mohawk Industries, Inc. (a)	60,673
547	Whirlpool Corp.	66,636
		127,309

	Household Products — 0.6%
647	Colgate-Palmolive Co.	46,797

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
388	Procter & Gamble (The) Co.	$44,977
		91,774

	Independent Power and Renewable Electricity Producers — 0.3%
3,384	AES (The) Corp.	42,266

	Industrial Conglomerates — 1.0%
323	3M Co.	50,530
6,206	General Electric Co.	40,774
333	Honeywell International, Inc.	48,568
		139,872

	Insurance — 2.2%
506	Allstate (The) Corp.	49,492
2,011	American International Group, Inc.	60,451
430	Assurant, Inc.	44,109
655	Globe Life, Inc.	50,448
1,828	Lincoln National Corp.	69,336
1,551	MetLife, Inc.	55,852
		329,688

	Interactive Media & Services — 0.8%
39	Alphabet, Inc., Class A (a)	55,907
274	Facebook, Inc., Class A (a)	61,675
		117,582

	Internet & Direct Marketing Retail — 0.8%
23	Amazon.com, Inc. (a)	56,175
34	Booking Holdings, Inc. (a)	55,740
		111,915

	IT Services — 3.8%
274	Accenture PLC, Class A	55,244
473	Broadridge Financial Solutions, Inc.	57,280
472	Gartner, Inc. (a)	57,442
401	International Business Machines Corp.	50,085
290	Jack Henry & Associates, Inc.	52,449
499	Leidos Holdings, Inc.	52,540
185	Mastercard, Inc., Class A	55,665
467	PayPal Holdings, Inc. (a)	72,390
278	Visa, Inc., Class A	54,277
2,429	Western Union (The) Co.	48,628
		556,000

	Life Sciences Tools & Services — 0.4%
154	Thermo Fisher Scientific, Inc.	53,775

	Machinery — 1.1%
376	Caterpillar, Inc.	45,169
1,580	Pentair PLC	61,841

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
430	Snap-on, Inc.	$55,767
		162,777

	Media — 2.0%
100	Charter Communications, Inc., Class A (a)	54,400
1,286	Comcast Corp., Class A	50,926
2,338	DISH Network Corp., Class A (a)	73,998
3,028	Interpublic Group of Cos. (The), Inc.	51,809
5,349	News Corp., Class A	65,525
		296,658

	Multiline Retail — 0.4%
467	Target Corp.	57,128

	Multi-Utilities — 0.4%
3,085	CenterPoint Energy, Inc.	54,851

	Oil, Gas & Consumable Fuels — 1.7%
587	Chevron Corp.	53,828
1,321	ConocoPhillips	55,720
1,100	Exxon Mobil Corp.	50,017
3,240	Kinder Morgan, Inc.	51,192
3,415	Occidental Petroleum Corp.	44,224
		254,981

	Pharmaceuticals — 2.4%
802	Bristol-Myers Squibb Co.	47,895
309	Eli Lilly and Co.	47,262
334	Johnson & Johnson	49,682
576	Merck & Co., Inc.	46,495
3,139	Mylan N.V. (a)	53,583
1,048	Perrigo Co. PLC	57,399
1,348	Pfizer, Inc.	51,480
		353,796

	Road & Rail — 0.4%
315	Union Pacific Corp.	53,506

	Semiconductors & Semiconductor Equipment — 2.3%
815	Intel Corp.	51,288
938	Maxim Integrated Products, Inc.	54,104
174	NVIDIA Corp.	61,773
578	Qorvo, Inc. (a)	60,540
650	QUALCOMM, Inc.	52,572
434	Texas Instruments, Inc.	51,533
		331,810

	Software — 1.5%
144	Adobe, Inc. (a)	55,670
284	Microsoft Corp.	52,043
888	Oracle Corp.	47,748

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
242	Paycom Software, Inc. (a)	$71,930
		227,391

	Specialty Retail — 0.9%
243	Home Depot (The), Inc.	60,381
535	Lowe’s Cos., Inc.	69,737
		130,118

	Technology Hardware, Storage & Peripherals — 1.7%
180	Apple, Inc.	57,229
4,612	Hewlett Packard Enterprise Co.	44,783
1,104	NetApp, Inc.	49,172
918	Seagate Technology PLC	48,691
1,130	Western Digital Corp.	50,138
		250,013

	Textiles, Apparel & Luxury Goods — 0.7%
548	NIKE, Inc., Class B	54,022
661	Ralph Lauren Corp.	49,912
		103,934

	Tobacco — 0.6%
1,221	Altria Group, Inc.	47,680
592	Philip Morris International, Inc.	43,429
		91,109
	Total Common Stocks — 54.1%	7,958,480
	(Cost $8,035,961)

	Money Market Funds — 45.6%
6,697,691	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.05% (b)	6,697,691
	(Cost $6,697,691)

	Total Investments — 99.7%	14,656,171
	(Cost $14,733,652) (c)
	Net Other Assets and Liabilities — 0.3%	44,151
	Net Assets — 100.0%	$14,700,322

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $914,673 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $992,154. The net unrealized depreciation was $77,481.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,958,480	$—	$—
Money Market Funds	6,697,691	—	—
Total Investments	$14,656,171	$—	$—

* See Portfolio of Investments for industry breakout.

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 54.2%
	Aerospace & Defense — 1.6%
344	Boeing (The) Co.	$50,172
337	General Dynamics Corp.	49,482
124	Lockheed Martin Corp.	48,167
1,293	Raytheon Technologies Corp.	83,424
		231,245

	Air Freight & Logistics — 0.7%
371	FedEx Corp.	48,438
466	United Parcel Service, Inc., Class B	46,465
		94,903

	Auto Components — 0.4%
1,901	BorgWarner, Inc.	61,117

	Automobiles — 0.8%
9,796	Ford Motor Co.	55,935
2,294	General Motors Co.	59,369
		115,304

	Banks — 1.7%
2,104	Bank of America Corp.	50,748
1,111	Citigroup, Inc.	53,228
493	JPMorgan Chase & Co.	47,974
1,321	U.S. Bancorp	46,975
1,587	Wells Fargo & Co.	42,008
		240,933

	Beverages — 0.9%
979	Coca-Cola (The) Co.	45,700
1,083	Molson Coors Beverage Co., Class B	41,111
350	PepsiCo, Inc.	46,042
		132,853

	Biotechnology — 1.5%
787	AbbVie, Inc.	72,931
207	Amgen, Inc.	47,548
143	Biogen, Inc. (a)	43,914
566	Gilead Sciences, Inc.	44,052
		208,445

	Building Products — 0.5%
1,124	Fortune Brands Home & Security, Inc.	68,519

	Capital Markets — 1.5%
1,283	Bank of New York Mellon (The) Corp.	47,689
101	BlackRock, Inc.	53,393
290	Goldman Sachs Group (The), Inc.	56,982
1,281	Morgan Stanley	56,620
		214,684

	Chemicals — 2.0%
779	Albemarle Corp.	59,609
1,626	CF Industries Holdings, Inc.	47,755
1,498	Dow, Inc.	57,823

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
1,293	DuPont de Nemours, Inc.	$65,594
925	Eastman Chemical Co.	62,974
		293,755

	Communications Equipment — 1.1%
1,096	Cisco Systems, Inc.	52,411
403	F5 Networks, Inc. (a)	58,403
2,206	Juniper Networks, Inc.	53,517
		164,331

	Consumer Finance — 0.8%
551	American Express Co.	52,384
953	Capital One Financial Corp.	64,842
		117,226

	Containers & Packaging — 0.3%
1,605	WestRock Co.	45,036

	Diversified Financial Services — 0.3%
238	Berkshire Hathaway, Inc., Class B (a)	44,168

	Diversified Telecommunication Services — 1.0%
1,507	AT&T, Inc.	46,506
4,851	CenturyLink, Inc.	47,686
777	Verizon Communications, Inc.	44,584
		138,776

	Electric Utilities — 2.0%
549	Duke Energy Corp.	47,011
1,245	Exelon Corp.	47,696
191	NextEra Energy, Inc.	48,812
1,586	NRG Energy, Inc.	57,175
597	Pinnacle West Capital Corp.	46,506
821	Southern (The) Co.	46,855
		294,055

	Electrical Equipment — 0.4%
898	Emerson Electric Co.	54,796

	Electronic Equipment, Instruments & Components — 0.9%
412	IPG Photonics Corp. (a)	64,025
244	Zebra Technologies Corp., Class A (a)	63,762
		127,787

	Energy Equipment & Services — 0.4%
3,052	Schlumberger Ltd.	56,370

	Entertainment — 1.1%
1,195	Live Nation Entertainment, Inc. (a)	58,746
116	Netflix, Inc. (a)	48,689

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Entertainment (Continued)
444	Walt Disney (The) Co.	$52,081
		159,516

	Equity Real Estate Investment Trusts — 1.8%
1,344	Apartment Investment & Management Co., Class A	49,553
624	Federal Realty Investment Trust	49,864
1,992	Iron Mountain, Inc.	51,314
1,273	Regency Centers Corp.	54,472
964	Simon Property Group, Inc.	55,623
		260,826

	Food & Staples Retailing — 1.0%
149	Costco Wholesale Corp.	45,962
1,055	Walgreens Boots Alliance, Inc.	45,302
371	Walmart, Inc.	46,026
		137,290

	Food Products — 1.3%
394	J.M. Smucker (The) Co.	44,888
1,746	Kraft Heinz (The) Co.	53,201
827	Lamb Weston Holdings, Inc.	49,670
858	Mondelez International, Inc., Class A	44,719
		192,478

	Health Care Equipment & Supplies — 1.5%
541	Abbott Laboratories	51,352
297	ABIOMED, Inc. (a)	66,498
317	Danaher Corp.	52,815
500	Medtronic PLC	49,290
		219,955

	Health Care Providers & Services — 1.1%
769	CVS Health Corp.	50,423
878	Henry Schein, Inc. (a)	53,312
180	UnitedHealth Group, Inc.	54,873
		158,608

	Hotels, Restaurants & Leisure — 0.7%
271	McDonald’s Corp.	50,493
668	Starbucks Corp.	52,097
		102,590

	Household Durables — 0.9%
637	Mohawk Industries, Inc. (a)	59,368
535	Whirlpool Corp.	65,174
		124,542

	Household Products — 0.6%
632	Colgate-Palmolive Co.	45,712

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
379	Procter & Gamble (The) Co.	$43,934
		89,646

	Independent Power and Renewable Electricity Producers — 0.3%
3,310	AES (The) Corp.	41,342

	Industrial Conglomerates — 1.0%
316	3M Co.	49,435
6,071	General Electric Co.	39,887
326	Honeywell International, Inc.	47,547
		136,869

	Insurance — 2.2%
495	Allstate (The) Corp.	48,416
1,971	American International Group, Inc.	59,248
423	Assurant, Inc.	43,391
639	Globe Life, Inc.	49,216
1,803	Lincoln National Corp.	68,388
1,515	MetLife, Inc.	54,555
		323,214

	Interactive Media & Services — 0.8%
38	Alphabet, Inc., Class A (a)	54,474
269	Facebook, Inc., Class A (a)	60,549
		115,023

	Internet & Direct Marketing Retail — 0.8%
23	Amazon.com, Inc. (a)	56,174
33	Booking Holdings, Inc. (a)	54,101
		110,275

	IT Services — 3.8%
268	Accenture PLC, Class A	54,034
462	Broadridge Financial Solutions, Inc.	55,948
464	Gartner, Inc. (a)	56,469
392	International Business Machines Corp.	48,961
284	Jack Henry & Associates, Inc.	51,364
489	Leidos Holdings, Inc.	51,487
180	Mastercard, Inc., Class A	54,160
457	PayPal Holdings, Inc. (a)	70,840
273	Visa, Inc., Class A	53,300
2,383	Western Union (The) Co.	47,708
		544,271

	Life Sciences Tools & Services — 0.4%
150	Thermo Fisher Scientific, Inc.	52,379

	Machinery — 1.1%
368	Caterpillar, Inc.	44,208
1,550	Pentair PLC	60,667

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
421	Snap-on, Inc.	$54,599
		159,474

	Media — 2.0%
99	Charter Communications, Inc., Class A (a)	53,856
1,256	Comcast Corp., Class A	49,738
2,291	DISH Network Corp., Class A (a)	72,510
2,968	Interpublic Group of Cos. (The), Inc.	50,782
5,237	News Corp., Class A	64,153
		291,039

	Multiline Retail — 0.4%
458	Target Corp.	56,027

	Multi-Utilities — 0.4%
3,032	CenterPoint Energy, Inc.	53,909

	Oil, Gas & Consumable Fuels — 1.7%
574	Chevron Corp.	52,636
1,286	ConocoPhillips	54,243
1,072	Exxon Mobil Corp.	48,744
3,181	Kinder Morgan, Inc.	50,260
3,314	Occidental Petroleum Corp.	42,916
		248,799

	Pharmaceuticals — 2.4%
783	Bristol-Myers Squibb Co.	46,761
302	Eli Lilly and Co.	46,191
326	Johnson & Johnson	48,492
561	Merck & Co., Inc.	45,284
3,069	Mylan N.V. (a)	52,388
1,026	Perrigo Co. PLC	56,194
1,317	Pfizer, Inc.	50,296
		345,606

	Road & Rail — 0.4%
308	Union Pacific Corp.	52,317

	Semiconductors & Semiconductor Equipment — 2.3%
795	Intel Corp.	50,029
919	Maxim Integrated Products, Inc.	53,008
170	NVIDIA Corp.	60,353
567	Qorvo, Inc. (a)	59,388
637	QUALCOMM, Inc.	51,521
427	Texas Instruments, Inc.	50,702
		325,001

	Software — 1.5%
141	Adobe, Inc. (a)	54,511
277	Microsoft Corp.	50,760
868	Oracle Corp.	46,672
237	Paycom Software, Inc. (a)	70,444
		222,387

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail — 0.9%
237	Home Depot (The), Inc.	$58,890
523	Lowe’s Cos., Inc.	68,173
		127,063

	Technology Hardware, Storage & Peripherals — 1.7%
178	Apple, Inc.	56,593
4,504	Hewlett Packard Enterprise Co.	43,734
1,077	NetApp, Inc.	47,969
901	Seagate Technology PLC	47,789
1,107	Western Digital Corp.	49,118
		245,203

	Textiles, Apparel & Luxury Goods — 0.7%
540	NIKE, Inc., Class B	53,233
652	Ralph Lauren Corp.	49,233
		102,466

	Tobacco — 0.6%
1,190	Altria Group, Inc.	46,470
579	Philip Morris International, Inc.	42,475
		88,945
	Total Common Stocks — 54.2%	7,791,363
	(Cost $8,274,479)

	Money Market Funds — 45.5%
6,534,531	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.05% (b)	6,534,531
	(Cost $6,534,531)

	Total Investments — 99.7%	14,325,894
	(Cost $14,809,010) (c)
	Net Other Assets and Liabilities — 0.3%	43,226
	Net Assets — 100.0%	$14,369,120

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $761,446 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,244,562. The net unrealized depreciation was $483,116.

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,791,363	$—	$—
Money Market Funds	6,534,531	—	—
Total Investments	$14,325,894	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.3%
	Collateralized Mortgage Obligations — 0.9%
	Federal Home Loan Mortgage Corporation
$250,488	Series 2017-4656, Class EZ	4.00%	02/15/47	$289,555
	Federal National Mortgage Association
3,335,493	Series 2012-20, Class ZT	3.50%	03/25/42	3,658,174
2,958,546	Series 2012-84, Class VZ	3.50%	08/25/42	3,248,106
1,100,280	Series 2018-38, Class PA	3.50%	06/25/47	1,154,536
2,880,568	Series 2018-43, Class CT	3.00%	06/25/48	3,008,369
1,222,968	Series 2018-86, Class JA	4.00%	05/25/47	1,279,704
476,390	Series 2018-94, Class KD	3.50%	12/25/48	503,013
537,930	Series 2019-1, Class KP	3.25%	02/25/49	563,731
793,468	Series 2019-20, Class BA	3.50%	02/25/48	829,983
298,366	Series 2019-52, Class PA	3.00%	09/25/49	305,949
	Government National Mortgage Association
551,621	Series 2018-115, Class DE	3.50%	08/20/48	586,533
512,637	Series 2018-124, Class NW	3.50%	09/20/48	551,840
2,465,693	Series 2019-12, Class QA	3.50%	09/20/48	2,589,620
491,069	Series 2019-71, Class PT	3.00%	06/20/49	516,660
3,228,949	Series 2019-119, Class JE	3.00%	09/20/49	3,360,753
				22,446,526
	Commercial Mortgage-Backed Securities — 0.8%
	Federal National Mortgage Association
4,714,117	Series 2020-M10, Class X1, IO (a)	1.92%	12/25/30	705,482
11,169,958	Series 2020-M10, Class X2, IO (a)	1.83%	12/25/30	1,589,119
3,767,078	Series 2020-M10, Class X3, IO (a)	1.44%	11/25/28	350,432
4,187,324	Series 2020-M10, Class X4, IO (a)	1.00%	07/25/32	353,546
3,710,000	Series 2020-M10, Class X5, IO (a)	1.55%	11/25/28	390,406
3,915,000	Series 2020-M10, Class X6, IO (a)	1.50%	08/25/28	390,534
3,595,000	Series 2020-M10, Class X8, IO (a)	0.78%	12/25/27	154,576
3,142,761	Series 2020-M10, Class X9, IO (a)	0.98%	12/25/27	153,100
	Freddie Mac Multiclass Certificates
2,965,000	Series 2020-RR06, Class AX, IO (a)	1.88%	10/27/28	389,298
2,330,000	Series 2020-RR06, Class BX, IO (a)	1.84%	05/27/33	401,543
	Freddie Mac Multifamily Structured Pass-Through Certificates
6,963,000	Series 2017-K068, Class A2	3.24%	08/25/27	7,934,689
902,159	Series 2017-Q006, Class APT2 (b)	2.52%	09/25/26	934,721
3,980,000	Series 2018-K155, Class A2	3.75%	11/25/32	4,789,923
				18,537,369
	Pass-through Securities — 32.6%
	Federal Home Loan Mortgage Corporation
206,065	Pool C91981	3.00%	02/01/38	217,052
134,900	Pool G07961	3.50%	03/01/45	146,751
147,152	Pool G08692	3.00%	02/01/46	155,859
4,340,749	Pool G08715	3.00%	08/01/46	4,592,202
85,943	Pool G08721	3.00%	09/01/46	91,018
991,437	Pool G08726	3.00%	10/01/46	1,049,212
2,331,663	Pool G08732	3.00%	11/01/46	2,467,182
1,080,408	Pool G08737	3.00%	12/01/46	1,141,068
318,095	Pool G08738	3.50%	12/01/46	340,559
565,160	Pool G08741	3.00%	01/01/47	598,250
366,201	Pool G08747	3.00%	02/01/47	388,001
329,868	Pool G08748	3.50%	02/01/47	353,097

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,203,368	Pool G08750	3.00%	03/01/47	$1,271,394
463,650	Pool G08766	3.50%	06/01/47	492,527
1,196,791	Pool G08788	3.50%	11/01/47	1,273,371
3,288,709	Pool G08791	3.00%	12/01/47	3,469,555
3,774,381	Pool G08792	3.50%	12/01/47	3,996,219
1,118,669	Pool G08795	3.00%	01/01/48	1,181,756
543,611	Pool G08800	3.50%	02/01/48	576,932
1,028,571	Pool G08816	3.50%	06/01/48	1,087,498
224,300	Pool G08833	5.00%	07/01/48	245,543
38,613	Pool G08838	5.00%	09/01/48	42,253
811,179	Pool G08843	4.50%	10/01/48	877,492
177,660	Pool G08844	5.00%	10/01/48	194,389
504,882	Pool G08849	5.00%	11/01/48	551,802
793,520	Pool G16085	2.50%	02/01/32	836,628
554,011	Pool G16350	2.50%	10/01/32	583,751
805,682	Pool G16396	3.50%	02/01/33	853,946
2,193,467	Pool G16524	3.50%	05/01/33	2,338,325
903,869	Pool G16598	2.50%	12/01/31	952,420
2,492,752	Pool G18622	2.50%	12/01/31	2,615,688
277,204	Pool G18670	3.00%	12/01/32	292,414
93,712	Pool G18691	3.00%	06/01/33	98,902
316,638	Pool G18713	3.50%	11/01/33	334,898
2,869,683	Pool G60038	3.50%	01/01/44	3,115,794
727,249	Pool G60080	3.50%	06/01/45	796,911
1,525,239	Pool G60344	4.00%	12/01/45	1,696,838
475,287	Pool G60440	3.50%	03/01/46	520,838
1,603,686	Pool G60582	3.50%	05/01/46	1,745,662
1,248,605	Pool G60658	3.50%	07/01/46	1,381,973
785,921	Pool G61556	3.50%	08/01/48	854,916
4,387,641	Pool G61748	3.50%	11/01/48	4,804,660
1,392,299	Pool G67700	3.50%	08/01/46	1,524,046
3,132,300	Pool G67703	3.50%	04/01/47	3,430,930
12,300,056	Pool G67706	3.50%	12/01/47	13,472,789
2,573,092	Pool G67707	3.50%	01/01/48	2,845,617
17,666,004	Pool G67708	3.50%	03/01/48	19,275,765
3,000,210	Pool G67709	3.50%	03/01/48	3,285,352
2,870,275	Pool G67710	3.50%	03/01/48	3,093,641
4,146,523	Pool G67714	4.00%	07/01/48	4,558,474
5,770,671	Pool G67717	4.00%	11/01/48	6,340,316
10,488,027	Pool G67718	4.00%	01/01/49	11,459,835
316,436	Pool Q44452	3.00%	11/01/46	334,828
796,708	Pool Q50135	3.50%	08/01/47	848,888
14,243,539	Pool QA7837	3.50%	03/01/50	15,614,532
8,439,955	Pool RB5048	2.50%	05/01/40	8,768,379
10,545,000	Pool RB5054	2.50%	06/01/40	10,958,710
6,242,591	Pool RE6029	3.00%	02/01/50	6,458,168
8,645,245	Pool SD7511	3.50%	01/01/50	9,360,176
9,981,510	Pool SD8044	3.00%	02/01/50	10,511,355
506,923	Pool U90772	3.50%	01/01/43	549,858
679,616	Pool U99114	3.50%	02/01/44	737,145
1,667,503	Pool WA3208	3.98%	04/01/34	1,980,265
1,652,116	Pool ZA4692	3.50%	06/01/46	1,782,737

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$761,972	Pool ZM0063	4.00%	08/01/45	$831,008
756,737	Pool ZS8602	3.00%	03/01/31	800,166
1,324,206	Pool ZS9844	3.50%	07/01/46	1,428,906
4,110,414	Pool ZT0277	3.50%	10/01/46	4,432,609
1,535,937	Pool ZT0531	3.50%	04/01/47	1,681,871
1,716,723	Pool ZT0536	3.50%	03/01/48	1,872,597
1,026,906	Pool ZT0542	4.00%	07/01/48	1,128,637
323,634	Pool ZT1403	3.50%	11/01/33	342,302
3,466,138	Pool ZT1703	4.00%	01/01/49	3,786,326
	Federal National Mortgage Association
6,135,673	Pool AL8825	3.50%	06/01/46	6,676,868
113,112	Pool AM5673	3.65%	04/01/23	120,479
115,457	Pool AM7122	3.61%	11/01/34	137,624
41,807	Pool AN0550	3.63%	02/01/31	48,311
118,714	Pool AN2786	2.76%	09/01/36	131,621
199,276	Pool AN4665	3.49%	02/01/32	231,465
3,066,398	Pool AS0225	4.00%	08/01/43	3,376,420
3,534,613	Pool AS3134	3.50%	08/01/44	3,857,908
881,480	Pool AS6620	3.50%	02/01/46	951,106
275,471	Pool AS9334	3.00%	03/01/32	290,587
334,286	Pool AS9749	4.00%	06/01/47	357,887
286,209	Pool BD7081	4.00%	03/01/47	307,899
2,989,896	Pool BJ2692	3.50%	04/01/48	3,176,948
2,120,000	Pool BL6060	2.46%	04/01/40	2,152,878
2,008,248	Pool BM1903	3.50%	08/01/47	2,174,894
847,882	Pool BM2000	3.50%	05/01/47	905,519
2,111,831	Pool BM3260	3.50%	01/01/48	2,277,972
1,016,825	Pool BM4299	3.00%	03/01/30	1,072,872
999,748	Pool BM4304	3.00%	02/01/30	1,054,244
1,658,363	Pool BM4472	3.50%	07/01/48	1,815,438
2,246,774	Pool CA0854	3.50%	12/01/47	2,443,923
1,005,960	Pool CA0907	3.50%	12/01/47	1,094,230
915,962	Pool CA0996	3.50%	01/01/48	997,304
6,835,840	Pool CA1182	3.50%	02/01/48	7,433,729
2,013,390	Pool CA1187	3.50%	02/01/48	2,143,308
1,228,633	Pool CA1710	4.50%	05/01/48	1,327,065
797,510	Pool CA1711	4.50%	05/01/48	862,795
520,038	Pool CA2208	4.50%	08/01/48	562,080
1,074,430	Pool CA2327	4.00%	09/01/48	1,201,905
7,023,387	Pool CA3633	3.50%	06/01/49	7,688,169
1,593,425	Pool FM1134	3.00%	04/01/48	1,684,315
607,599	Pool MA1146	4.00%	08/01/42	665,814
873,296	Pool MA1373	3.50%	03/01/43	946,841
1,002,428	Pool MA2077	3.50%	11/01/34	1,075,970
256,836	Pool MA2145	4.00%	01/01/45	279,981
1,412,378	Pool MA2670	3.00%	07/01/46	1,494,692
1,261,837	Pool MA2806	3.00%	11/01/46	1,334,712
40,069	Pool MA2896	3.50%	02/01/47	42,807
1,754,510	Pool MA3057	3.50%	07/01/47	1,868,128
734,188	Pool MA3088	4.00%	08/01/47	787,684
576,485	Pool MA3147	3.00%	10/01/47	608,209
1,631,129	Pool MA3210	3.50%	12/01/47	1,727,658

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$17,829,206	Pool MA3238	3.50%	01/01/48	$18,878,874
1,485,387	Pool MA3239	4.00%	01/01/48	1,590,264
799,827	Pool MA3276	3.50%	02/01/48	848,813
563,598	Pool MA3336	3.50%	04/01/38	599,917
405,930	Pool MA3410	3.50%	07/01/33	428,876
723,051	Pool MA3537	4.50%	12/01/48	780,322
4,312,911	Pool MA3846	3.00%	11/01/49	4,462,154
7,719,403	Pool MA3960	3.00%	03/01/50	8,129,169
14,954,488	Pool MA4016	2.50%	05/01/40	15,541,190
46,575,000	Pool TBA (c)	2.50%	07/15/35	48,664,623
1,075,000	Pool TBA (c)	5.00%	06/15/47	1,175,025
94,775,000	Pool TBA (c)	2.50%	06/15/50	98,340,168
4,950,000	Pool TBA (c)	2.00%	07/15/50	5,037,144
131,425,000	Pool TBA (c)	2.50%	07/15/50	136,084,847
84,850,000	Pool TBA (c)	3.00%	07/15/50	89,061,332
	Government National Mortgage Association
399,642	Pool MA1157	3.50%	07/20/43	437,673
546,291	Pool MA3521	3.50%	03/20/46	588,160
399,548	Pool MA4069	3.50%	11/20/46	430,630
233,404	Pool MA4195	3.00%	01/20/47	248,082
283,133	Pool MA4196	3.50%	01/20/47	302,755
1,309,109	Pool MA4261	3.00%	02/20/47	1,390,477
378,969	Pool MA4262	3.50%	02/20/47	406,836
10,812,993	Pool MA4382	3.50%	04/20/47	11,601,993
125,590	Pool MA4453	4.50%	05/20/47	138,292
141,500	Pool MA4586	3.50%	07/20/47	150,849
892,926	Pool MA4588	4.50%	07/20/47	975,911
2,350,885	Pool MA4651	3.00%	08/20/47	2,500,099
1,293,862	Pool MA4652	3.50%	08/20/47	1,384,880
1,295,350	Pool MA4719	3.50%	09/20/47	1,385,270
136,085	Pool MA4722	5.00%	09/20/47	150,014
120,669	Pool MA4777	3.00%	10/20/47	128,113
3,196,452	Pool MA4778	3.50%	10/20/47	3,418,457
2,924,998	Pool MA4836	3.00%	11/20/47	3,105,558
3,105,572	Pool MA4837	3.50%	11/20/47	3,317,527
1,049,129	Pool MA4838	4.00%	11/20/47	1,128,192
174,968	Pool MA4901	4.00%	12/20/47	188,263
766,120	Pool MA4961	3.00%	01/20/48	812,589
1,138,149	Pool MA4962	3.50%	01/20/48	1,217,321
1,666,383	Pool MA4963	4.00%	01/20/48	1,794,141
927,897	Pool MA5078	4.00%	03/20/48	994,884
2,196,837	Pool MA5136	3.50%	04/20/48	2,346,559
2,023,053	Pool MA5399	4.50%	08/20/48	2,176,649
760,953	Pool MA5466	4.00%	09/20/48	817,079
216,822	Pool MA5467	4.50%	09/20/48	234,728
640,590	Pool MA5597	5.00%	11/20/48	698,561
2,520,301	Pool MA5976	3.50%	06/20/49	2,621,147
473,389	Pool MA6030	3.50%	07/20/49	492,330
2,272,012	Pool MA6080	3.00%	08/20/49	2,345,025
43,000,000	Pool TBA (c)	3.00%	06/15/47	45,522,891

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$5,800,000	Pool TBA (c)	2.50%	06/15/50	$6,102,461
				804,689,147
	Total U.S. Government Agency Mortgage-Backed Securities			845,673,042
	(Cost $830,952,027)

CORPORATE BONDS AND NOTES — 21.5%
	Aerospace/Defense — 0.1%
100,000	Northrop Grumman Corp.	2.93%	01/15/25	108,489
1,705,000	Northrop Grumman Corp.	5.25%	05/01/50	2,477,755
				2,586,244
	Agriculture — 0.3%
280,000	BAT Capital Corp.	4.39%	08/15/37	296,833
545,000	BAT Capital Corp.	4.54%	08/15/47	581,552
1,010,000	Reynolds American, Inc.	5.70%	08/15/35	1,205,117
3,735,000	Reynolds American, Inc.	5.85%	08/15/45	4,532,169
				6,615,671
	Airlines — 0.4%
1,052,359	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	845,328
121,582	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	113,448
4,165,598	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	3,868,718
910,708	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	824,355
123,284	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1	6.72%	01/02/23	120,218
5,000,000	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	4,616,927
485,167	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	414,965
				10,803,959
	Auto Manufacturers — 1.4%
1,440,000	Daimler Finance North America LLC (d)	2.20%	10/30/21	1,443,935
1,965,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (b) (d)	1.29%	02/15/22	1,896,743
1,000,000	Ford Motor Credit Co. LLC	3.16%	08/04/20	1,004,200
885,000	Ford Motor Credit Co. LLC	2.34%	11/02/20	883,124
2,000,000	Ford Motor Credit Co. LLC	5.09%	01/07/21	1,987,500
4,190,000	Ford Motor Credit Co. LLC	3.20%	01/15/21	4,136,577
1,020,000	Ford Motor Credit Co. LLC	5.75%	02/01/21	1,025,100
3,135,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)	2.18%	04/05/21	2,974,601
285,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	2.19%	10/12/21	267,866
3,845,000	Ford Motor Credit Co. LLC	3.81%	10/12/21	3,758,487
2,916,000	Ford Motor Credit Co. LLC	5.60%	01/07/22	2,923,290
2,285,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	2,210,737
390,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (b)	2.64%	03/28/22	355,003
705,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	683,871
150,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (b)	1.64%	08/03/22	136,619
655,000	Ford Motor Credit Co. LLC	4.25%	09/20/22	640,262
1,822,000	General Motors Financial Co., Inc.	3.20%	07/06/21	1,823,149
2,360,000	General Motors Financial Co., Inc.	4.38%	09/25/21	2,374,432
2,140,000	General Motors Financial Co., Inc.	4.20%	11/06/21	2,172,366
760,000	General Motors Financial Co., Inc.	3.45%	04/10/22	761,578

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers (Continued)
$2,095,000	General Motors Financial Co., Inc.	3.15%	06/30/22	$2,090,542
				35,549,982
	Banks — 3.3%
180,000	Bank of America Corp. (e)	3.00%	12/20/23	188,079
1,500,000	Bank of America Corp. (e)	2.59%	04/29/31	1,542,125
210,000	Bank of America Corp., Medium-Term Note (e)	4.27%	07/23/29	243,115
840,000	Bank of America Corp., Medium-Term Note (e)	2.50%	02/13/31	856,526
11,095,000	Bank of America Corp., Medium-Term Note (e)	4.08%	03/20/51	13,200,989
300,000	Bank of New York Mellon (The) Corp., Medium-Term Note (e)	2.66%	05/16/23	310,853
3,105,000	Bank of New York Mellon (The) Corp., Medium-Term Note	1.60%	04/24/25	3,217,931
1,000,000	Citigroup, Inc. (e)	3.14%	01/24/23	1,029,224
1,505,000	Citigroup, Inc.	3.20%	10/21/26	1,608,409
1,670,000	Citigroup, Inc. (e)	4.41%	03/31/31	1,931,576
3,605,000	Citigroup, Inc. (e)	2.57%	06/03/31	3,613,509
2,720,000	Fifth Third Bancorp	2.55%	05/05/27	2,834,694
1,000,000	Goldman Sachs Group, (The), Inc. (e)	2.88%	10/31/22	1,022,103
750,000	Goldman Sachs Group, (The), Inc. (e)	2.91%	07/24/23	771,155
1,950,000	Goldman Sachs Group, (The), Inc. (e)	3.27%	09/29/25	2,062,972
800,000	Goldman Sachs Group, (The), Inc. (e)	3.69%	06/05/28	877,169
920,000	Goldman Sachs Group, (The), Inc.	2.60%	02/07/30	931,218
1,890,000	JPMorgan Chase & Co. (e)	4.02%	12/05/24	2,065,234
500,000	JPMorgan Chase & Co.	3.90%	07/15/25	561,026
1,455,000	JPMorgan Chase & Co.	3.20%	06/15/26	1,589,780
4,055,000	JPMorgan Chase & Co. (e)	4.49%	03/24/31	4,827,397
2,360,000	JPMorgan Chase & Co. (e)	2.52%	04/22/31	2,414,318
2,505,000	JPMorgan Chase & Co. (e)	3.11%	04/22/51	2,541,078
2,145,000	Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (b)	0.75%	01/20/23	2,104,090
425,000	Morgan Stanley, Global Medium-Term Note (e)	4.43%	01/23/30	497,380
5,000,000	Northern Trust Corp.	1.95%	05/01/30	5,146,094
400,000	PNC Bank N.A.	3.80%	07/25/23	432,818
690,000	PNC Bank N.A., Bank Note	2.50%	01/22/21	698,178
250,000	Wells Fargo & Co.	3.00%	10/23/26	267,012
4,135,000	Wells Fargo & Co. (e)	3.07%	04/30/41	4,208,382
1,350,000	Wells Fargo & Co., Medium-Term Note (e)	3.58%	05/22/28	1,465,969
2,895,000	Wells Fargo & Co., Medium-Term Note (e)	2.39%	06/02/28	2,922,946
5,790,000	Wells Fargo & Co., Medium-Term Note (e)	2.88%	10/30/30	6,020,977
4,460,000	Wells Fargo & Co., Medium-Term Note (e)	2.57%	02/11/31	4,503,490
1,500,000	Wells Fargo & Co., Medium-Term Note (e)	5.01%	04/04/51	1,968,801
				80,476,617
	Beverages — 0.3%
1,500,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	1,741,926
635,000	Anheuser-Busch InBev Worldwide, Inc.	4.75%	01/23/29	751,375
200,000	Anheuser-Busch InBev Worldwide, Inc.	4.44%	10/06/48	219,392
2,400,000	Anheuser-Busch InBev Worldwide, Inc.	4.50%	06/01/50	2,712,604
2,000,000	Constellation Brands, Inc.	3.75%	05/01/50	2,081,485
				7,506,782
	Biotechnology — 0.1%
1,412,000	Amgen, Inc.	4.40%	05/01/45	1,766,804

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Biotechnology (Continued)
$175,000	Gilead Sciences, Inc.	3.65%	03/01/26	$198,956
				1,965,760
	Chemicals — 0.2%
3,744,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	4,226,623
	Commercial Services — 0.5%
2,000,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A	2.92%	09/01/50	2,078,727
2,035,000	Duke University, Series 2020	2.83%	10/01/55	2,107,937
2,055,000	Emory University, Series 2020	2.97%	09/01/50	2,192,920
2,500,000	RELX Capital, Inc.	3.00%	05/22/30	2,628,872
950,000	University of (The) Chicago, Series 20B	2.76%	04/01/45	968,117
1,750,000	William Marsh Rice University	3.77%	05/15/55	2,145,302
				12,121,875
	Computers — 0.1%
1,500,000	Apple, Inc.	2.65%	05/11/50	1,556,894
1,020,000	Dell International LLC / EMC Corp. (d)	4.42%	06/15/21	1,039,309
				2,596,203
	Diversified Financial Services — 0.4%
1,485,000	Air Lease Corp.	3.50%	01/15/22	1,421,773
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,731,857
360,000	Air Lease Corp., Medium-Term Note	2.30%	02/01/25	314,373
2,010,000	GE Capital Funding LLC (d)	4.40%	05/15/30	2,085,976
2,200,000	Intercontinental Exchange, Inc.	3.00%	06/15/50	2,222,352
1,050,000	Mastercard, Inc.	3.85%	03/26/50	1,348,547
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	521,684
				9,646,562
	Electric — 1.6%
200,000	Ameren Illinois Co.	3.70%	12/01/47	228,700
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	3,274,766
5,000,000	Arizona Public Service Co.	3.35%	05/15/50	5,150,945
750,000	Cleco Power LLC	6.00%	12/01/40	952,386
500,000	Consolidated Edison Co. of New York, Inc.	4.50%	05/15/58	623,547
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,830,215
155,000	Duke Energy Carolinas LLC	3.70%	12/01/47	179,705
700,000	Duke Energy Progress LLC	3.25%	08/15/25	779,239
750,000	Duquesne Light Holdings, Inc. (d)	6.40%	09/15/20	762,179
3,849,000	Duquesne Light Holdings, Inc. (d)	5.90%	12/01/21	4,039,196
750,000	Entergy Texas, Inc.	3.45%	12/01/27	811,528
1,000,000	Evergy Metro, Inc.	3.65%	08/15/25	1,103,008
1,250,000	Interstate Power and Light Co.	3.25%	12/01/24	1,355,761
4,855,000	Interstate Power and Light Co.	2.30%	06/01/30	4,914,574
3,000,000	ITC Holdings Corp. (d)	2.95%	05/14/30	3,160,676
400,000	LG&E and KU Energy LLC	3.75%	11/15/20	401,924
830,000	Metropolitan Edison Co. (d)	4.00%	04/15/25	927,597
2,253,000	Metropolitan Edison Co. (d)	4.30%	01/15/29	2,622,027
900,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.55% (b)	0.92%	08/28/21	900,068
1,150,000	PNM Resources, Inc.	3.25%	03/09/21	1,161,723
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	921,203
300,000	Southwestern Electric Power Co.	3.55%	02/15/22	310,007

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$700,000	Trans-Allegheny Interstate Line Co. (d)	3.85%	06/01/25	$777,431
750,000	Tucson Electric Power Co.	5.15%	11/15/21	782,221
355,000	Virginia Electric and Power Co.	4.60%	12/01/48	464,618
				38,435,244
	Engineering & Construction — 0.1%
1,900,000	PowerTeam Services LLC (d)	9.03%	12/04/25	1,931,217
	Entertainment — 0.1%
1,447,000	Churchill Downs, Inc. (d)	5.50%	04/01/27	1,459,393
740,000	Churchill Downs, Inc. (d)	4.75%	01/15/28	713,963
488,000	Live Nation Entertainment, Inc. (d)	4.75%	10/15/27	453,750
				2,627,106
	Environmental Control — 0.2%
260,000	Clean Harbors, Inc. (d)	5.13%	07/15/29	274,024
150,000	Republic Services, Inc.	2.90%	07/01/26	162,828
2,835,000	Waste Management, Inc.	4.00%	07/15/39	3,247,138
1,122,000	Waste Pro USA, Inc. (d)	5.50%	02/15/26	1,112,379
				4,796,369
	Food — 0.6%
1,000,000	Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)	1.37%	03/15/21	998,246
1,500,000	Kraft Heinz Foods Co.	5.00%	07/15/35	1,618,041
2,405,000	Kraft Heinz Foods Co.	5.00%	06/04/42	2,480,915
2,635,000	Kraft Heinz Foods Co.	5.20%	07/15/45	2,713,852
3,845,000	Kraft Heinz Foods Co.	4.38%	06/01/46	3,641,793
2,755,000	Kraft Heinz Foods Co. (d)	4.88%	10/01/49	2,747,066
97,000	Kroger (The) Co.	5.40%	01/15/49	130,681
20,000	Lamb Weston Holdings, Inc. (d)	4.63%	11/01/24	20,904
589,000	Pilgrim’s Pride Corp. (d)	5.88%	09/30/27	613,923
840,000	Post Holdings, Inc. (d)	4.63%	04/15/30	831,075
				15,796,496
	Forest Products and Paper — 0.1%
2,200,000	Georgia-Pacific LLC (d)	2.30%	04/30/30	2,253,447

	Gas — 0.1%
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	527,795
500,000	Southern Co. Gas Capital Corp.	2.45%	10/01/23	521,906
400,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	521,026
200,000	Spire, Inc.	3.54%	02/27/24	208,428
				1,779,155
	Healthcare-Products — 0.4%
2,390,000	Alcon Finance Corp. (d)	2.75%	09/23/26	2,530,086
1,500,000	Alcon Finance Corp. (d)	2.60%	05/27/30	1,520,790
300,000	Boston Scientific Corp.	3.45%	03/01/24	321,276
3,015,000	DENTSPLY SIRONA, Inc.	3.25%	06/01/30	3,094,485
180,000	Teleflex, Inc.	4.63%	11/15/27	188,133
1,180,000	Zimmer Biomet Holdings, Inc.	3.55%	03/20/30	1,252,849
				8,907,619
	Healthcare-Services — 1.3%
1,300,000	Advocate Health & Hospitals Corp., Series 2020	3.01%	06/15/50	1,318,581
150,000	Anthem, Inc.	3.30%	01/15/23	159,319

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$120,000	Anthem, Inc.	3.65%	12/01/27	$136,011
2,300,000	Anthem, Inc.	2.88%	09/15/29	2,489,557
2,485,000	Banner Health, Series 2020	3.18%	01/01/50	2,576,140
200,000	Centene Corp. (d)	5.38%	08/15/26	212,220
1,800,000	Centene Corp.	4.63%	12/15/29	1,945,998
526,000	Centene Corp.	3.38%	02/15/30	533,398
418,000	Encompass Health Corp.	4.75%	02/01/30	425,058
1,428,000	HCA, Inc.	4.75%	05/01/23	1,546,041
2,315,000	HCA, Inc.	5.00%	03/15/24	2,551,388
400,000	HCA, Inc.	5.13%	06/15/39	467,307
1,540,000	HCA, Inc.	5.25%	06/15/49	1,819,445
500,000	Humana, Inc.	3.15%	12/01/22	524,256
360,000	Humana, Inc.	2.90%	12/15/22	377,449
475,000	Humana, Inc.	3.95%	08/15/49	551,128
2,000,000	Molina Healthcare, Inc. (d)	4.38%	06/15/28	2,025,000
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	209,222
3,230,000	NYU Langone Hospitals, Series 2020	3.38%	07/01/55	3,040,697
650,000	Partners Healthcare System, Inc., Series 2020	3.34%	07/01/60	678,714
1,509,000	Stanford Health Care, Series 2018	3.80%	11/15/48	1,779,797
101,000	Tenet Healthcare Corp.	4.63%	07/15/24	102,526
1,213,000	Tenet Healthcare Corp. (d)	4.88%	01/01/26	1,248,510
1,350,000	Tenet Healthcare Corp. (d)	5.13%	11/01/27	1,399,363
1,440,000	UnitedHealth Group, Inc.	3.75%	07/15/25	1,648,544
160,000	UnitedHealth Group, Inc.	4.45%	12/15/48	210,585
605,000	UnitedHealth Group, Inc.	3.70%	08/15/49	717,033
1,185,000	UnitedHealth Group, Inc.	2.90%	05/15/50	1,236,634
725,000	UnitedHealth Group, Inc.	3.88%	08/15/59	876,763
				32,806,684
	Household Products/Wares — 0.0%
245,000	Spectrum Brands, Inc.	5.75%	07/15/25	252,912
	Insurance — 1.1%
3,050,000	Aon Corp.	2.80%	05/15/30	3,218,905
1,465,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	1,832,220
700,000	Farmers Exchange Capital III (d) (e)	5.45%	10/15/54	804,779
600,000	Farmers Insurance Exchange (d)	8.63%	05/01/24	739,193
3,495,000	Farmers Insurance Exchange (d) (e)	4.75%	11/01/57	3,545,652
2,950,000	Marsh & McLennan Cos., Inc.	2.25%	11/15/30	3,000,482
1,800,000	Massachusetts Mutual Life Insurance Co. (d)	3.38%	04/15/50	1,841,546
1,635,000	Metropolitan Life Global Funding I (d)	2.95%	04/09/30	1,768,062
400,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (d)	3.03%	12/15/24	395,117
2,785,000	New York Life Insurance Co. (d)	3.75%	05/15/50	3,142,455
620,000	Pricoa Global Funding I (d)	3.45%	09/01/23	666,254
3,770,000	Teachers Insurance & Annuity Association of America (d)	3.30%	05/15/50	3,850,023
240,000	Teachers Insurance & Annuity Association of America (d) (e)	4.38%	09/15/54	252,201
2,055,000	Willis North America, Inc.	2.95%	09/15/29	2,121,567
				27,178,456
	Media — 1.0%
633,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	5.38%	06/01/29	683,523
1,003,000	CCO Holdings LLC / CCO Holdings Capital Corp. (d)	4.50%	08/15/30	1,042,965
2,475,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	2,831,781

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	$1,759,740
100,000	Comcast Corp.	3.97%	11/01/47	118,589
850,000	CSC Holdings LLC (d)	6.63%	10/15/25	891,195
345,000	CSC Holdings LLC (d)	5.38%	02/01/28	367,780
34,000	CSC Holdings LLC (d)	6.50%	02/01/29	37,615
1,650,000	Time Warner Cable LLC	5.88%	11/15/40	2,034,849
2,450,000	Time Warner Cable LLC	5.50%	09/01/41	2,903,899
300,000	ViacomCBS, Inc.	3.70%	08/15/24	317,037
200,000	ViacomCBS, Inc.	3.70%	06/01/28	208,206
2,000,000	ViacomCBS, Inc.	4.95%	05/19/50	2,065,588
2,040,000	Walt Disney (The) Co.	2.65%	01/13/31	2,175,636
5,770,000	Walt Disney (The) Co.	3.60%	01/13/51	6,429,149
				23,867,552
	Miscellaneous Manufacturing — 0.3%
1,000,000	General Electric Co., Global Medium-Term Note	6.88%	01/10/39	1,205,179
1,000,000	General Electric Co., Medium-Term Note, 3 Mo. LIBOR + 0.38% (b)	0.92%	05/05/26	854,072
2,775,000	General Electric Co., Medium-Term Note	6.75%	03/15/32	3,327,390
1,395,000	General Electric Co., Medium-Term Note	5.88%	01/14/38	1,560,449
				6,947,090
	Oil & Gas — 0.6%
273,000	Antero Resources Corp.	5.13%	12/01/22	191,707
665,000	Antero Resources Corp.	5.00%	03/01/25	374,478
2,435,000	BP Capital Markets America, Inc.	3.63%	04/06/30	2,737,131
3,000,000	Chevron Corp.	2.24%	05/11/30	3,156,170
33,000	Endeavor Energy Resources L.P. / EER Finance, Inc. (d)	5.75%	01/30/28	32,293
1,770,000	EQT Corp.	3.90%	10/01/27	1,558,706
1,450,000	Exxon Mobil Corp.	2.61%	10/15/30	1,540,945
635,000	Exxon Mobil Corp.	4.23%	03/19/40	775,543
3,180,000	Exxon Mobil Corp.	4.33%	03/19/50	3,988,460
1,105,000	Exxon Mobil Corp.	3.45%	04/15/51	1,223,199
7,000	Gulfport Energy Corp.	6.38%	05/15/25	3,526
400,000	Hess Corp.	5.60%	02/15/41	398,393
				15,980,551
	Oil & Gas Services — 0.1%
1,510,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	1,456,908
	Packaging & Containers — 0.2%
650,000	Amcor Finance USA, Inc.	4.50%	05/15/28	699,020
221,000	Berry Global, Inc. (d)	4.88%	07/15/26	231,533
50,000	Graphic Packaging International LLC	4.88%	11/15/22	51,801
3,150,000	Graphic Packaging International LLC (d)	4.75%	07/15/27	3,310,839
240,000	Matthews International Corp. (d)	5.25%	12/01/25	218,075
140,000	Mauser Packaging Solutions Holding Co. (d)	5.50%	04/15/24	139,386
300,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3 Mo. LIBOR + 3.50% (b) (d)	4.72%	07/15/21	298,594
140,000	Sealed Air Corp. (d)	4.00%	12/01/27	141,138
355,000	WRKCo, Inc.	4.90%	03/15/29	409,292
				5,499,678

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals — 2.1%
$1,550,000	AbbVie, Inc. (d)	3.80%	03/15/25	$1,712,198
690,000	AbbVie, Inc. (d)	4.05%	11/21/39	773,181
4,150,000	AbbVie, Inc.	4.40%	11/06/42	4,793,623
1,870,000	AbbVie, Inc.	4.45%	05/14/46	2,172,128
450,000	AbbVie, Inc.	4.88%	11/14/48	562,216
1,825,000	AbbVie, Inc. (d)	4.25%	11/21/49	2,115,029
1,895,000	Bayer US Finance II LLC (d)	3.88%	12/15/23	2,046,261
1,045,000	Bayer US Finance II LLC (d)	3.38%	07/15/24	1,115,480
2,085,000	Bayer US Finance II LLC (d)	4.25%	12/15/25	2,337,090
3,160,000	Bayer US Finance II LLC (d)	4.38%	12/15/28	3,629,624
815,000	Bayer US Finance II LLC (d)	4.63%	06/25/38	966,391
425,000	Bayer US Finance II LLC (d)	4.40%	07/15/44	511,003
2,540,000	Bayer US Finance II LLC (d)	4.88%	06/25/48	3,216,196
460,000	Bayer US Finance LLC (d)	3.38%	10/08/24	492,831
300,000	Becton Dickinson and Co.	3.25%	11/12/20	302,820
1,000,000	Becton Dickinson and Co.	2.89%	06/06/22	1,039,159
3,385,000	Becton Dickinson and Co.	3.36%	06/06/24	3,655,255
1,000,000	Becton Dickinson and Co.	6.70%	08/01/28	1,245,242
2,000,000	Cigna Corp. (d)	3.40%	03/01/27	2,197,877
75,000	Cigna Corp. (d)	3.05%	10/15/27	80,678
4,204,000	Cigna Corp.	2.40%	03/15/30	4,348,749
1,030,000	Cigna Corp. (d)	3.88%	10/15/47	1,166,792
2,129,000	Cigna Corp.	4.90%	12/15/48	2,801,212
150,000	CVS Health Corp.	3.88%	07/20/25	166,913
1,850,000	CVS Health Corp.	5.13%	07/20/45	2,355,245
4,775,000	CVS Health Corp.	5.05%	03/25/48	6,144,368
535,000	Elanco Animal Health, Inc.	5.02%	08/28/23	567,645
75,000	Johnson & Johnson	3.63%	03/03/37	89,868
				52,605,074
	Pipelines — 1.1%
140,000	Cheniere Energy Partners L.P.	5.25%	10/01/25	142,365
145,000	Energy Transfer Operating L.P.	5.20%	02/01/22	151,115
198,000	Energy Transfer Operating L.P.	5.50%	06/01/27	214,870
1,030,000	Energy Transfer Operating L.P.	4.95%	06/15/28	1,086,939
315,000	Energy Transfer Operating L.P.	3.75%	05/15/30	311,628
260,000	Energy Transfer Operating L.P.	5.15%	03/15/45	250,757
2,850,000	Energy Transfer Operating L.P.	5.00%	05/15/50	2,744,182
785,000	Kinder Morgan Energy Partners L.P.	5.80%	03/15/35	958,192
650,000	Kinder Morgan, Inc.	5.30%	12/01/34	749,261
55,000	NGPL PipeCo LLC (d)	4.38%	08/15/22	56,057
2,405,000	NGPL PipeCo LLC (d)	4.88%	08/15/27	2,620,589
276,390	Pipeline Funding Co. LLC (d)	7.50%	01/15/30	325,494
150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	145,321
200,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.85%	10/15/23	201,472
50,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	51,093
650,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.50%	12/15/26	660,261
425,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.55%	12/15/29	403,227
1,500,000	Rockies Express Pipeline LLC (d)	4.80%	05/15/30	1,384,200
1,360,000	Rockies Express Pipeline LLC (d)	6.88%	04/15/40	1,323,688
390,682	Ruby Pipeline LLC (d)	7.00%	04/01/22	365,816
325,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	362,960
1,000,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	1,111,639

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$2,000,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	$2,109,672
3,000,000	Sabine Pass Liquefaction LLC (d)	4.50%	05/15/30	3,296,517
1,200,000	Spectra Energy Partners L.P.	4.60%	06/15/21	1,240,624
400,000	Sunoco Logistics Partners Operations L.P.	3.90%	07/15/26	403,851
1,606,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	1,601,291
145,000	TC PipeLines L.P.	4.65%	06/15/21	147,644
1,000,000	TC PipeLines L.P.	4.38%	03/13/25	1,058,271
1,250,000	TC PipeLines L.P.	3.90%	05/25/27	1,281,876
400,000	Williams Cos (The), Inc.	4.50%	11/15/23	430,223
600,000	Williams Cos (The), Inc.	4.55%	06/24/24	652,121
500,000	Williams Cos (The), Inc.	5.10%	09/15/45	560,801
				28,404,017
	Real Estate Investment Trusts — 1.2%
250,000	Alexandria Real Estate Equities, Inc.	4.30%	01/15/26	278,654
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	707,829
800,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	795,297
250,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	236,271
215,000	American Tower Corp.	3.00%	06/15/23	227,503
785,000	Boston Properties L.P.	3.20%	01/15/25	824,721
1,945,000	Boston Properties L.P.	3.25%	01/30/31	2,035,791
625,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.85%	04/15/23	670,277
750,000	CubeSmart L.P.	4.38%	02/15/29	818,448
3,425,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	3,450,807
500,000	Digital Realty Trust L.P.	3.63%	10/01/22	519,365
2,210,000	GLP Capital L.P. / GLP Financing II, Inc.	3.35%	09/01/24	2,046,449
1,000,000	GLP Capital L.P. / GLP Financing II, Inc.	5.25%	06/01/25	1,007,630
750,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	751,736
1,210,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	1,165,115
475,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	415,817
1,175,000	Healthcare Realty Trust, Inc.	3.75%	04/15/23	1,180,890
2,000,000	Healthcare Trust of America Holdings L.P.	3.10%	02/15/30	1,905,060
399,000	Healthpeak Properties, Inc.	4.25%	11/15/23	419,696
475,000	Healthpeak Properties, Inc.	3.88%	08/15/24	507,511
600,000	Healthpeak Properties, Inc.	3.25%	07/15/26	610,253
1,000,000	Healthpeak Properties, Inc.	3.00%	01/15/30	973,204
1,000,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	1,027,062
1,000,000	Kilroy Realty L.P.	3.45%	12/15/24	1,003,157
1,300,000	Kimco Realty Corp.	3.40%	11/01/22	1,343,291
200,000	Life Storage L.P.	3.88%	12/15/27	208,024
40,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	41,704
80,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	4.50%	01/15/28	77,885
176,000	National Retail Properties, Inc.	3.30%	04/15/23	180,679
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	345,496
750,000	Prologis L.P.	4.38%	02/01/29	885,328
22,000	SBA Communications Corp.	4.88%	09/01/24	22,749
300,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	295,081
550,000	SL Green Realty Corp.	4.50%	12/01/22	557,314
1,000,000	Ventas Realty L.P.	2.65%	01/15/25	955,242
400,000	Ventas Realty L.P.	3.85%	04/01/27	395,977
550,000	WEA Finance LLC (d)	3.15%	04/05/22	550,181

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Investment Trusts (Continued)
$75,000	Welltower, Inc.	4.50%	01/15/24	$78,849
1,125,000	Welltower, Inc.	4.00%	06/01/25	1,176,586
				30,692,929
	Retail — 0.2%
770,000	McDonald’s Corp., Medium-Term Note	3.63%	09/01/49	846,683
488,000	Rite Aid Corp. (d)	6.13%	04/01/23	455,365
1,760,000	Starbucks Corp.	2.25%	03/12/30	1,777,783
500,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	514,809
150,000	Walgreens Boots Alliance, Inc.	3.80%	11/18/24	162,079
				3,756,719
	Semiconductors — 0.5%
2,880,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.63%	01/15/24	3,033,627
935,000	Broadcom, Inc. (d)	3.63%	10/15/24	993,655
5,400,000	Intel Corp.	4.75%	03/25/50	7,411,520
				11,438,802
	Software — 0.1%
140,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (d)	5.75%	03/01/25	140,235
1,400,000	Fiserv, Inc.	3.20%	07/01/26	1,527,684
510,000	Fiserv, Inc.	2.65%	06/01/30	527,984
585,000	SS&C Technologies, Inc. (d)	5.50%	09/30/27	615,803
				2,811,706
	Telecommunications — 1.4%
1,025,000	AT&T, Inc.	4.30%	02/15/30	1,168,016
3,175,000	AT&T, Inc.	4.50%	05/15/35	3,580,079
1,000,000	AT&T, Inc.	5.25%	03/01/37	1,225,190
1,640,000	AT&T, Inc.	4.30%	12/15/42	1,819,588
1,947,000	AT&T, Inc.	4.80%	06/15/44	2,251,978
3,645,000	AT&T, Inc.	4.75%	05/15/46	4,255,679
500,000	AT&T, Inc.	5.15%	11/15/46	613,043
215,000	Level 3 Financing, Inc.	5.38%	01/15/24	218,471
1,480,000	Level 3 Financing, Inc. (d)	3.40%	03/01/27	1,503,747
140,000	Level 3 Financing, Inc. (d)	4.63%	09/15/27	143,795
185,000	Qwest Corp.	7.25%	09/15/25	207,548
1,000,000	SES GLOBAL Americas Holdings G.P. (d)	5.30%	03/25/44	955,289
128,000	Sprint Corp.	7.88%	09/15/23	145,613
1,216,875	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (d)	3.36%	09/20/21	1,224,097
2,835,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (d)	4.74%	03/20/25	3,015,434
4,030,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (d)	5.15%	03/20/28	4,509,328
1,423,000	T-Mobile USA, Inc. (d)	3.88%	04/15/30	1,547,128
2,845,000	T-Mobile USA, Inc. (d)	4.38%	04/15/40	3,156,309
1,150,000	Verizon Communications, Inc.	4.13%	03/16/27	1,342,535
1,000,000	Verizon Communications, Inc.	4.33%	09/21/28	1,194,531
1,150,000	Verizon Communications, Inc.	3.15%	03/22/30	1,278,137
				35,355,535

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Transportation — 0.0%
$270,000	Union Pacific Corp.	3.95%	09/10/28	$313,847
	Total Corporate Bonds and Notes			529,991,391
	(Cost $506,480,052)

U.S. GOVERNMENT BONDS AND NOTES — 18.4%

38,895,000	U.S. Treasury Bond	2.00%	02/15/50	44,596,308
34,730,000	U.S. Treasury Bond	1.25%	05/15/50	33,430,338
20,594,868	U.S. Treasury Inflation Indexed Bond (f)	0.25%	02/15/50	22,538,346
13,636,131	U.S. Treasury Inflation Indexed Note (f)	0.13%	04/15/25	14,078,217
17,958,833	U.S. Treasury Inflation Indexed Note (f)	0.25%	07/15/29	19,247,029
65,658,000	U.S. Treasury Note	0.13%	05/31/22	65,620,811
201,340,000	U.S. Treasury Note	0.38%	04/30/25	202,008,511
28,815,000	U.S. Treasury Note	0.25%	05/31/25	28,742,963
24,640,000	U.S. Treasury Note	0.63%	05/15/30	24,590,912
	Total U.S. Government Bonds and Notes			454,853,435
	(Cost $448,781,650)

ASSET-BACKED SECURITIES — 6.5%
	ACE Securities Corp. Home Equity Loan Trust
13,345,814	Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.15% (b)	0.32%	01/25/37	8,754,325
	Ajax Mortgage Loan Trust
5,395,963	Series 2019-F, Class A1, steps up to 3.86% after Redemption Date (d) (g)	2.86%	07/25/59	5,462,629
	Ammc CLO 19 Ltd.
4,675,000	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (b) (d)	2.36%	10/16/28	4,604,897
	Argent Securities, Inc.
255,000	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (b)	0.66%	10/25/35	247,610
	Asset Backed Funding Certificates Trust
94,869	Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (b)	0.31%	09/25/36	93,197
	Barings CLO Ltd.
378,209	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (d)	1.94%	01/20/28	374,009
767,000	Series 2016-2A, Class AR, 3 Mo. LIBOR + 1.08% (b) (d)	2.22%	07/20/28	757,360
	BlueMountain CLO Ltd.
547,819	Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (b) (d)	2.28%	10/22/30	539,289
	Brazos Higher Education Authority, Inc.
270,000	Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (b)	1.41%	11/25/33	260,816
300,000	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (b)	1.99%	10/27/36	289,904
	Carrington Mortgage Loan Trust
1,470,000	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (b)	0.52%	02/25/36	1,426,385
	Citigroup Mortgage Loan Trust
1,600,000	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (b)	0.46%	08/25/36	1,557,450
	Dryden Senior Loan Fund
900,000	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (b) (d)	2.12%	04/15/29	883,988
572,000	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (d)	1.59%	08/15/30	562,875
	ECMC Group Student Loan Trust
1,725,218	Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (d)	1.22%	05/25/67	1,673,685

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	EFS Volunteer No 3 LLC
$158,939	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (d)	1.17%	04/25/33	$156,426
	First Franklin Mortgage Loan Trust
269,942	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (b)	0.33%	10/25/36	194,255
16,237,060	Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (b)	0.31%	03/25/37	10,833,047
	GE-WMC Mortgage Securities LLC
1,009,549	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (b)	0.83%	10/25/35	990,132
	Goal Capital Funding Trust
5,100,000	Series 2007-1, Class A5, 3 Mo. LIBOR + 0.16% (b)	1.38%	03/25/42	4,351,251
	GoldenTree Loan Management US CLO Ltd.
4,227,000	Series 2017-1A, Class AR, 3 Mo. LIBOR + 0.95% (b) (d)	2.09%	04/20/29	4,164,648
	GSAA Home Equity Trust
1,700,000	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (b)	0.60%	06/25/35	1,658,280
	JP Morgan Mortgage Acquisition Trust
187,557	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (b)	0.44%	05/25/36	185,498
2,658,862	Series 2006-WF1, Class A6, steps up to 6.50% after Redemption Date (g)	6.00%	07/25/36	1,231,117
17,129,022	Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.15% (b)	0.32%	07/25/36	9,712,291
8,739,297	Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.25% (b)	0.42%	07/25/36	5,076,280
405,000	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (b)	0.45%	01/25/37	381,289
	Legacy Mortgage Asset Trust
4,083,088	Series 2019-GS1, Class A1 (b) (d)	4.00%	01/25/59	4,133,402
2,253,080	Series 2019-GS4, Class A1 (b) (d)	3.44%	05/25/59	2,234,962
	Lehman XS Trust
4,778,232	Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.26% (b)	0.43%	05/25/46	4,173,403
	Long Beach Mortgage Loan Trust
873,081	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (b)	0.39%	02/25/36	832,142
	Magnetite VII Ltd.
4,691,000	Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (b) (d)	2.02%	01/15/28	4,599,024
	Magnetite CLO Ltd.
800,000	Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (b) (d)	2.42%	04/20/30	787,536
	Mastr Asset Backed Securities Trust
8,496,933	Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (b)	0.22%	08/25/36	3,578,392
	Merrill Lynch First Franklin Mortgage Loan Trust
380,150	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (b)	0.30%	06/25/37	295,346
	Mid-State Trust
195,976	Series 2003-11, Class A1	4.86%	07/15/38	208,475
	Morgan Stanley ABS Capital I, Inc. Trust
6,773,629	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)	0.27%	10/25/36	3,442,712
1,000,000	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (b)	0.55%	12/25/35	971,655
7,566,527	Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (b)	0.40%	11/25/36	5,076,438
	Navient Student Loan Trust
292,443	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	0.68%	06/25/31	280,338
240,670	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (b)	0.79%	03/25/83	228,065
75,258	Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (b)	0.79%	03/25/83	71,913
139,956	Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (b)	0.77%	05/27/49	135,064
199,195	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (b)	0.77%	04/25/40	189,684
1,750,000	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (d)	1.67%	06/25/65	1,737,860
4,050,511	Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (b) (d)	1.42%	06/25/65	3,928,627
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (d)	1.22%	07/26/66	289,331
3,678,084	Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (b) (d)	0.97%	07/26/66	3,479,314
	New Century Home Equity Loan Trust
2,600,000	Series 2005-4, Class M3, 1 Mo. LIBOR + 0.55% (b)	0.72%	09/25/35	2,517,338

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Palmer Square Loan Funding Ltd.
$213,829	Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (b) (d)	2.19%	04/20/27	$210,832
1,909,874	Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (b) (d)	1.92%	10/24/27	1,878,500
	Residential Asset Mortgage Products, Inc.
195,323	Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (b)	0.59%	03/25/36	194,793
2,000,000	Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)	0.62%	03/25/36	1,955,754
	Residential Asset Securities Corp.
260,000	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (b)	0.45%	04/25/36	249,954
1,445,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)	0.50%	04/25/36	1,361,085
11,791	Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (b)	0.41%	06/25/36	11,806
	Saxon Asset Securities Trust
749,482	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (b)	0.41%	05/25/47	613,491
	Securitized Asset-Backed Receivables LLC Trust
192,277	Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (b)	0.56%	10/25/35	189,821
	SLC Student Loan Trust
400,000	Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (b)	0.90%	12/15/39	357,679
5,054,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (b)	0.90%	03/15/55	4,524,664
130,000	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (b)	0.90%	09/15/39	119,279
2,042,175	Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (b)	2.34%	12/15/32	2,012,818
	SLM Student Loan Trust
141,501	Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (b) (d)	1.21%	12/15/27	140,427
250,000	Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (b)	1.74%	10/25/40	230,120
611,348	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (b)	1.59%	01/25/41	574,211
207,696	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (b)	1.16%	01/25/41	194,684
58,074	Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (b)	1.37%	10/25/24	57,879
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	1.74%	10/27/70	62,044
925,693	Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (b)	1.64%	01/25/22	851,403
5,468,902	Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (b)	1.74%	04/25/23	5,230,103
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	2.19%	01/25/83	105,779
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	2.19%	04/26/83	562,095
5,583,008	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (b)	2.09%	07/25/23	5,266,769
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (b)	2.84%	07/26/83	297,365
2,724,416	Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (b)	2.49%	04/25/23	2,669,489
345,000	Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (b)	1.32%	10/25/34	339,709
4,150,000	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (b)	1.37%	10/25/34	4,030,197
776,946	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (b)	0.87%	01/25/29	717,184
764,889	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (b)	0.82%	12/27/38	735,165
288,853	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (b)	0.92%	05/26/26	265,632
4,101,526	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (b)	0.82%	05/26/26	3,901,878
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	1.97%	09/25/43	480,780
146,388	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (b)	0.62%	06/25/43	137,826
	Soundview Home Loan Trust
59,023	Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (b)	0.50%	03/25/36	58,620
	Structured Asset Investment Loan Trust
975,781	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (b)	0.97%	07/25/34	931,394
270,852	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (b)	0.90%	03/25/35	267,898
	Structured Asset Securities Corp. Mortgage Loan Trust
1,350,000	Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (b)	1.10%	05/25/35	1,257,836
	TCI-Flatiron CLO Ltd.
700,000	Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (b) (d)	2.35%	07/17/28	691,463
	Towd Point Mortgage Trust
490,766	Series 2015-2, Class 1A13 (b) (d)	2.50%	11/25/60	494,239
	Treman Park CLO Ltd.
850,000	Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (b) (d)	2.21%	10/20/28	837,079

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
$139,506	Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (b) (d)	1.71%	07/25/26	$138,397
	Wachovia Student Loan Trust
1,063,993	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (d)	1.16%	04/25/40	1,002,937
	WaMu Asset-Backed Certificates WaMu Trust
1,284,442	Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (b)	0.28%	04/25/37	589,642
4,457,233	Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (b)	0.36%	04/25/37	2,086,458
6,367,476	Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (b)	0.42%	04/25/37	3,023,834
	Total Asset-Backed Securities			161,524,966
	(Cost $162,023,077)

MORTGAGE-BACKED SECURITIES — 5.3%
	Collateralized Mortgage Obligations — 4.5%
	Alternative Loan Trust
7,035,085	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (b)	0.65%	06/25/35	6,245,867
1,011,860	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (b)	0.90%	11/25/35	962,510
3,596,654	Series 2007-13, Class A1	6.00%	06/25/47	2,760,649
	American Home Mortgage Investment Trust
2,429,612	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)	0.75%	11/25/45	2,151,456
	Banc of America Funding Trust
715,000	Series 2014-R6, Class 2A13 (d) (h)	0.75%	07/26/36	681,878
	BCAP LLC Trust
346,893	Series 2015-RR5, Class 1A3 (d) (h)	2.10%	08/26/36	344,232
	Bear Stearns ALT-A Trust
29,997	Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (b)	0.81%	07/25/34	29,989
	Bear Stearns Mortgage Funding Trust
154,671	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	0.38%	07/25/36	134,681
3,388,071	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)	0.35%	10/25/36	3,007,597
4,965,100	Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (b)	0.36%	01/25/37	4,191,880
271,941	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (b)	0.33%	06/25/47	226,546
	CIM Trust
3,479,839	Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (b) (d)	2.37%	01/25/57	3,462,728
2,633,136	Series 2017-6, Class A1 (d)	3.02%	06/25/57	2,605,395
4,661,855	Series 2019-R1, Class A (d)	3.25%	10/25/58	4,332,390
6,055,287	Series 2019-R4, Class A1 (d)	3.00%	10/25/59	5,609,859
10,500,000	Series 2020-R3, Class A1A (d) (h) (i)	4.00%	01/26/60	10,526,250
	CitiMortgage Alternative Loan Trust
3,256,580	Series 2006-A4, Class 1A8	6.00%	09/25/36	3,139,101
	Credit Suisse Mortgage Trust
331,847	Series 2010-7R, Class 1A12 (d)	4.00%	01/26/37	333,035
394,078	Series 2010-8R, Class 4A5 (d) (h)	3.62%	12/26/35	393,562
418,175	Series 2010-8R, Class 10A5 (d) (h)	3.78%	04/26/47	414,040
34,032	Series 2011-5R, Class 2A1 (d) (h)	3.59%	08/27/46	34,143
247,404	Series 2014-2R, Class 19A1 (d) (h)	3.00%	05/27/36	246,027
36,616	Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (b) (d)	2.59%	11/25/37	37,668
3,780,402	Series 2019-RPL8, Class A1 (d)	3.32%	10/25/58	3,765,288
	GMACM Mortgage Loan Trust
2,033,824	Series 2006-AR1, Class 1A1 (h)	3.75%	04/19/36	1,717,027
2,466,970	Series 2006-J1, Class A4	5.75%	04/25/36	2,409,111

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GreenPoint Mortgage Funding Trust
$176,008	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	0.75%	02/25/36	$168,335
	HarborView Mortgage Loan Trust
569,571	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (b)	0.48%	11/19/35	471,166
1,690,487	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	1.17%	10/25/37	1,446,921
	HomeBanc Mortgage Trust
1,295,165	Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (b)	0.91%	12/25/34	1,261,407
	Impac CMB Trust
327,768	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	0.69%	04/25/35	306,978
1,096,988	Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.54% (b)	0.71%	05/25/35	1,057,380
	IndyMac INDX Mortgage Loan Trust
2,079,468	Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.30% (b)	0.47%	07/25/35	1,850,752
5,042,596	Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.20% (b)	0.37%	06/25/46	4,197,459
6,262,650	Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (b)	0.42%	07/25/37	5,492,667
	JP Morgan Mortgage Trust
2,559,159	Series 2006-A4, Class 1A1 (h)	4.11%	06/25/36	2,174,071
	Lehman XS Trust
342,939	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (b)	0.36%	11/25/46	299,563
3,947,199	Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (b)	0.57%	09/25/47	3,463,570
	Merrill Lynch Alternative Note Asset Trust
5,494,275	Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (b)	0.68%	07/25/47	4,754,229
	Morgan Stanley Mortgage Loan Trust
801,310	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (b)	1.14%	07/25/34	783,987
74,503	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (b)	0.43%	04/25/35	72,212
	Morgan Stanley Resecuritization Trust
137,611	Series 2015-R2, Class 1A1, 12 Mo. Treasury Average + 0.71% (b) (d)	2.58%	12/27/46	143,779
	MortgageIT Trust
119,692	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (b)	0.69%	12/25/35	112,216
	Nomura Resecuritization Trust
3,620,668	Series 2015-5R, Class 1A1 (d)	4.00%	08/26/37	3,683,458
	Opteum Mortgage Acceptance Corp.
1,532,183	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (b)	0.55%	12/25/35	1,468,902
514,851	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (b)	0.38%	04/25/36	469,631
	RALI Trust
5,060,112	Series 2007-QS9, Class A33	6.50%	07/25/37	4,505,216
	Stanwich Mortgage Loan Co. LLC
4,939,322	Series 2019-RPL1, Class A, steps up to 3.72% after Redemption Date (d) (g)	3.72%	03/15/49	4,851,366
	Structured Adjustable Rate Mortgage Loan Trust
44,871	Series 2004-12, Class 3A1 (h)	3.82%	09/25/34	44,364
	Structured Asset Mortgage Investments II Trust
3,200,728	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)	0.40%	02/25/36	2,826,299
3,342,162	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (b)	3.19%	08/25/47	3,002,352
	WaMu Mortgage Pass-Through Certificates Trust
135,327	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (b)	0.85%	01/25/45	131,592
241,506	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)	0.43%	11/25/45	225,982
343,206	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	2.69%	02/25/46	322,357

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust (Continued)
$502,430	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (b)	2.81%	05/25/46	$469,093
				109,820,213
	Commercial Mortgage-Backed Securities — 0.8%
	Banc of America Merrill Lynch Large Loan Commercial Mortgage Securities Trust
285,000	Series 2015-200P, Class A (d)	3.22%	04/14/33	301,345
1,275,000	Series 2016-ISQ, Class A (d)	2.85%	08/14/34	1,312,675
1,265,000	Series 2018-PARK, Class A (d) (h)	4.09%	08/10/38	1,452,740
	BX Trust
580,000	Series 2019-OC11, Class A (d)	3.20%	12/09/41	588,131
	CALI Mortgage Trust
1,125,000	Series 2019-101C, Class A (d)	3.96%	03/10/39	1,281,625
	Century Plaza Towers
840,000	Series 2019-CPT, Class A (d)	2.87%	11/13/39	888,175
	COMM Mortgage Trust
206,646	Series 2012-CR5, Class A3	2.54%	12/10/45	208,755
315,000	Series 2012-CR5, Class A4	2.77%	12/10/45	320,124
	DBJPM Mortgage Trust
2,050,000	Series 2016-SFC, Class A (d)	2.83%	08/10/36	1,969,167
	DC Office Trust
900,000	Series 2019-MTC, Class A (d)	2.97%	09/15/45	941,394
	Eleven Madison Mortgage Trust
305,000	Series 2015-11MD, Class A (d) (h)	3.55%	09/10/35	326,339
	Hudson Yards Mortgage Trust
1,190,000	Series 2019-30HY, Class A (d)	3.23%	07/10/39	1,293,399
1,200,000	Series 2019-55HY, Class A (d) (h)	2.94%	12/10/41	1,273,335
	JPMorgan Chase Commercial Mortgage Securities Trust
1,110,000	Series 2019-OSB, Class A (d)	3.40%	06/05/39	1,214,316
	MKT Mortgage Trust
1,730,000	Series 2020-525M, Class A (d)	2.69%	02/12/40	1,807,273
	Natixis Commercial Mortgage Securities Trust
1,490,000	Series 2020-2PAC, Class A (d)	2.97%	12/15/38	1,547,156
	One Bryant Park Trust
985,000	Series 2019-OBP, Class A (d)	2.52%	09/15/54	1,014,005
	RBS Commercial Funding, Inc. Trust
50,000	Series 2013-GSP, Class A (d) (h)	3.83%	01/15/32	50,796
	SFAVE Commercial Mortgage Securities Trust
150,000	Series 2015-5AVE, Class A1 (d) (h)	3.87%	01/05/43	160,487
125,000	Series 2015-5AVE, Class A2B (d) (h)	4.14%	01/05/43	110,567
	UBS-Barclays Commercial Mortgage Trust
249,678	Series 2013-C6, Class A3	2.97%	04/10/46	256,345
	Worldwide Plaza Trust
1,880,000	Series 2017-WWP, Class A (d)	3.53%	11/10/36	2,016,180
				20,334,329
	Total Mortgage-Backed Securities			130,154,542
	(Cost $134,393,799)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 3.7%
	Airlines — 0.0%
692,400	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (d)	3.30%	01/15/30	$607,902
	Banks — 0.5%
800,000	Banco Nacional de Comercio Exterior SNC (USD) (d) (e)	3.80%	08/11/26	774,856
400,000	Global Bank Corp. (USD) (e) (j)	5.25%	04/16/29	392,626
1,195,000	Lloyds Banking Group PLC (USD) (e)	2.86%	03/17/23	1,219,045
1,870,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	2,011,143
3,125,000	Lloyds Banking Group PLC (USD) (e)	3.87%	07/09/25	3,322,419
1,800,000	Santander UK Group Holdings PLC (USD)	2.88%	08/05/21	1,831,526
500,000	Santander UK Group Holdings PLC (USD) (e)	3.37%	01/05/24	519,087
1,900,000	Santander UK Group Holdings PLC (USD) (e)	4.80%	11/15/24	2,085,492
				12,156,194
	Beverages — 0.1%
245,000	Bacardi Ltd. (USD) (d)	4.70%	05/15/28	270,254
385,000	Bacardi Ltd. (USD) (d)	5.30%	05/15/48	463,876
1,800,000	Diageo Capital PLC (USD)	2.13%	04/29/32	1,824,243
				2,558,373
	Commercial Services — 0.3%
1,400,000	DP World Crescent Ltd. (USD) (d)	4.85%	09/26/28	1,445,304
1,689,000	IHS Markit Ltd. (USD) (d)	5.00%	11/01/22	1,815,686
2,500,000	IHS Markit Ltd. (USD)	3.63%	05/01/24	2,613,112
795,000	IHS Markit Ltd. (USD) (d)	4.75%	02/15/25	868,347
135,000	IHS Markit Ltd. (USD) (d)	4.00%	03/01/26	144,546
250,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	287,984
				7,174,979
	Diversified Financial Services — 0.9%
375,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	05/15/21	365,559
800,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	5.00%	10/01/21	780,691
1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	1,413,491
1,100,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	05/26/22	1,020,197
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.13%	07/03/23	892,051
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.88%	01/16/24	879,757
3,380,000	Avolon Holdings Funding Ltd. (USD) (d)	5.13%	10/01/23	2,861,279
135,000	Avolon Holdings Funding Ltd. (USD) (d)	5.25%	05/15/24	114,128
885,000	Avolon Holdings Funding Ltd. (USD) (d)	2.88%	02/15/25	678,834
840,000	Fondo Mivivienda S.A. (USD) (j)	3.50%	01/31/23	860,920
9,840,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	9,853,748
1,240,000	Park Aerospace Holdings Ltd. (USD) (d)	5.25%	08/15/22	1,095,256
850,000	Park Aerospace Holdings Ltd. (USD) (d)	4.50%	03/15/23	720,947
1,670,000	Park Aerospace Holdings Ltd. (USD) (d)	5.50%	02/15/24	1,436,786
				22,973,644
	Electric — 0.0%
400,000	Minejesa Capital B.V. (USD) (d)	5.63%	08/10/37	405,718
250,000	Mong Duong Finance Holdings B.V. (USD) (j)	5.13%	05/07/29	246,848
				652,566

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental Control — 0.0%
890,000	GFL Environmental, Inc. (USD) (d)	5.13%	12/15/26	$928,381
	Food — 0.0%
150,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (d)	5.50%	01/15/30	155,972
	Household Products/Wares — 0.0%
200,000	Reckitt Benckiser Treasury Services PLC (USD) (d)	2.75%	06/26/24	211,438
	Media — 0.0%
400,000	Virgin Media Secured Finance PLC (USD) (d)	5.50%	08/15/26	418,162
345,000	Virgin Media Secured Finance PLC (USD) (d)	5.50%	05/15/29	363,049
				781,211
	Mining — 0.2%
64,000	Corp. Nacional del Cobre de Chile (USD) (j)	4.50%	09/16/25	71,273
900,000	Corp. Nacional del Cobre de Chile (USD) (j)	3.63%	08/01/27	957,920
955,000	Corp. Nacional del Cobre de Chile (USD) (j)	3.15%	01/14/30	987,121
1,660,000	Indonesia Asahan Aluminium Persero PT (USD) (d)	6.53%	11/15/28	1,883,920
				3,900,234
	Oil & Gas — 0.6%
20,000	Canadian Natural Resources Ltd. (USD)	3.85%	06/01/27	20,645
200,000	Ecopetrol S.A. (USD)	5.88%	05/28/45	208,861
1,491,000	KazMunayGas National Co. JSC (USD) (j)	5.75%	04/19/47	1,685,083
2,104,000	Pertamina Persero PT (USD) (d)	3.10%	08/25/30	2,090,595
1,587,000	Petrobras Global Finance B.V. (USD) (d)	5.09%	01/15/30	1,514,895
200,000	Petroleos del Peru S.A. (USD) (j)	4.75%	06/19/32	217,312
1,590,000	Petroleos Mexicanos (USD) (d)	5.95%	01/28/31	1,285,356
215,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	173,117
2,430,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	1,869,387
2,035,000	Petroleos Mexicanos (USD) (d)	7.69%	01/23/50	1,688,429
1,705,000	Petroleos Mexicanos (USD) (d)	6.95%	01/28/60	1,323,404
513,000	Petronas Capital Ltd. (USD) (d)	3.50%	04/21/30	564,395
200,000	Saudi Arabian Oil Co. (USD) (j)	4.25%	04/16/39	218,182
197,895	Transocean Pontus Ltd. (USD) (d)	6.13%	08/01/25	188,990
517,000	Transocean Poseidon Ltd. (USD) (d)	6.88%	02/01/27	473,055
				13,521,706
	Oil & Gas Services — 0.0%
328,250	Transocean Phoenix 2 Ltd. (USD) (d)	7.75%	10/15/24	320,044
16,250	Transocean Proteus Ltd. (USD) (d)	6.25%	12/01/24	15,681
				335,725
	Packaging & Containers — 0.1%
400,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD) (d)	4.13%	08/15/26	402,318
51,000	OI European Group B.V. (USD) (d)	4.00%	03/15/23	50,548

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Packaging & Containers (Continued)
1,495,000	Trivium Packaging Finance B.V. (USD) (d)	5.50%	08/15/26	$1,571,858
				2,024,724
	Pharmaceuticals — 0.1%
300,000	AstraZeneca PLC (USD)	3.50%	08/17/23	325,189
522,000	Bausch Health Cos., Inc. (USD) (d)	6.50%	03/15/22	531,691
550,000	Bausch Health Cos., Inc. (USD) (d)	7.00%	03/15/24	570,567
				1,427,447
	Pipelines — 0.0%
800,000	Southern Gas Corridor CJSC (USD) (j)	6.88%	03/24/26	922,939

	Retail — 0.2%
100,000	Alimentation Couche-Tard, Inc. (USD) (d)	3.55%	07/26/27	105,205
4,230,000	Alimentation Couche-Tard, Inc. (USD) (d)	3.80%	01/25/50	4,046,490
				4,151,695
	Savings & Loans — 0.2%
4,895,000	Nationwide Building Society (USD) (d) (e)	3.62%	04/26/23	5,041,608
360,000	Nationwide Building Society (USD) (d) (e)	3.77%	03/08/24	377,921
300,000	Nationwide Building Society (USD) (d) (e)	4.36%	08/01/24	321,479
				5,741,008
	Semiconductors — 0.1%
1,205,000	NXP B.V. / NXP Funding LLC (USD) (d)	4.13%	06/01/21	1,240,505

	Telecommunications — 0.4%
200,000	C&W Senior Financing DAC (USD) (d)	6.88%	09/15/27	197,919
1,970,000	Intelsat Jackson Holdings S.A. (USD) (d) (k)	8.50%	10/15/24	1,128,032
390,000	Intelsat Jackson Holdings S.A. (USD) (d) (k)	9.75%	07/15/25	231,116
725,000	Koninklijke KPN N.V. (USD)	8.38%	10/01/30	1,043,315
500,000	SES S.A. (USD) (d)	3.60%	04/04/23	498,685
330,000	Vodafone Group PLC (USD)	3.75%	01/16/24	359,223
2,777,000	Vodafone Group PLC (USD)	4.88%	06/19/49	3,481,556
1,375,000	Vodafone Group PLC (USD)	4.25%	09/17/50	1,586,457
				8,526,303
	Transportation — 0.0%
526,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (d)	3.65%	05/07/30	562,426
	Total Foreign Corporate Bonds and Notes			90,555,372
	(Cost $94,125,940)

FOREIGN SOVEREIGN BONDS AND NOTES — 2.7%
	Bahrain — 0.1%
1,200,000	Bahrain Government International Bond (USD) (j)	7.00%	10/12/28	1,258,800
	Colombia — 0.1%
684,000	Colombia Government International Bond (USD)	4.50%	01/28/26	742,041
437,000	Colombia Government International Bond (USD)	3.88%	04/25/27	464,125
700,000	Colombia Government International Bond (USD)	3.00%	01/30/30	701,312
1,233,000	Colombia Government International Bond (USD)	5.20%	05/15/49	1,456,216
				3,363,694

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Dominican Republic — 0.1%
1,857,000	Dominican Republic International Bond (USD) (j)	6.00%	07/19/28	$1,793,992
330,000	Dominican Republic International Bond (USD) (d)	4.50%	01/30/30	287,722
				2,081,714
	Egypt — 0.1%
800,000	Egypt Government International Bond (USD) (d)	5.58%	02/21/23	806,095
400,000	Egypt Government International Bond (USD) (d)	7.60%	03/01/29	406,559
				1,212,654
	Indonesia — 0.0%
757,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	775,107

	Japan — 1.3%
3,580,000,000	Japan Treasury Discount Bill, Series 892 (JPY)	(l)	06/08/20	33,196,764

	Mexico — 0.1%
292,000	Mexico Government International Bond (USD)	3.75%	01/11/28	301,766
3,332,000	Mexico Government International Bond (USD)	3.25%	04/16/30	3,285,152
				3,586,918
	Panama — 0.1%
1,783,000	Panama Government International Bond (USD)	3.16%	01/23/30	1,875,511

	Paraguay — 0.0%
600,000	Paraguay Government International Bond (USD) (j)	4.63%	01/25/23	627,000

	Peru — 0.1%
1,175,000	Peruvian Government International Bond (USD)	4.13%	08/25/27	1,339,288
1,675,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	1,777,276
				3,116,564
	Qatar — 0.1%
2,324,000	Qatar Government International Bond (USD) (j)	4.50%	04/23/28	2,692,412
353,000	Qatar Government International Bond (USD) (j)	4.63%	06/02/46	436,213
				3,128,625
	Russia — 0.1%
1,600,000	Russian Foreign Bond - Eurobond (USD) (j)	4.38%	03/21/29	1,851,738

	Saudi Arabia — 0.2%
3,040,000	Saudi Government International Bond (USD) (j)	3.63%	03/04/28	3,285,778
320,000	Saudi Government International Bond (USD) (d)	2.75%	02/03/32	319,222
200,000	Saudi Government International Bond (USD) (j)	4.50%	10/26/46	223,883
200,000	Saudi Government International Bond (USD) (d)	3.75%	01/21/55	197,500
				4,026,383
	South Africa — 0.1%
1,200,000	Republic of South Africa Government International Bond (USD)	4.67%	01/17/24	1,211,168
1,264,000	Republic of South Africa Government International Bond (USD)	4.30%	10/12/28	1,138,862
				2,350,030
	Turkey — 0.0%
400,000	Turkey Government International Bond (USD)	3.25%	03/23/23	374,137

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	United Arab Emirates — 0.1%
1,837,000	Abu Dhabi Government International Bond (USD) (j)	2.50%	09/30/29	$1,894,373

	Uruguay — 0.1%
173,486	Uruguay Government International Bond (USD)	4.38%	10/27/27	194,707
960,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	1,097,112
				1,291,819
	Total Foreign Sovereign Bonds and Notes			66,011,831
	(Cost $66,968,002)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 0.8%
	California — 0.4%
$32	CA St Build America Bonds	7.95%	03/01/36	28
2,585,000	Los Angeles CA Unif School District	5.75%	07/01/34	3,441,385
1,065,000	Regents of the Univ of CA Medical Center Pooled Rev	3.01%	05/15/50	1,033,582
4,715,000	Regents of the Univ of CA Medical Center Pooled Rev	3.26%	05/15/60	4,711,841
				9,186,836
	Indiana — 0.1%
1,500,000	IN Univ	3.07%	06/01/60	1,537,605
	Massachusetts — 0.1%
2,695,000	Commonwealth of MA	3.00%	03/01/49	2,874,595
	Missouri — 0.0%
735,000	Hlth & Eductnl Facs Auth of the State of MO	3.65%	08/15/57	865,066
	New Jersey — 0.0%
500,000	NJ St Turnpike Auth Rev	3.73%	01/01/36	548,725
	New York — 0.1%
1,225,000	Metro Transprtn Auth	5.18%	11/15/49	1,339,060
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	489,400
				1,828,460
	North Carolina — 0.1%
2,250,000	Univ of NC at Chapel Hill	3.33%	12/01/36	2,550,757
	Total Municipal Bonds			19,392,044
	(Cost $18,729,633)

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Rate (m)	Stated Maturity (n)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 0.2%
	Environmental — 0.0%
$500,000	GFL Environmental, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	05/31/25	$492,750
	Food and Beverage — 0.0%
648,371	Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	628,310
	Gaming — 0.0%
250,000	VICI Properties, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.92%	12/22/24	238,125
	Healthcare — 0.0%
249,375	Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.17%	11/15/27	243,141
250,000	MPH Acquisition Holdings LLC, Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	239,635
				482,776
	Pharmaceuticals — 0.1%
777,178	Bausch Health Cos., Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.46%	06/01/25	760,803
100,000	Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.92%	02/04/27	96,750
				857,553
	Wirelines — 0.1%
249,375	CenturyLink, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.43%	03/15/27	238,971
650,000	Front Range Bidco, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.20%	03/09/27	624,410
750,000	Level 3 Parent LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.93%	03/01/27	726,427
1,145,000	T-Mobile USA, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.30%	04/01/27	1,144,737
				2,734,545
	Total Senior Floating-Rate Loan Interests			5,434,059
	(Cost $5,138,501)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CAPITAL PREFERRED SECURITIES — 0.0%
	Electric — 0.0%
300,000	Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (b)	4.53%	10/01/42	300,150
	Total Capital Preferred Securities			300,150
	(Cost $290,250)

U.S. TREASURY BILLS — 23.6%

60,000,000	U.S. Cash Management Bill	(l)	10/20/20	59,964,750
135,610,000	U.S. Cash Management Bill	(l)	10/27/20	135,526,373
3,231,000	U.S. Treasury Bill (o)	(l)	09/10/20	3,229,618
50,000,000	U.S. Treasury Bill	(l)	10/08/20	49,972,677

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS (Continued)

$133,940,000	U.S. Treasury Bill	(l)	11/05/20	$133,847,999
100,000,000	U.S. Treasury Bill	(l)	11/12/20	99,928,819
99,395,000	U.S. Treasury Bill	(l)	11/19/20	99,314,739
	Total U.S. Treasury Bills			581,784,975
	(Cost $581,811,480)

Shares	Description	Value

MONEY MARKET FUNDS — 6.8%

169,065,799	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.10% (p)	169,065,799
	(Cost $169,065,799)
	Total Investments — 123.8%	3,054,741,606
	(Cost $3,018,760,210) (q)
	Net Other Assets and Liabilities — (23.8)%	(586,360,206)
	Net Assets — 100.0%	$2,468,381,400

Forward Foreign Currency Contracts at May 31, 2020:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2020	Sale Value as of 5/31/2020	Unrealized Appreciation (Depreciation)
6/8/2020	Citi	JPY	1,000,000,000	USD	9,351,933	$9,273,653	$9,351,933	$(78,280)
6/8/2020	Citi	USD	43,694,285	JPY	4,580,000,000	43,694,285	42,473,331	1,220,954
Net Unrealized Appreciation (Depreciation)								$1,142,674

Counterparty Abbreviations:
Citi - Citibank N.A.

1

Futures Contracts at May 31, 2020:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	Long	708	Sep-2020	$88,942,500	$137,375
Ultra U.S. Treasury Bond Futures	Long	35	Sep-2020	7,631,094	(30,265)
U.S. 10-Year Ultra Treasury Notes	Short	23	Sep-2020	(3,618,547)	(20,324)
				$92,955,047	$86,786

(a)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(b)	Floating or variable rate security.
(c)	All or a portion of this security is part of a mortgage dollar roll agreement.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2020, securities noted as such amounted to $267,848,645 or 10.9% of net assets.
(e)	Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.
(f)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(i)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At May 31, 2020, securities noted as such are valued at $10,526,250 or 0.4% of net assets.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(k)	The issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(l)	Zero coupon security.
(m)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (j) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(n)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(o)	All or a portion of this security is segregated as collateral for open futures contracts.
(p)	Rate shown reflects yield as of May 31, 2020.
(q)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $57,909,204 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,698,348. The net unrealized appreciation was $37,210,856. The amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rates
SOFR	- Secured Overnight Finance Rates
TBA	- To-Be-Announced Security

Currency Abbreviations:
JPY	- Japanese Yen
USD	- United States Dollar

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020, is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$845,673,042	$—	$845,673,042	$—
Corporate Bonds and Notes*	529,991,391	—	529,991,391	—
U.S. Government Bonds and Notes	454,853,435	—	454,853,435	—
Asset-Backed Securities	161,524,966	—	161,524,966	—
Mortgage-Backed Securities	130,154,542	—	130,154,542	—
Foreign Corporate Bonds and Notes*	90,555,372	—	90,555,372	—
Foreign Sovereign Bonds and Notes**	66,011,831	—	66,011,831	—
Municipal Bonds***	19,392,044	—	19,392,044	—
Senior Floating-Rate Loan Interests	5,434,059	—	5,434,059	—
Capital Preferred Securities*	300,150	—	300,150	—
U.S. Treasury Bills	581,784,975	—	581,784,975	—
Money Market Funds	169,065,799	169,065,799	—	—
Total Investments	3,054,741,606	169,065,799	2,885,675,807	—
Forward Foreign Currency Contracts	1,220,954	—	1,220,954	—
Futures Contracts	137,375	137,375	—	—
Total	$3,056,099,935	$169,203,174	$2,886,896,761	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(78,280)	$—	$(78,280)	$—
Futures Contracts	(50,589)	(50,589)	—	—
Total	$(128,869)	$(50,589)	$(78,280)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 47.0%
	Aerospace/Defense — 0.3%
$510,000	Northrop Grumman Corp.	2.93%	01/15/25	$553,294
	Agriculture — 0.6%
250,000	BAT Capital Corp.	4.54%	08/15/47	266,767
645,000	Reynolds American, Inc.	5.85%	08/15/45	782,664
				1,049,431
	Airlines — 0.8%
350,786	American Airlines Pass-Through Trust, Series 2014-1, Class A	3.70%	10/01/26	281,776
303,569	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	274,785
318,073	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1	6.72%	01/02/23	310,163
545,795	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	497,069
45,698	US Airways Pass-Through Trust, Series 2001-011G	7.08%	03/20/21	44,621
137,832	US Airways Pass-Through Trust, Series 2012-1, Class A	5.90%	10/01/24	117,888
				1,526,302
	Auto Manufacturers — 2.1%
310,000	Daimler Finance North America LLC (a)	2.20%	10/30/21	310,847
520,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	1.29%	02/15/22	501,937
350,000	Ford Motor Credit Co. LLC	3.20%	01/15/21	345,538
30,000	Ford Motor Credit Co. LLC	5.75%	02/01/21	30,150
125,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)	2.18%	04/05/21	118,605
300,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	2.19%	10/12/21	281,964
170,000	Ford Motor Credit Co. LLC	3.81%	10/12/21	166,175
600,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	580,500
300,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	291,009
250,000	General Motors Financial Co., Inc.	4.20%	03/01/21	252,546
475,000	General Motors Financial Co., Inc.	3.55%	04/09/21	475,067
405,000	General Motors Financial Co., Inc.	3.20%	07/06/21	405,255
115,000	General Motors Financial Co., Inc.	4.38%	09/25/21	115,703
80,000	General Motors Financial Co., Inc.	3.45%	04/10/22	80,166
				3,955,462
	Banks — 7.1%
65,000	Bank of America Corp. (c)	3.00%	12/20/23	67,917
180,000	Bank of America Corp. (c)	2.59%	04/29/31	185,055
700,000	Bank of America Corp., Medium-Term Note (c)	3.50%	05/17/22	717,001
200,000	Bank of America Corp., Medium-Term Note (c)	3.97%	03/05/29	226,307
5,000	Bank of America Corp., Medium-Term Note (c)	4.27%	07/23/29	5,788
465,000	Bank of America Corp., Medium-Term Note (c)	3.97%	02/07/30	529,165
165,000	Bank of America Corp., Medium-Term Note (c)	2.88%	10/22/30	173,663
350,000	Bank of America Corp., Medium-Term Note (c)	4.08%	03/20/51	416,435
420,000	Bank of New York Mellon (The) Corp., Medium-Term Note (c)	2.66%	05/16/23	435,193
100,000	Citigroup, Inc. (c)	2.88%	07/24/23	103,387
500,000	Citigroup, Inc. (c)	3.35%	04/24/25	533,308
525,000	Citigroup, Inc. (c)	4.08%	04/23/29	589,951
390,000	Citigroup, Inc. (c)	2.57%	06/03/31	390,921
135,000	Comerica, Inc. (c)	5.63%	(d)	134,595
300,000	Goldman Sachs Group, (The), Inc. (c)	2.88%	10/31/22	306,631
160,000	Goldman Sachs Group, (The), Inc. (c)	3.69%	06/05/28	175,434
220,000	Goldman Sachs Group, (The), Inc. (c)	3.81%	04/23/29	242,538
735,000	Goldman Sachs Group, (The), Inc.	2.60%	02/07/30	743,962
355,000	JPMorgan Chase & Co. (c)	2.18%	06/01/28	357,831
200,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	226,147

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$1,460,000	JPMorgan Chase & Co. (c)	4.20%	07/23/29	$1,672,911
250,000	Morgan Stanley, 3 Mo. LIBOR + 0.93% (b)	2.03%	07/22/22	249,575
1,710,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	1,882,196
270,000	Wells Fargo & Co. (c)	3.07%	04/30/41	274,792
510,000	Wells Fargo & Co., Medium-Term Note (c)	3.58%	05/22/28	553,811
230,000	Wells Fargo & Co., Medium-Term Note (c)	2.39%	06/02/28	232,220
250,000	Wells Fargo & Co., Medium-Term Note	4.15%	01/24/29	285,146
125,000	Wells Fargo & Co., Medium-Term Note (c)	2.88%	10/30/30	129,987
360,000	Wells Fargo & Co., Medium-Term Note (c)	2.57%	02/11/31	363,510
910,000	Wells Fargo & Co., Medium-Term Note (c)	5.01%	04/04/51	1,194,406
				13,399,783
	Beverages — 0.5%
425,000	Anheuser-Busch InBev Worldwide, Inc.	4.50%	06/01/50	480,357
390,000	Constellation Brands, Inc.	4.25%	05/01/23	426,593
				906,950
	Biotechnology — 0.2%
285,000	Amgen, Inc.	4.40%	05/01/45	356,614

	Chemicals — 0.4%
400,000	International Flavors & Fragrances, Inc.	4.45%	09/26/28	433,011
360,000	Sherwin-Williams (The) Co.	2.30%	05/15/30	358,954
				791,965
	Commercial Services — 1.1%
190,000	Duke University, Series 2020	2.68%	10/01/44	194,391
190,000	Emory University, Series 2020	2.14%	09/01/30	194,331
500,000	Global Payments, Inc.	3.80%	04/01/21	509,261
600,000	RELX Capital, Inc.	4.00%	03/18/29	672,347
61,000	Service Corp. International	4.63%	12/15/27	64,367
365,000	William Marsh Rice University	2.60%	05/15/50	371,908
				2,006,605
	Computers — 0.1%
160,000	Dell International LLC / EMC Corp. (a)	4.42%	06/15/21	163,029

	Diversified Financial Services — 0.7%
570,000	Air Lease Corp.	3.88%	07/03/23	537,418
50,000	International Lease Finance Corp.	4.63%	04/15/21	49,665
615,000	Raymond James Financial, Inc.	3.63%	09/15/26	664,441
				1,251,524
	Electric — 2.2%
75,000	Alliant Energy Finance LLC (a)	3.75%	06/15/23	80,128
705,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	761,240
150,000	Duke Energy Progress LLC	3.70%	09/01/28	172,862
100,000	Duquesne Light Holdings, Inc. (a)	6.40%	09/15/20	101,624
600,000	Duquesne Light Holdings, Inc. (a)	5.90%	12/01/21	629,649
100,000	Evergy Metro, Inc.	4.20%	06/15/47	121,592
75,000	Florida Power & Light Co.	3.95%	03/01/48	95,042
100,000	Metropolitan Edison Co. (a)	3.50%	03/15/23	104,773
500,000	Pennsylvania Electric Co. (a)	4.15%	04/15/25	554,658
900,000	PNM Resources, Inc.	3.25%	03/09/21	909,174
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	123,223

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	$508,504
75,000	Tucson Electric Power Co.	5.15%	11/15/21	78,222
				4,240,691
	Engineering & Construction — 0.2%
300,000	PowerTeam Services LLC (a)	9.03%	12/04/25	304,929

	Entertainment — 0.4%
515,000	Churchill Downs, Inc. (a)	5.50%	04/01/27	519,411
95,000	Churchill Downs, Inc. (a)	4.75%	01/15/28	91,658
117,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	108,788
				719,857
	Environmental Control — 0.6%
200,000	Clean Harbors, Inc. (a)	4.88%	07/15/27	207,463
75,000	Republic Services, Inc.	3.95%	05/15/28	86,418
500,000	Waste Management, Inc	3.20%	06/15/26	547,838
370,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	366,827
				1,208,546
	Food — 2.4%
250,000	Campbell Soup Co., 3 Mo. LIBOR + 0.63% (b)	1.37%	03/15/21	249,562
250,000	Conagra Brands, Inc., 3 Mo. LIBOR + 0.50% (b)	1.82%	10/09/20	249,782
250,000	Conagra Brands, Inc.	4.60%	11/01/25	287,875
650,000	General Mills, Inc.	4.00%	04/17/25	738,387
105,000	General Mills, Inc.	4.70%	04/17/48	138,973
70,000	Kraft Heinz Foods Co.	5.00%	07/15/35	75,509
100,000	Kraft Heinz Foods Co. (a)	7.13%	08/01/39	123,052
55,000	Kraft Heinz Foods Co.	5.00%	06/04/42	56,736
65,000	Kraft Heinz Foods Co.	5.20%	07/15/45	66,945
765,000	Kraft Heinz Foods Co.	4.38%	06/01/46	724,570
960,000	Kraft Heinz Foods Co. (a)	4.88%	10/01/49	957,235
290,000	Kroger (The) Co.	4.45%	02/01/47	350,667
20,000	Pilgrim’s Pride Corp. (a)	5.88%	09/30/27	20,846
20,000	Post Holdings, Inc. (a)	4.63%	04/15/30	19,788
387,000	Smithfield Foods, Inc. (a)	5.20%	04/01/29	407,082
				4,467,009
	Forest Products & Paper — 0.3%
540,000	Georgia-Pacific LLC (a)	5.40%	11/01/20	550,746

	Gas — 0.4%
70,000	NiSource, Inc.	3.65%	06/15/23	75,032
500,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	651,282
				726,314
	Healthcare-Products — 0.8%
500,000	Boston Scientific Corp.	3.45%	03/01/24	535,460
150,000	Fresenius US Finance II, Inc. (a)	4.25%	02/01/21	150,477
208,000	Hologic, Inc. (a)	4.63%	02/01/28	216,020
600,000	Zimmer Biomet Holdings, Inc.	3.55%	03/20/30	637,042
				1,538,999
	Healthcare-Services — 3.3%
615,000	Anthem, Inc.	3.35%	12/01/24	671,324
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	696,530

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$99,000	Centene Corp. (a)	5.25%	04/01/25	$102,372
250,000	Centene Corp.	4.63%	12/15/29	270,277
534,000	Centene Corp.	3.38%	02/15/30	541,511
320,000	Encompass Health Corp.	4.75%	02/01/30	325,403
525,000	Fresenius Medical Care US Finance II, Inc. (a)	4.13%	10/15/20	525,949
260,000	HCA, Inc.	5.00%	03/15/24	286,549
90,000	HCA, Inc.	5.25%	04/15/25	102,066
640,000	HCA, Inc.	5.25%	06/15/49	756,133
100,000	Humana, Inc.	3.15%	12/01/22	104,851
105,000	Humana, Inc.	3.13%	08/15/29	113,232
90,000	Humana, Inc.	4.95%	10/01/44	116,616
235,000	Partners Healthcare System, Inc., Series 2020	3.34%	07/01/60	245,381
340,000	Quest Diagnostics, Inc.	4.20%	06/30/29	388,534
150,000	Tenet Healthcare Corp.	4.63%	07/15/24	152,266
500,000	Tenet Healthcare Corp. (a)	5.13%	11/01/27	518,283
150,000	UnitedHealth Group, Inc.	3.70%	08/15/49	177,777
155,000	UnitedHealth Group, Inc.	2.90%	05/15/50	161,754
				6,256,808
	Household Products/Wares — 0.0%
60,000	Spectrum Brands, Inc.	6.13%	12/15/24	61,719

	Insurance — 1.5%
280,000	Aon Corp.	2.80%	05/15/30	295,506
205,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	256,386
295,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/49	371,224
465,000	Farmers Insurance Exchange (a) (c)	4.75%	11/01/57	471,739
750,000	MassMutual Global Funding II (a)	3.40%	03/08/26	826,508
150,000	Pricoa Global Funding I (a)	3.45%	09/01/23	161,191
175,000	Teachers Insurance & Annuity Association of America (a) (c)	4.38%	09/15/54	183,896
325,000	Willis North America, Inc.	2.95%	09/15/29	335,528
				2,901,978
	Media — 1.5%
609,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	633,266
600,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	739,511
20,000	CSC Holdings LLC (a)	5.38%	02/01/28	21,321
287,000	CSC Holdings LLC (a)	6.50%	02/01/29	317,509
100,000	NBCUniversal Media LLC	2.88%	01/15/23	106,454
150,000	Sirius XM Radio, Inc. (a)	3.88%	08/01/22	150,842
390,000	Walt Disney (The) Co.	4.00%	10/01/23	425,887
190,000	Walt Disney (The) Co.	2.65%	01/13/31	202,633
140,000	Walt Disney (The) Co.	3.60%	01/13/51	155,993
				2,753,416
	Miscellaneous Manufacturing — 0.3%
205,000	General Electric Co., Medium-Term Note	5.88%	01/14/38	229,313
300,000	Ingersoll-Rand Co.	9.00%	08/15/21	324,959
				554,272
	Oil & Gas — 1.3%
88,000	Antero Resources Corp.	5.13%	12/01/22	61,796
100,000	Antero Resources Corp.	5.63%	06/01/23	58,312

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas (Continued)
$236,000	Antero Resources Corp.	5.00%	03/01/25	$132,897
175,000	BP Capital Markets America, Inc.	3.63%	04/06/30	196,714
280,000	Chevron Corp.	2.24%	05/11/30	294,576
435,000	EQT Corp.	3.90%	10/01/27	383,072
275,000	Exxon Mobil Corp.	2.61%	10/15/30	292,248
165,000	Exxon Mobil Corp.	4.23%	03/19/40	201,519
515,000	Exxon Mobil Corp.	4.33%	03/19/50	645,930
120,000	Range Resources Corp.	4.88%	05/15/25	100,725
				2,367,789
	Oil & Gas Services — 0.2%
340,000	USA Compression Partners L.P. / USA Compression Finance Corp.	6.88%	04/01/26	328,046

	Packaging & Containers — 0.7%
490,000	Amcor Finance USA, Inc.	4.50%	05/15/28	526,954
58,000	Ball Corp.	4.00%	11/15/23	61,132
61,000	Berry Global, Inc. (a)	4.88%	07/15/26	63,907
58,000	Graphic Packaging International LLC	4.88%	11/15/22	60,089
75,000	Matthews International Corp. (a)	5.25%	12/01/25	68,148
20,000	Mauser Packaging Solutions Holding Co. (a)	5.50%	04/15/24	19,912
60,000	Sealed Air Corp. (a)	5.50%	09/15/25	65,019
20,000	Sealed Air Corp. (a)	4.00%	12/01/27	20,163
405,000	WRKCo, Inc.	4.65%	03/15/26	460,159
				1,345,483
	Pharmaceuticals — 3.8%
85,000	AbbVie, Inc. (a)	3.20%	11/21/29	92,214
390,000	AbbVie, Inc. (a)	4.55%	03/15/35	457,639
105,000	AbbVie, Inc. (a)	4.05%	11/21/39	117,658
200,000	AbbVie, Inc.	4.88%	11/14/48	249,874
610,000	AbbVie, Inc. (a)	4.25%	11/21/49	706,941
100,000	Bayer US Finance II LLC (a)	3.50%	06/25/21	102,207
180,000	Bayer US Finance II LLC (a)	4.25%	12/15/25	201,763
1,055,000	Bayer US Finance II LLC (a)	4.38%	12/15/28	1,211,789
265,000	Bayer US Finance II LLC (a)	4.63%	06/25/38	314,225
100,000	Bayer US Finance II LLC (a)	4.40%	07/15/44	120,236
55,000	Bayer US Finance II LLC (a)	4.88%	06/25/48	69,642
400,000	Becton Dickinson and Co.	3.25%	11/12/20	403,761
375,000	Becton Dickinson and Co., 3 Mo. LIBOR + 0.88% (b)	2.25%	12/29/20	374,937
75,000	Cigna Corp. (a)	3.05%	10/15/27	80,678
795,000	Cigna Corp.	4.38%	10/15/28	935,080
120,000	Cigna Corp.	2.40%	03/15/30	124,132
70,000	Cigna Corp.	4.90%	12/15/48	92,102
970,000	CVS Health Corp.	5.05%	03/25/48	1,248,175
182,000	Elanco Animal Health, Inc.	5.02%	08/28/23	193,105
				7,096,158
	Pipelines — 1.9%
90,000	Cheniere Energy Partners L.P.	5.25%	10/01/25	91,520
70,000	Energy Transfer Operating L.P.	5.00%	05/15/50	67,401
370,000	Kinder Morgan, Inc.	5.55%	06/01/45	455,941
92,130	Pipeline Funding Co. LLC (a)	7.50%	01/15/30	108,498
145,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	148,169
350,000	Rockies Express Pipeline LLC (a)	4.95%	07/15/29	326,305

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$100,000	Rockies Express Pipeline LLC (a)	6.88%	04/15/40	$97,330
61,364	Ruby Pipeline LLC (a)	7.00%	04/01/22	57,458
100,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	111,680
400,000	Spectra Energy Partners L.P.	4.60%	06/15/21	413,541
50,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	50,136
930,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	927,273
75,000	TC PipeLines L.P.	3.90%	05/25/27	76,913
54,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	51,108
510,000	Williams Cos., (The), Inc.	3.75%	06/15/27	543,474
				3,526,747
	Real Estate Investment Trusts — 6.7%
450,000	Alexandria Real Estate Equities, Inc.	3.80%	04/15/26	493,878
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	82,666
75,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	75,356
500,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	497,061
300,000	Boston Properties L.P.	4.13%	05/15/21	306,275
250,000	Boston Properties L.P.	2.75%	10/01/26	258,455
200,000	Boston Properties L.P.	3.40%	06/21/29	210,669
550,000	Camden Property Trust	2.95%	12/15/22	565,142
500,000	CubeSmart L.P.	4.38%	02/15/29	545,632
515,000	CyrusOne L.P. / CyrusOne Finance Corp.	2.90%	11/15/24	518,880
665,000	CyrusOne L.P. / CyrusOne Finance Corp.	3.45%	11/15/29	658,543
250,000	Digital Realty Trust L.P.	3.95%	07/01/22	261,605
500,000	Digital Realty Trust L.P.	3.63%	10/01/22	519,365
325,000	Essex Portfolio L.P.	3.63%	08/15/22	334,469
200,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	11/01/23	201,109
250,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	250,579
175,000	GLP Capital L.P. / GLP Financing II, Inc.	5.75%	06/01/28	174,415
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	178,137
115,000	GLP Capital L.P. / GLP Financing II, Inc.	4.00%	01/15/30	100,672
575,000	Healthcare Realty Trust, Inc.	3.75%	04/15/23	577,882
575,000	Healthcare Trust of America Holdings L.P.	3.70%	04/15/23	589,117
47,000	Healthpeak Properties, Inc.	4.25%	11/15/23	49,438
75,000	Healthpeak Properties, Inc.	4.00%	06/01/25	78,687
500,000	Hudson Pacific Properties L.P.	3.95%	11/01/27	496,488
175,000	Hudson Pacific Properties L.P.	4.65%	04/01/29	179,736
400,000	Kilroy Realty L.P.	3.45%	12/15/24	401,263
400,000	Kilroy Realty L.P.	4.38%	10/01/25	412,867
500,000	Kimco Realty Corp.	3.40%	11/01/22	516,651
117,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	121,985
250,000	National Retail Properties, Inc.	3.90%	06/15/24	258,470
40,000	SBA Communications Corp.	4.88%	09/01/24	41,362
225,000	SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)	1.37%	08/16/21	218,358
325,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	319,671
300,000	Ventas Realty L.P.	3.75%	05/01/24	301,279
250,000	Ventas Realty L.P.	2.65%	01/15/25	238,810
75,000	Ventas Realty L.P.	4.00%	03/01/28	74,207
250,000	VEREIT Operating Partnership L.P.	4.63%	11/01/25	246,388
1,000,000	WEA Finance LLC (a)	3.15%	04/05/22	1,000,329
250,000	Welltower, Inc.	3.75%	03/15/23	258,554
				12,614,450

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Retail — 0.8%
$100,000	Family Dollar Stores, Inc.	5.00%	02/01/21	$101,842
75,000	Home Depot (The), Inc.	3.90%	12/06/28	89,595
173,000	Rite Aid Corp. (a)	6.13%	04/01/23	161,430
75,000	Starbucks Corp.	3.80%	08/15/25	83,772
160,000	Starbucks Corp.	2.25%	03/12/30	161,617
100,000	Walgreen Co.	3.10%	09/15/22	104,524
300,000	Walgreens Boots Alliance, Inc.	3.30%	11/18/21	308,885
435,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/44	467,831
				1,479,496
	Semiconductors — 0.8%
545,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.63%	01/15/24	574,072
205,000	Broadcom, Inc. (a)	3.63%	10/15/24	217,860
615,000	Intel Corp.	3.73%	12/08/47	725,663
				1,517,595
	Software — 0.1%
20,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a)	5.75%	03/01/25	20,034
190,000	Fiserv, Inc.	2.65%	06/01/30	196,700
20,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	21,053
				237,787
	Telecommunications — 2.6%
150,000	AT&T, Inc.	4.50%	05/15/35	169,137
594,000	AT&T, Inc.	4.85%	03/01/39	695,712
25,000	AT&T, Inc.	4.80%	06/15/44	28,916
755,000	AT&T, Inc.	4.75%	05/15/46	881,492
289,000	Level 3 Financing, Inc.	5.38%	01/15/24	293,666
20,000	Level 3 Financing, Inc. (a)	4.63%	09/15/27	20,542
54,000	Qwest Corp.	6.75%	12/01/21	56,941
125,000	Qwest Corp.	7.25%	09/15/25	140,235
335,000	SES GLOBAL Americas Holdings G.P. (a)	5.30%	03/25/44	320,022
320,000	Sprint Corp.	7.88%	09/15/23	364,034
1,005,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	4.74%	03/20/25	1,068,963
90,000	T-Mobile USA, Inc.	6.00%	03/01/23	91,166
130,000	T-Mobile USA, Inc.	6.50%	01/15/24	133,303
238,000	T-Mobile USA, Inc.	6.00%	04/15/24	242,733
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	78,797
125,000	T-Mobile USA, Inc. (a)	3.88%	04/15/30	135,904
250,000	T-Mobile USA, Inc. (a)	4.38%	04/15/40	277,356
				4,998,919
	Trucking & Leasing — 0.2%
500,000	Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b)	1.30%	06/01/21	460,148

	Water — 0.1%
250,000	American Water Capital Corp.	3.45%	06/01/29	281,335
	Total Corporate Bonds and Notes			88,500,196
	(Cost $83,289,269)

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.6%
	Collateralized Mortgage Obligations — 1.3%
	Federal National Mortgage Association
$3,280,904	Series 2011-116, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (e)	5.83%	11/25/41	$650,133
532,547	Series 2011-130, Class NW, 1 Mo. LIBOR + 1.20% (b)	1.57%	12/25/41	550,146
515,854	Series 2012-128, Class UA	2.50%	06/25/42	550,884
2,438,222	Series 2013-18, Class MI, IO	3.00%	02/25/33	172,956
	Government National Mortgage Association
1,659,663	Series 2003-110, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (e)	6.43%	10/20/33	283,793
2,353,216	Series 2018-63, Class IO, IO	4.00%	09/20/47	298,828
				2,506,740
	Commercial Mortgage-Backed Securities — 5.3%
	Federal National Mortgage Association
1,393	Series 2010-M4, Class A3	3.82%	06/25/20	1,393
5,609,649	Series 2012-M4, Class X1, IO (f) (g)	0.43%	04/25/22	42,923
2,070,758	Series 2014-M6, Class X2, IO (f) (h)	0.27%	05/25/21	3,477
28,973,129	Series 2015-M4, Class X2, IO (f)	0.39%	07/25/22	204,655
641,078	Series 2016-M2, Class AL	3.47%	04/25/36	659,519
267,659	Series 2016-M2, Class X3, IO (f) (h)	2.02%	04/25/36	6,023
3,091,222	Series 2016-M4, Class X2, IO (f)	2.65%	01/25/39	220,660
383,209	Series 2016-M11, Class X2, IO (f)	2.75%	07/25/39	11,994
6,100,000	Series 2019-M29, Class X4, IO (b)	0.70%	03/25/29	303,031
3,900,000	Series 2019-M32, Class X2, IO (g)	1.06%	10/25/29	294,512
	Freddie Mac Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (g)	1.14%	07/25/33	464,744
	Freddie Mac Multifamily Structured Pass Through Certificates
2,000,000	Series 2011-K010, Class X3, IO (f)	4.59%	11/25/44	12,608
3,000,000	Series 2011-K011, Class X3, IO (f)	2.57%	12/25/43	20,026
5,413,749	Series 2011-K012, Class X3, IO (f)	2.25%	01/25/41	40,532
550,000	Series 2011-KAIV, Class X2, IO (f)	3.61%	06/25/41	14,755
8,139,000	Series 2012-K021, Class X3, IO (f)	1.97%	07/25/40	282,283
2,500,000	Series 2012-K022, Class X3, IO (f)	1.81%	08/25/40	84,882
11,075,000	Series 2013-K025, Class X3, IO (f)	1.75%	11/25/40	414,897
76,995,825	Series 2013-K031, Class X1, IO (f)	0.21%	04/25/23	423,177
17,932,967	Series 2013-K035, Class X1, IO (f)	0.37%	08/25/23	186,368
4,000,000	Series 2013-K035, Class X3, IO (f)	1.79%	12/25/41	193,088
2,500,000	Series 2014-K037, Class X3, IO (f)	2.21%	01/25/42	168,997
2,145,000	Series 2014-K039, Class X3, IO (f)	2.11%	08/25/42	183,666
37,598,715	Series 2014-K714, Class X3, IO (f)	1.86%	01/25/42	93,384
11,000,000	Series 2014-K715, Class X3, IO (f)	2.02%	02/25/41	177,389
30,235,000	Series 2014-K716, Class X3, IO (f)	1.80%	08/25/42	584,896
9,587,799	Series 2015-K042, Class X1, IO (f)	1.04%	12/25/24	382,236
14,451,276	Series 2015-K044, Class X1, IO (f)	0.74%	01/25/25	393,317
8,701,179	Series 2015-K045, Class X1, IO (f)	0.44%	01/25/25	151,141
494,495	Series 2015-K719, Class X1, IO (f) (h)	0.66%	06/25/22	315
1,395,266	Series 2015-K720, Class X1, IO (f)	0.52%	08/25/22	11,288
1,900,000	Series 2016-K060, Class X3, IO (f)	1.89%	12/25/44	192,856
5,119,002	Series 2016-KIR1, Class X, IO (f)	1.07%	03/25/26	267,245
10,028,199	Series 2016-KS05, Class X, IO (f)	0.76%	01/25/23	141,241
3,769,177	Series 2016-KS06, Class X, IO (f)	1.07%	08/25/26	180,902
5,000,000	Series 2016-KS07, Class X, IO (f)	0.65%	09/25/25	153,619
6,922,237	Series 2016-KW01, Class X1, IO (f)	0.97%	01/25/26	295,679
11,929,853	Series 2017-K726, Class X1, IO (f)	0.88%	04/25/24	324,706
2,230,000	Series 2017-K728, Class X3, IO (f)	1.95%	11/25/45	160,835

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Freddie Mac Multifamily Structured Pass Through Certificates (Continued)
$690,272	Series 2017-Q006, Class APT1 (b)	2.66%	07/25/26	$689,338
125,000	Series 2018-K155, Class A3	3.75%	04/25/33	154,746
125,000	Series 2018-W5FX, Class AFX (f)	3.21%	04/25/28	141,691
1,364,959	Series 2019-KC04, Class X1, IO (f)	1.25%	12/25/26	81,499
7,193,949	Series 2019-KC05, Class X1, IO (f)	1.20%	06/25/27	436,549
1,800,000	Series 2019-KS11, Class XFX, IO (f)	1.60%	06/25/29	201,506
1,200,000	Series 2020-K105, Class X3, IO (f)	2.04%	06/25/30	169,073
4,647,401	Series 2020-K737, Class X1, IO (g)	0.64%	10/25/26	162,056
	Government National Mortgage Association
755,488	Series 2013-125, Class IO, IO (g)	0.63%	10/16/54	19,091
3,193,874	Series 2014-125, Class IO, IO (g)	0.95%	11/16/54	170,741
				9,975,549
	Pass-through Securities — 6.0%
	Federal Home Loan Mortgage Corporation
441,398	Pool WA3208	3.98%	04/01/34	524,188
295,333	Pool WA3303	3.83%	05/01/35	350,025
578,584	Pool WN0006	3.42%	07/01/30	669,224
	Federal National Mortgage Association
487,980	Pool AM2974	4.10%	04/01/43	549,018
743,926	Pool AM9897	3.50%	09/01/35	876,809
326,000	Pool BL1882	3.60%	03/01/34	390,614
648,003	Pool BL5962	2.38%	03/01/30	703,565
6,875,000	Pool TBA (i)	2.50%	07/15/35	7,183,452
				11,246,895
	Total U.S. Government Agency Mortgage-Backed Securities			23,729,184
	(Cost $23,774,226)

MORTGAGE-BACKED SECURITIES — 11.4%
	Collateralized Mortgage Obligations — 11.3%
	Adjustable Rate Mortgage Trust
136,612	Series 2005-8, Class 3A21 (f)	4.07%	11/25/35	114,887
	Alternative Loan Trust
325,542	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)	0.67%	06/25/35	289,218
104,572	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)	3.17%	01/25/36	95,741
379,193	Series 2006-33CB, Class 2A1	6.00%	11/25/36	303,710
335,631	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)	0.37%	06/25/37	291,420
	American Home Mortgage Assets Trust
950,807	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	2.39%	02/25/47	509,045
	American Home Mortgage Investment Trust
817,233	Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)	0.75%	11/25/45	723,671
	BCAP LLC Trust
399,953	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.21% (b)	0.38%	04/25/37	326,806
1,000,000	Series 2015-RR2, Class 25A3 (a) (f)	0.70%	10/28/36	884,404
	Bear Stearns ALT-A Trust
969,935	Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (b)	1.08%	09/25/34	930,325

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Bear Stearns Mortgage Funding Trust
$854,759	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	0.38%	07/25/36	$744,288
601,687	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)	0.35%	10/25/36	534,119
287,135	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	0.33%	01/25/37	227,534
283,087	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)	0.31%	03/25/37	252,895
	CIM Trust
225,375	Series 2017-8, Class A1 (a)	3.00%	12/25/65	223,628
288,158	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)	1.45%	09/25/58	284,095
	Credit Suisse Mortgage Trust
269,626	Series 2010-7R, Class 1A12 (a)	4.00%	01/26/37	270,591
93,659	Series 2014-2R, Class 28A1 (a) (f)	3.00%	06/27/37	92,813
	DSLA Mortgage Loan Trust
86,985	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.36% (b)	0.53%	01/19/45	72,138
	First Horizon Alternative Mortgage Securities Trust
62,366	Series 2004-AA4, Class A1 (f)	3.57%	10/25/34	60,407
	GreenPoint Mortgage Funding Trust
97,108	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	0.75%	02/25/36	92,875
558,314	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b)	0.37%	03/25/47	513,615
	GreenPoint MTA Trust
548,720	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.24% (b)	0.41%	08/25/45	477,428
	HarborView Mortgage Loan Trust
237,723	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.34% (b)	0.51%	06/20/35	233,918
95,089	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.45% (b)	0.62%	06/20/35	87,460
751,328	Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)	1.17%	10/25/37	643,076
	HomeBanc Mortgage Trust
323,370	Series 2005-4, Class A1, 1 Mo. LIBOR + 0.27% (b)	0.44%	10/25/35	322,027
	Impac CMB Trust
95,226	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	0.69%	04/25/35	89,829
	IndyMac INDX Mortgage Loan Trust
508,981	Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)	0.81%	07/25/45	439,289
742,181	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.21% (b)	0.38%	05/25/46	666,411
315,978	Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)	0.29%	08/25/36	270,742
201,175	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b)	0.36%	04/25/37	173,568
	JP Morgan Alternative Loan Trust
106,283	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)	0.51%	04/25/47	97,514
	Lehman XS Trust
401,676	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)	0.47%	11/25/35	386,220
	MASTR Adjustable Rate Mortgages Trust
568,749	Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b)	0.32%	03/25/47	514,048
	Merrill Lynch Mortgage Investors Trust
228,393	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)	0.79%	08/25/28	217,406
378,474	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)	1.69%	11/25/29	369,277
	Morgan Stanley Resecuritization Trust
88,944	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (a) (b)	2.51%	06/26/47	85,046
	Opteum Mortgage Acceptance Corp. Trust
725,656	Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.30% (b)	0.47%	04/25/36	657,735
	Structured Adjustable Rate Mortgage Loan Trust
60,740	Series 2005-12, Class 3A1 (f)	3.80%	06/25/35	57,401
626,341	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	0.33%	12/25/36	567,025
850,430	Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.22% (b)	0.39%	05/25/37	784,172
	Structured Asset Mortgage Investments II Trust
433,285	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)	0.63%	05/25/45	402,243

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Mortgage Investments II Trust (Continued)
$604,139	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)	0.40%	02/25/36	$533,465
564,813	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.22% (b)	0.39%	05/25/36	524,979
548,493	Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.19% (b)	0.36%	06/25/36	468,381
78,452	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	0.38%	05/25/36	69,039
1,062,161	Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)	0.37%	10/25/36	960,058
808,196	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	0.33%	01/25/37	709,338
322,799	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)	0.35%	01/25/37	258,362
	Structured Asset Mortgage Investments Trust
201,344	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)	0.85%	11/19/33	192,467
	WaMu Mortgage Pass-Through Certificates Trust
197,610	Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b)	0.95%	10/25/44	188,297
483,864	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	2.69%	02/25/46	454,471
73,050	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)	2.65%	09/25/46	63,008
1,138,586	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (b)	2.44%	06/25/47	1,005,267
	Wells Fargo Mortgage Backed Securities Trust
415,955	Series 2007-AR5, Class A1 (f)	4.54%	10/25/37	371,340
				21,178,532
	Commercial Mortgage-Backed Obligations — 0.1%
	COMM Mortgage Trust
1,550,607	Series 2012-CR4, Class XA, IO (f)	1.69%	10/15/45	54,815
5,600,000	Series 2020-CBM, Class XCP, IO (a) (f)	0.49%	02/10/37	121,716
	GS Mortgage Securities Corp Trust
2,600,000	Series 2020-UPTN, Class XA, IO (a) (f)	0.35%	02/10/37	41,743
				218,274
	Total Mortgage-Backed Securities			21,396,806
	(Cost $22,771,361)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES — 10.6%
	Banks — 1.2%
200,000	Global Bank Corp. (USD) (c) (j)	5.25%	04/16/29	196,313
125,000	Lloyds Bank PLC (USD)	3.30%	05/07/21	128,052
200,000	Lloyds Banking Group PLC (USD)	3.90%	03/12/24	215,095
665,000	Lloyds Banking Group PLC (USD) (c)	3.87%	07/09/25	707,011
250,000	Santander UK Group Holdings PLC (USD) (c)	4.80%	11/15/24	274,407
650,000	Santander UK PLC (USD)	3.40%	06/01/21	667,513
				2,188,391
	Beverages — 0.2%
170,000	Bacardi Ltd. (USD) (a)	4.70%	05/15/28	187,523
15,000	Bacardi Ltd. (USD) (a)	5.30%	05/15/48	18,073
125,000	Pernod Ricard S.A. (USD) (a)	4.45%	01/15/22	132,106
				337,702

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Commercial Services — 0.7%
200,000	DP World Crescent Ltd. (USD) (a)	4.85%	09/26/28	$206,472
580,000	IHS Markit Ltd. (USD) (a)	4.75%	02/15/25	633,511
465,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	535,650
				1,375,633
	Diversified Financial Services — 1.9%
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	05/15/21	584,894
20,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.95%	02/01/22	18,846
110,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.50%	05/26/22	102,020
55,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.13%	07/03/23	49,063
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	3.88%	01/23/28	95,066
74,000	Avolon Holdings Funding Ltd. (USD) (a)	5.13%	10/01/23	62,643
20,000	Avolon Holdings Funding Ltd. (USD) (a)	5.25%	05/15/24	16,908
100,000	Avolon Holdings Funding Ltd. (USD) (a)	3.95%	07/01/24	82,660
185,000	Avolon Holdings Funding Ltd. (USD) (a)	2.88%	02/15/25	141,903
1,690,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	1,692,361
250,000	Park Aerospace Holdings Ltd. (USD) (a)	3.63%	03/15/21	230,159
165,000	Park Aerospace Holdings Ltd. (USD) (a)	5.25%	08/15/22	145,740
90,000	Park Aerospace Holdings Ltd. (USD) (a)	4.50%	03/15/23	76,336
290,000	Park Aerospace Holdings Ltd. (USD) (a)	5.50%	02/15/24	249,502
				3,548,101
	Electric — 0.1%
250,000	Mong Duong Finance Holdings B.V. (USD) (j)	5.13%	05/07/29	246,848

	Environmental Control — 0.5%
344,000	GFL Environmental, Inc. (USD) (a)	5.13%	12/15/26	358,835
600,000	Waste Connections, Inc. (USD)	2.60%	02/01/30	612,482
				971,317
	Food — 0.0%
20,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. (USD) (a)	5.50%	01/15/30	20,796

	Internet — 0.2%
300,000	Tencent Holdings Ltd. (USD) (a)	3.98%	04/11/29	337,267

	Machinery-Diversified — 0.1%
110,000	Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)	7.75%	04/15/26	102,895

	Media — 0.3%
200,000	Virgin Media Secured Finance PLC (USD) (a)	5.50%	08/15/26	209,081
270,000	Virgin Media Secured Finance PLC (USD) (a)	5.50%	05/15/29	284,125
				493,206
	Mining — 0.6%
250,000	Corp. Nacional del Cobre de Chile (USD) (j)	3.63%	08/01/27	266,089
200,000	Corp. Nacional del Cobre de Chile (USD) (j)	3.15%	01/14/30	206,727

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Mining (Continued)
500,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	6.53%	11/15/28	$567,446
				1,040,262
	Miscellaneous Manufacturing — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	43,156

	Oil & Gas — 1.8%
218,000	KazMunayGas National Co. JSC (USD) (j)	5.75%	04/19/47	246,377
400,000	Pertamina Persero PT (USD) (a)	3.10%	08/25/30	397,452
333,000	Petrobras Global Finance B.V. (USD) (a)	5.09%	01/15/30	317,870
400,000	Petroleos del Peru S.A. (USD) (j)	4.75%	06/19/32	434,624
270,000	Petroleos Mexicanos (USD) (a)	5.95%	01/28/31	218,268
370,000	Petroleos Mexicanos (USD)	6.63%	06/15/35	297,922
410,000	Petroleos Mexicanos (USD)	6.75%	09/21/47	315,411
304,000	Petroleos Mexicanos (USD) (a)	7.69%	01/23/50	252,227
110,000	Petroleos Mexicanos (USD) (a)	6.95%	01/28/60	85,381
200,000	Petronas Capital Ltd. (USD) (a)	3.50%	04/21/30	220,037
200,000	Saudi Arabian Oil Co. (USD) (j)	4.25%	04/16/39	218,182
111,890	Transocean Pontus Ltd. (USD) (a)	6.13%	08/01/25	106,855
293,000	Transocean Poseidon Ltd. (USD) (a)	6.88%	02/01/27	268,095
				3,378,701
	Packaging & Containers — 0.2%
18,000	OI European Group B.V. (USD) (a)	4.00%	03/15/23	17,841
350,000	Trivium Packaging Finance B.V. (USD) (a)	5.50%	08/15/26	367,993
				385,834
	Pharmaceuticals — 0.1%
6,000	Bausch Health Cos., Inc. (USD) (a)	5.75%	08/15/27	6,435
225,000	Shire Acquisitions Investments Ireland DAC (USD)	2.40%	09/23/21	229,455
				235,890
	Pipelines — 0.2%
400,000	Southern Gas Corridor CJSC (USD) (j)	6.88%	03/24/26	461,469

	Retail — 0.3%
510,000	Alimentation Couche-Tard, Inc. (USD) (a)	3.55%	07/26/27	536,546

	Savings & Loans — 0.6%
630,000	Nationwide Building Society (USD) (a) (c)	3.62%	04/26/23	648,869
135,000	Nationwide Building Society (USD) (a) (c)	3.77%	03/08/24	141,720
325,000	Nationwide Building Society (USD) (a) (c)	4.36%	08/01/24	348,269
				1,138,858
	Semiconductors — 0.6%
1,170,000	NXP B.V. / NXP Funding LLC (USD) (a)	4.13%	06/01/21	1,204,474

	Telecommunications — 0.9%
200,000	C&W Senior Financing DAC (USD) (a)	6.88%	09/15/27	197,919
625,000	Intelsat Jackson Holdings S.A. (USD) (a) (k)	8.50%	10/15/24	357,878
18,000	Intelsat Jackson Holdings S.A. (USD) (a) (k)	9.75%	07/15/25	10,667
125,000	Koninklijke KPN N.V. (USD)	8.38%	10/01/30	179,882
200,000	SES S.A. (USD) (a)	3.60%	04/04/23	199,474
100,000	Vodafone Group PLC (USD)	3.75%	01/16/24	108,856

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
250,000	Vodafone Group PLC (USD)	5.25%	05/30/48	$325,758
228,000	Vodafone Group PLC (USD)	4.88%	06/19/49	285,846
80,000	Vodafone Group PLC (USD)	4.25%	09/17/50	92,303
				1,758,583
	Transportation — 0.1%
200,000	Empresa de Transporte de Pasajeros Metro S.A. (USD) (a)	3.65%	05/07/30	213,850
	Total Foreign Corporate Bonds and Notes			20,019,779
	(Cost $20,166,677)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 8.5%
	321 Henderson Receivables LLC
$328,815	Series 2013-2A, Class A (a)	4.21%	03/15/62	354,241
	ABFC Trust
107,538	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)	0.47%	05/25/37	99,708
	ACE Securities Corp. Home Equity Loan Trust
1,053,396	Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.15% (b)	0.32%	06/25/36	810,079
	Argent Securities, Inc.
160,000	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.44% (b)	0.61%	11/25/35	149,591
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	790,967
	Carrington Mortgage Loan Trust
63,898	Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.48% (b)	0.65%	10/25/35	63,451
	Citigroup Mortgage Loan Trust
1,254,177	Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.10% (b)	0.27%	12/25/36	973,373
	Citigroup Mortgage Loan Trust, Inc.
27,443	Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.41% (b)	0.58%	10/25/35	27,746
425,000	Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)	0.43%	06/25/37	394,423
	Conseco Finance Corp.
48,703	Series 1996-7, Class M1	7.70%	09/15/26	50,314
1,588,533	Series 1999-3, Class A8	7.06%	02/01/31	1,561,413
	Corevest American Finance Trust
405,000	Series 2020-1, Class A2 (a)	2.30%	03/15/50	395,642
1,645,919	Series 2020-1, Class XA, IO (a) (f)	2.86%	03/15/50	198,736
	Countrywide Asset-Backed Certificates
215,995	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.17% (b)	0.34%	09/25/36	210,850
	Credit-Based Asset Servicing & Securitization LLC
957,000	Series 2006-MH1, Class B1 (a) (l)	6.25%	10/25/36	979,843
	EquiFirst Mortgage Loan Trust
116,437	Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b)	0.89%	04/25/35	115,516
	First Franklin Mortgage Loan Trust
133,774	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.15% (b)	0.32%	08/25/36	115,222
	Fremont Home Loan Trust
81,540	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.34% (b)	0.51%	11/25/35	80,139
	GSAMP Trust
1,300,000	Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.26% (b)	0.43%	06/25/36	1,200,918

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	JP Morgan Mortgage Acquisition Trust
$716,411	Series 2006-WF1, Class A5, steps up to 6.91% after Redemption Date (m)	6.41%	07/25/36	$331,486
	Mastr Asset Backed Securities Trust
153,914	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)	0.33%	11/25/36	107,199
	Mid-State Capital Trust
23,174	Series 2010-1, Class A (a)	3.50%	12/15/45	23,624
	Morgan Stanley ABS Capital I, Inc. Trust
2,283,979	Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)	0.27%	10/25/36	1,160,837
	Navient Student Loan Trust
32,098	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	0.68%	06/25/31	30,769
	NovaStar Mortgage Funding Trust
1,101,674	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)	0.37%	09/25/37	1,028,225
	Residential Asset Mortgage Product, Inc.
160,000	Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)	0.72%	09/25/35	158,497
900,000	Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (b)	0.62%	03/25/36	880,089
	Residential Asset Securities Corp.
150,000	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.42% (b)	0.59%	12/25/35	144,833
150,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)	0.50%	04/25/36	141,289
	SLM Student Loan Trust
905,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)	1.74%	10/27/70	701,870
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	2.19%	01/25/83	244,105
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	2.19%	04/26/83	240,898
650,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)	2.84%	07/25/73	583,737
300,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)	2.84%	07/26/83	246,419
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)	3.24%	10/25/75	205,121
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)	3.24%	10/25/83	758,787
100,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)	1.97%	09/25/43	86,627
	Soundview Home Loan Trust
131,687	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b)	0.42%	07/25/37	109,871
	Structured Receivables Finance LLC
145,849	Series 2010-B, Class A (a)	3.73%	08/15/36	148,007
	Total Asset-Backed Securities			15,904,462
	(Cost $17,054,337)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES — 3.6%
	Bahrain — 0.1%
200,000	Bahrain Government International Bond (USD) (j)	7.00%	10/12/28	209,800

	Colombia — 0.7%
600,000	Colombia Government International Bond (USD)	3.88%	04/25/27	637,242
400,000	Colombia Government International Bond (USD)	3.00%	01/30/30	400,750
200,000	Colombia Government International Bond (USD)	5.20%	05/15/49	236,207
				1,274,199
	Dominican Republic — 0.3%
450,000	Dominican Republic International Bond (USD) (j)	6.00%	07/19/28	434,732

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Egypt — 0.1%
200,000	Egypt Government International Bond (USD) (a)	5.58%	02/21/23	$201,524

	Indonesia — 0.1%
200,000	Indonesia Government International Bond (USD)	2.85%	02/14/30	204,784

	Mexico — 0.5%
996,000	Mexico Government International Bond (USD)	3.25%	04/16/30	981,996

	Panama — 0.2%
400,000	Panama Government International Bond (USD)	3.16%	01/23/30	420,754

	Paraguay — 0.1%
200,000	Paraguay Government International Bond (USD) (a)	4.95%	04/28/31	215,625

	Peru — 0.3%
453,000	Peruvian Government International Bond (USD)	2.84%	06/20/30	480,660

	Qatar — 0.3%
302,000	Qatar Government International Bond (USD) (j)	4.50%	04/23/28	349,875
200,000	Qatar Government International Bond (USD) (j)	4.63%	06/02/46	247,146
				597,021
	Russia — 0.1%
200,000	Russian Foreign Bond - Eurobond (USD) (j)	4.38%	03/21/29	231,467

	Saudi Arabia — 0.3%
200,000	Saudi Government International Bond (USD) (j)	4.50%	10/26/46	223,883
200,000	Saudi Government International Bond (USD) (a)	3.75%	01/21/55	197,500
				421,383
	South Africa — 0.2%
458,000	Republic of South Africa Government International Bond (USD)	4.30%	10/12/28	412,657

	United Arab Emirates — 0.1%
200,000	Abu Dhabi Government International Bond (USD) (j)	2.50%	09/30/29	206,246

	Uruguay — 0.2%
130,143	Uruguay Government International Bond (USD)	4.38%	10/27/27	146,062
200,000	Uruguay Government International Bond (USD)	4.38%	01/23/31	228,565
				374,627
	Total Foreign Sovereign Bonds and Notes			6,667,475
	(Cost $6,643,330)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 2.0%
	California — 1.3%
$500,000	Los Angeles CA Unified School District	5.75%	07/01/34	665,645
500,000	Los Angeles Department of Water	6.01%	07/01/39	675,225
510,000	Regents of the University of California Medical Center Pooled Revenue	3.26%	05/15/60	509,658
430,000	San Francisco City & County Airport Comm-San Francisco International Airport	5.00%	05/01/49	499,088

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)
	California (Continued)
$75,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	$90,158
				2,439,774
	Massachusetts — 0.1%
255,000	Commonwealth of Massachusetts	3.00%	03/01/48	272,378

	New York — 0.6%
280,000	Metropolitan Transportation Authority	5.18%	11/15/49	306,071
330,000	New York City Transitional Finance Authority Future Tax Secured Revenue	4.00%	08/01/38	370,969
365,000	New York City Water & Sewer System	3.00%	06/15/50	376,647
				1,053,687
	Total Municipal Bonds			3,765,839
	(Cost $3,573,832)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 0.3%
	Auto Manufacturers — 0.3%
310,000	Ford Motor Credit Co. LLC	3.25%	10/08/20	305,719
295,000	Ford Motor Credit Co. LLC	2.88%	01/08/21	286,073
	Total Commercial Paper			591,792
	(Cost $596,415)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 6.4%

1,560,000	U.S. Cash Management Bill	(n)	10/20/20	1,559,083
515,000	U.S. Cash Management Bill	(n)	10/27/20	514,682
1,735,000	U.S. Treasury Bill (o)	(n)	09/10/20	1,734,258
7,450,000	U.S. Treasury Bill	(n)	11/12/20	7,444,697
800,000	U.S. Treasury Bill	(n)	11/27/20	799,364
	Total U.S. Treasury Bills			12,052,084
	(Cost $12,052,335)

Shares	Description	Value

MONEY MARKET FUNDS — 2.2%
4,188,021	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.10% (p)	4,188,021
	(Cost $4,188,021)
	Total Investments — 104.6%	196,815,638
	(Cost $194,109,803) (q)
	Net Other Assets and Liabilities — (4.6)%	(8,643,582)
	Net Assets — 100.0%	$188,172,056

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Forward Foreign Currency Contracts at May 31, 2020:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 5/31/2020	Sale Value as of 5/31/2020	Unrealized Appreciation (Depreciation)
6/8/2020	Citi	JPY	500,000,000	USD	4,585,692	$4,636,827	$4,585,692	$51,135
6/8/2020	Citi	USD	4,770,118	JPY	500,000,000	4,770,118	4,636,826	133,292
Net Unrealized Appreciation (Depreciation)								$184,427

Counterparty Abbreviations:
Citi - Citibank N.A.

1

Futures Contracts at May 31, 2020:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Ultra Treasury Notes	Short	189	Sep-2020	$(29,735,016)	$(155,079)
Ultra U.S. Treasury Bond Futures	Short	85	Sep-2020	(18,532,656)	49,566
				$(48,267,672)	$(105,513)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2020, securities noted as such amounted to $33,409,803 or 17.8% of net assets.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.
(d)	Perpetual maturity.
(e)	Inverse floating rate security.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(i)	All or a portion of this security is part of a mortgage dollar roll agreement.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(k)	The issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(l)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(m)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(n)	Zero coupon security.
(o)	All or a portion of this security is segregated as collateral for open futures contracts.
(p)	Rate shown reflects yield as of May 31, 2020.

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

(q)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,203,146 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,418,397. The net unrealized appreciation was $2,784,749. The amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rates
TBA	- To-Be-Announced Security

Currency Abbreviations:
JPY	- Japanese Yen
USD	- United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$88,500,196	$—	$88,500,196	$—
U.S. Government Agency Mortgage-Backed Securities	23,729,184	—	23,729,184	—
Mortgage-Backed Securities	21,396,806	—	21,396,806	—
Foreign Corporate Bonds and Notes*	20,019,779	—	20,019,779	—
Asset-Backed Securities	15,904,462	—	15,904,462	—
Foreign Sovereign Bonds and Notes**	6,667,475	—	6,667,475	—
Municipal Bonds***	3,765,839	—	3,765,839	—
Commercial Paper*	591,792	—	591,792	—
U.S. Treasury Bills	12,052,084	—	12,052,084	—
Money Market Funds	4,188,021	4,188,021	—	—
Total Investments	196,815,638	4,188,021	192,627,617	—
Forward Foreign Currency Contracts	184,427	—	184,427	—
Futures Contracts	49,566	49,566	—	—
Total	$197,049,631	$4,237,587	$192,812,044	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(155,079)	$(155,079)	—	—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 50.9%
	Collateralized Mortgage Obligations — 2.4%
	Federal Home Loan Mortgage Corporation
$151,420	Series 2010-3778, Class L	3.50%	12/15/25	$159,334
241,042	Series 2017-360, Class 250	2.50%	11/15/47	250,929
	Federal National Mortgage Association
34,743	Series 2018-86, Class JA	4.00%	05/25/47	36,355
161,667	Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)	0.62%	11/25/49	161,557
				608,175
	Commercial Mortgage-Backed Securities — 4.4%
	Federal Home Loan Mortgage Corporation
135,000	STRU BMOC-8133, PO (b)	(c)	05/30/50	127,406
	Federal National Mortgage Association
14,229	Series 2015-M4, Class AV2 (a)	2.51%	07/25/22	14,529
	Freddie Mac Multifamily Structured Pass-Through Certificates
145,000	Series 2013-K024, Class A2	2.57%	09/25/22	150,747
352,331	Series 2017-Q004, Class A4H (a)	2.79%	08/25/46	357,602
379,650	Series 2017-Q006, Class APT1 (a)	2.66%	07/25/26	379,136
35,000	Series 2018-K158, Class A3 (a)	3.90%	10/25/33	43,285
46,006	Series 2019-KJ27, Class A1	2.09%	07/25/24	47,527
				1,120,232
	Pass-through Securities — 44.1%
	Federal Home Loan Mortgage Corporation
168,746	Pool G08681	3.50%	12/01/45	180,477
103,882	Pool G08792	3.50%	12/01/47	109,988
173,100	Pool G61096	3.50%	02/01/47	188,946
250,722	Pool G61748	3.50%	11/01/48	274,552
290,523	Pool G67706	3.50%	12/01/47	318,222
508,116	Pool G67710	3.50%	03/01/48	547,658
115,000	Pool RB5054	2.50%	06/01/40	119,512
180,345	Pool SD7502	3.50%	07/01/49	193,815
289,139	Pool SD7511	3.50%	01/01/50	313,049
197,772	Pool V83233	4.00%	06/01/47	217,331
	Federal National Mortgage Association
121,739	Pool 888829 (a)	5.89%	06/01/37	128,292
216,954	Pool AM0762	3.29%	09/01/32	253,929
40,005	Pool AM1671	2.10%	12/01/27	41,910
275,000	Pool AM7516	3.55%	02/01/30	316,793
210,804	Pool AN5096	3.32%	04/01/32	242,317
238,937	Pool AN7345	3.21%	11/01/37	273,005
243,570	Pool AN9802	3.83%	07/01/33	276,990
108,972	Pool AZ4750	3.50%	10/01/45	117,564
120,004	Pool BE3619	4.00%	05/01/47	128,852
275,000	Pool BL0469	3.88%	11/01/30	328,066
104,715	Pool CA0995	3.50%	01/01/48	114,412
308,648	Pool MA4016	2.50%	05/01/40	320,757
1,325,000	Pool TBA (d)	2.50%	07/15/35	1,384,447
400,000	Pool TBA (d)	2.50%	06/15/50	415,047
75,000	Pool TBA (d)	2.00%	07/15/50	76,320
1,325,000	Pool TBA (d)	2.50%	07/15/50	1,371,980
745,000	Pool TBA (d)	3.00%	07/15/50	781,976
	Government National Mortgage Association
240,795	Pool MA3873	3.00%	08/20/46	256,415

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$200,241	Pool MA4382	3.50%	04/20/47	$214,852
160,626	Pool MA4778	3.50%	10/20/47	171,782
110,659	Pool MA4779	4.00%	10/20/47	118,768
1,315,000	Pool TBA (d)	3.00%	06/15/47	1,392,154
50,000	Pool TBA (d)	2.50%	06/15/50	52,607
				11,242,785
	Total U.S. Government Agency Mortgage-Backed Securities			12,971,192
	(Cost $12,853,161)

ASSET-BACKED SECURITIES — 23.9%
	Accredited Mortgage Loan Trust
118,611	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.71% (a)	0.87%	04/25/35	118,150
173,207	Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a)	1.20%	04/25/35	168,503
	ACE Securities Corp. Home Equity Loan Trust
337,263	Series 2006-HE1, Class A2D, 1 Mo. LIBOR + 0.30% (a)	0.47%	02/25/36	321,280
	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs
290,000	Series 2005-R11, Class M3, 1 Mo. LIBOR + 0.50% (a)	0.67%	01/25/36	267,933
	Ammc CLO 19 Ltd.
250,000	Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (e)	2.36%	10/16/28	246,251
	Bear Stearns Asset Backed Securities I Trust
375,250	Series 2005-HE11, Class M2, 1 Mo. LIBOR + 0.68% (a)	0.84%	11/25/35	364,808
	CWABS Asset-Backed Certificates Trust
215,000	Series 2005-1, Class MV6, 1 Mo. LIBOR + 0.73% (a)	0.90%	07/25/35	208,148
142,969	Series 2005-16, Class MV1, 1 Mo. LIBOR + 0.46% (a)	0.63%	05/25/36	141,633
	Ford Credit Floorplan Master Owner Trust
390,000	Series 2019-4, Class A	2.44%	09/15/26	390,326
	GoldenTree Loan Opportunities Ltd.
400,000	Series 2014-9A, Class AR2, 3 Mo. LIBOR + 1.11% (a) (e)	1.95%	10/29/29	393,530
	GSAMP Trust
200,000	Series 2005-HE6, Class M2, 1 Mo. LIBOR + 0.45% (a)	0.62%	11/25/35	185,625
	JP Morgan Mortgage Acquisition Trust
275,000	Series 2005-WMC1, Class M3, 1 Mo. LIBOR + 0.71% (a)	0.87%	09/25/35	256,512
309,889	Series 2006-CH1, Class M1, 1 Mo. LIBOR + 0.22% (a)	0.39%	07/25/36	308,261
270,000	Series 2006-FRE1, Class M1, 1 Mo. LIBOR + 0.39% (a)	0.56%	05/25/35	264,079
	Long Beach Mortgage Loan Trust
205,564	Series 2005-WL2, Class M2, 1 Mo. LIBOR + 0.74% (a)	0.90%	08/25/35	203,841
342,157	Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)	0.33%	11/25/36	149,694
	Morgan Stanley Capital I, Inc. Trust
272,386	Series 2006-HE1, Class A4, 1 Mo. LIBOR + 0.29% (a)	0.46%	01/25/36	261,791
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)	1.67%	10/25/58	272,283
	Nelnet Student Loan Trust
215,000	Series 2014-4A, Class A2, 1 Mo. LIBOR + 0.95% (a) (e)	1.12%	11/25/48	193,703
	Nomura Home Equity Loan, Inc. Home Equity Loan Trust
126,568	Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.41% (a)	0.58%	02/25/36	124,933
	Palmer Square CLO Ltd.
400,000	Series 2018-1A, Class A1, 3 Mo. LIBOR + 1.03% (a) (e)	2.17%	04/18/31	388,177

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	RASC Trust
$237,579	Series 2006-EMX1, Class M1, 1 Mo. LIBOR + 0.41% (a)	0.58%	01/25/36	$236,644
	Securitized Asset Backed Receivables LLC Trust
131,734	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.24% (a)	0.41%	03/25/36	126,485
	Soundview Home Loan Trust
140,000	Series 2006-2, Class M2, 1 Mo. LIBOR + 0.35% (a)	0.52%	03/25/36	132,576
	Structured Asset Securities Corp. Mortgage Loan Trust
131,867	Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)	0.35%	04/25/36	125,081
	TCI-Flatiron CLO Ltd.
250,000	Series 2016-1A, Class AR, 3 Mo. LIBOR + 1.22% (a) (e)	2.35%	07/17/28	246,951
	Total Asset-Backed Securities			6,097,198
	(Cost $5,926,744)

MORTGAGE-BACKED SECURITIES — 16.6%
	Collateralized Mortgage Obligations — 7.0%
	Alternative Loan Trust
295,947	Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)	0.65%	06/25/35	262,747
263,293	Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.18% (a)	0.35%	05/25/47	226,027
421,342	Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.16% (a)	0.33%	09/25/47	371,956
	Banc of America Funding Trust
253,382	Series 2015-R2, Class 4A1, 1 Mo. LIBOR + 0.17% (a) (e)	0.33%	09/29/36	250,752
	Bear Stearns ALT-A Trust
95,765	Series 2004-8, Class 2A, 1 Mo. LIBOR + 0.68% (a)	0.85%	09/25/34	94,820
	GSR Mortgage Loan Trust
311,060	Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.26% (a)	0.43%	08/25/46	167,435
	RALI Trust
206,910	Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.19% (a)	0.36%	07/25/36	192,832
	WaMu Mortgage Pass-Through Certificates Trust
95,647	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	2.69%	02/25/46	89,837
137,178	Series 2006-AR17, Class 1A1A, 12 Mo. Treasury Average + 0.81% (a)	2.68%	12/25/46	122,392
				1,778,798
	Commercial Mortgage-Backed Securities — 9.6%
	BAMLL Commercial Mortgage Securities Trust
100,000	Series 2014-520M, Class A (e) (f)	4.18%	08/15/46	113,739
105,000	Series 2018-PARK, Class A (e) (f)	4.09%	08/10/38	120,583
	BBCMS Trust
120,000	Series 2015-SRCH, Class A2 (e)	4.20%	08/10/35	132,704
	CALI Mortgage Trust
100,000	Series 2019-101C, Class A (e)	3.96%	03/10/39	113,922
	CFCRE Commercial Mortgage Trust
1,405,339	Series 2017-C8, Class XA, IO (f)	1.61%	06/15/50	92,566
	COMM Mortgage Trust
4,724,101	Series 2012-CR4, Class XA, IO (f)	1.69%	10/15/45	167,000
	CSAIL Commercial Mortgage Trust
2,334,953	Series 2015-C2, Class XA, IO (f)	0.75%	06/15/57	66,260
3,782,040	Series 2016-C5, Class XA, IO (f)	0.94%	11/15/48	122,308
	DC Office Trust
75,000	Series 2019-MTC, Class A (e)	2.97%	09/15/45	78,450
	GS Mortgage Securities Trust
11,447,469	Series 2011-GC5, Class XA, IO (e) (f)	1.33%	08/10/44	121,787

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Hudson Yards Mortgage Trust
$75,000	Series 2019-55HY, Class A (e) (f)	2.94%	12/10/41	$79,583
	JP Morgan Chase Commercial Mortgage Securities Trust
1,982,928	Series 2013-LC11, Class XA, IO (f)	1.25%	04/15/46	58,365
	JPMBB Commercial Mortgage Securities Trust
1,256,536	Series 2015-C32, Class XA, IO (f)	1.32%	11/15/48	38,934
	MKT Mortgage Trust
95,000	Series 2020-525M, Class A (e)	2.69%	02/12/40	99,243
	Natixis Commercial Mortgage Securities Trust
75,000	Series 2020-2PAC, Class A (e)	2.97%	12/15/38	77,877
	One Bryant Park Trust
125,000	Series 2019-OBP, Class A (e)	2.52%	09/15/54	128,681
	SFAVE Commercial Mortgage Securities Trust
270,000	Series 2015-5AVE, Class A2A (e) (f)	3.66%	01/05/43	273,914
	UBS-Barclays Commercial Mortgage Trust
5,489,174	Series 2012-C2, Class XA, IO (e) (f)	1.30%	05/10/63	124,424
	Wells Fargo Commercial Mortgage Trust
2,159,980	Series 2015-LC22, Class XA, IO (f)	0.77%	09/15/58	67,450
65,000	Series 2019-C50, Class A5	3.73%	05/15/52	73,855
	WFRBS Commercial Mortgage Trust
4,580,131	Series 2014-C20, Class XA, IO (f)	0.96%	05/15/47	127,901
1,121,375	Series 2014-C22, Class XA, IO (f)	0.81%	09/15/57	29,839
5,217,405	Series 2014-C24, Class XA, IO (f)	0.84%	11/15/47	137,505
				2,446,890
	Total Mortgage-Backed Securities			4,225,688
	(Cost $4,063,883)

U.S. TREASURY BILLS — 30.3%

2,650,000	U.S. Treasury Bill	(c)	10/22/20	2,648,342
5,000,000	U.S. Treasury Bill	(c)	10/29/20	4,996,614
75,000	U.S. Treasury Bill	(c)	11/12/20	74,947
	Total U.S. Treasury Bills			7,719,903
	(Cost $7,721,214)

Shares	Description	Value

MONEY MARKET FUNDS — 1.7%
419,811	JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.10% (g)	419,811
	(Cost $419,811)

	Total Investments — 123.4%	$31,433,792
	(Cost $30,984,813) (h)
	Net Other Assets and Liabilities — (23.4)%	(5,956,922
	Net Assets — 100.0%	$25,476,870

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Futures Contracts at May 31, 2020:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 5-Year Treasury Notes	Short	4	Sep-2020	$(502,500)	$(633)
U.S. 10-Year Ultra Treasury Notes	Short	9	Sep-2020	(1,415,953)	(6,514)
				$(1,918,453)	$(7,147)

(a)	Floating or variable rate security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At May 31, 2020, securities noted as such are valued at $127,406 or 0.5% of net assets.
(c)	Zero coupon security.
(d)	All or a portion of this security is part of a mortgage dollar roll agreement.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2020, securities noted as such amounted to $3,184,271 or 12.5% of net assets.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	Rate shown reflects yield as of May 31, 2020.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $456,090 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,258. The net unrealized appreciation was $441,832. The amounts presented are inclusive of derivative contracts.

IO	– Interest-Only Security – Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
PO	– Principal-Only Security
TBA	– To-Be-Announced Security

First Trust TCW Securitized Plus ETF (DEED)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$12,971,192	$—	$12,971,192	$—
Asset-Backed Securities	6,097,198	—	6,097,198	—
Mortgage-Backed Securities	4,225,688	—	4,225,688	—
U.S. Treasury Bills	7,719,903	—	7,719,903	—
Money Market Funds	419,811	419,811	—	—
Total Investments	$31,433,792	$419,811	$31,013,981	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(7,147)	$(7,147)	$—	$—

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments
May 31, 2020 (Unaudited)

Shares	Description	Value

	Exchange-Traded Funds — 100.0%
	Capital Markets — 100.0%
95,079	First Trust Emerging Markets Local Currency Bond ETF (a)	$3,323,011
208,975	First Trust Enhanced Short Maturity ETF (a)	12,509,244
843,004	First Trust Low Duration Opportunities ETF (a)	43,541,157
277,067	First Trust Tactical High Yield ETF (a)	12,808,807
519,766	First Trust TCW Opportunistic Fixed Income ETF (a)	28,259,677
483,969	iShares 0-5 Year Investment Grade Corporate Bond ETF	25,098,632
	Total Exchange-Traded Funds — 100.0%	125,540,528
	(Cost $124,538,570)

	Money Market Funds — 0.0%
27,508	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.05% (b)	27,508
	(Cost $27,508)

	Total Investments — 100.0%	125,568,036
	(Cost $124,566,078) (c)
	Net Other Assets and Liabilities — (0.0)%	(6,422)
	Net Assets — 100.0%	$125,561,614

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of May 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,448,984 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $447,026. The net unrealized appreciation was $1,001,958.

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$125,540,528	$—	$—
Money Market Funds	27,508	—	—
Total Investments	$125,568,036	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2020, and for the fiscal year-to-date period (September 1, 2019 to May 31, 2020) are as follows:
Security Name	Shares at 5/31/2020	Value at 8/31/2019	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2020	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	95,079	$1,215,799	$3,128,536	$(768,835)	$(210,831)	$(41,658)	$3,323,011	$104,948
First Trust Enhanced Short Maturity ETF	208,975	11,259,941	25,765,702	(24,190,379)	(36,211)	(289,809)	12,509,244	328,410
First Trust Low Duration Opportunities ETF	843,004	20,129,332	43,084,088	(19,110,713)	(343,402)	(218,148)	43,541,157	682,088
First Trust Senior Loan Fund	—	7,477,145	15,500,510	(21,068,003)	38,085	(1,947,737)	—	354,242
First Trust Tactical High Yield ETF	277,067	2,502,346	17,561,751	(6,715,505)	355,702	(895,487)	12,808,807	188,981
First Trust TCW Opportunistic Fixed Income ETF	519,766	2,562,596	34,474,536	(9,744,951)	791,067	176,429	28,259,677	315,274
		$45,147,159	$139,515,123	$(81,598,386)	$594,410	$(3,216,410)	$100,441,896	$1,973,943

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments
May 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.2%
CALL OPTIONS PURCHASED — 97.2%

686	SPDR® S&P 500® ETF Trust	$20,876,352	$3.07	08/21/20	$20,609,233
	(Cost $19,099,701)

PUT OPTIONS PURCHASED — 5.0%

686	SPDR® S&P 500® ETF Trust	20,876,352	307.10	08/21/20	1,061,030
	(Cost $1,701,712)
	Total Purchased Options				21,670,263
	(Cost $20,801,413)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%

158,368	Dreyfus Government Cash Management Fund, Institutional Shares - 0.09% (a)				158,368
	(Cost $158,368)
	Total Investments — 102.9%				21,828,631
	(Cost $20,959,781) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (2.8)%
CALL OPTIONS WRITTEN — (0.6)%

(686)	SPDR® S&P 500® ETF Trust	$(20,876,352)	$333.51	08/21/20	(138,337)
	(Premiums received $229,422)

PUT OPTIONS WRITTEN — (2.2)%

(686)	SPDR® S&P 500® ETF Trust	(20,876,352)	276.39	08/21/20	(464,977)
	(Premiums received $1,384,180)
	Total Written Options				(603,314)
	(Premiums received $1,613,602)
	Net Other Assets and Liabilities — (0.1)%				(11,110)
	Net Assets — 100.0%				$21,214,207

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,519,820 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $640,682. The net unrealized appreciation was $1,879,138. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$20,609,233	$—	$20,609,233	$—
Put Options Purchased	1,061,030	—	1,061,030	—
Money Market Funds	158,368	158,368	—	—
Total Investments	$21,828,631	$158,368	$21,670,263	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(138,337)	$—	$(138,337)	$—
Put Options Written	(464,977)	—	(464,977)	—
Total	$(603,314)	$—	$(603,314)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments
May 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 100.7%
CALL OPTIONS PURCHASED — 96.8%

8,330	SPDR® S&P 500® ETF Trust	$253,498,560	$3.08	08/21/20	$247,117,780
	(Cost $210,825,714)

PUT OPTIONS PURCHASED — 3.9%

8,330	SPDR® S&P 500® ETF Trust	253,498,560	291.75	08/21/20	9,862,720
	(Cost $35,830,470)
	Total Purchased Options				256,980,500
	(Cost $246,656,184)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%

1,800,707	Dreyfus Government Cash Management Fund, Institutional Shares - 0.09% (a)				1,800,707
	(Cost $1,800,707)
	Total Investments — 101.4%				258,781,207
	(Cost $248,456,891) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (1.3)%
CALL OPTIONS WRITTEN — (0.8)%

(8,330)	SPDR® S&P 500® ETF Trust	$(253,498,560)	$327.30	08/21/20	(2,040,850)
	(Premiums received $1,123,712)

PUT OPTIONS WRITTEN — (0.5)%

(8,330)	SPDR® S&P 500® ETF Trust	(253,498,560)	214.97	08/21/20	(1,207,850)
	(Premiums received $11,095,727)
	Total Written Options				(3,248,700)
	(Premiums received $12,219,439)
	Net Other Assets and Liabilities — (0.1)%				(162,563)
	Net Assets — 100.0%				$255,369,944

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $46,179,943 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,884,888. The net unrealized appreciation was $19,295,055. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$247,117,780	$247,117,780	$—	$—
Put Options Purchased	9,862,720	9,862,720	—	—
Money Market Funds	1,800,707	1,800,707	—	—
Total Investments	$258,781,207	$258,781,207	$—	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(2,040,850)	$(2,040,850)	$—	$—
Put Options Written	(1,207,850)	(1,207,850)	—	—
Total	$(3,248,700)	$(3,248,700)	$—	$—

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments
May 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 104.3%
CALL OPTIONS PURCHASED — 96.6%

2,695	SPDR® S&P 500® ETF Trust	$82,014,240	$3.12	11/20/20	$81,055,577
	(Cost $78,713,522)

PUT OPTIONS PURCHASED — 7.7%

2,695	SPDR® S&P 500® ETF Trust	82,014,240	311.79	11/20/20	6,479,089
	(Cost $6,615,143)
	Total Purchased Options				87,534,666
	(Cost $85,328,665)

Shares	Description				Value

MONEY MARKET FUNDS — 0.8%

684,524	Dreyfus Government Cash Management Fund, Institutional Shares - 0.09% (a)				684,524
	(Cost $684,524)
	Total Investments — 105.1%				88,219,190
	(Cost $86,013,189) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (5.0)%
CALL OPTIONS WRITTEN — (0.8)%

(2,695)	SPDR® S&P 500® ETF Trust	$(82,014,240)	$350.33	11/20/20	(667,027)
	(Premiums received $831,517)

PUT OPTIONS WRITTEN — (4.2)%

(2,695)	SPDR® S&P 500® ETF Trust	(82,014,240)	280.61	11/20/20	(3,583,823)
	(Premiums received $4,692,019)
	Total Written Options				(4,250,850)
	(Premiums received $5,523,536)
	Net Other Assets and Liabilities — (0.1)%				(55,240)
	Net Assets — 100.0%				$83,913,100

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,614,741 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $136,054. The net unrealized appreciation was $3,478,687. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$81,055,577	$—	$81,055,577	$—
Put Options Purchased	6,479,089	—	6,479,089	—
Money Market Funds	684,524	684,524	—	—
Total Investments	$88,219,190	$684,524	$87,534,666	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(667,027)	$—	$(667,027)	$—
Put Options Written	(3,583,823)	—	(3,583,823)	—
Total	$(4,250,850)	$—	$(4,250,850)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments
May 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.4%
CALL OPTIONS PURCHASED — 96.6%

3,528	SPDR® S&P 500® ETF Trust	$107,364,096	$3.13	11/20/20	$106,105,592
	(Cost $90,646,277)

PUT OPTIONS PURCHASED — 5.8%

3,528	SPDR® S&P 500® ETF Trust	107,364,096	296.20	11/20/20	6,309,597
	(Cost $13,837,065)
	Total Purchased Options				112,415,189
	(Cost $104,483,342)

Shares	Description				Value

MONEY MARKET FUNDS — 0.7%

794,842	Dreyfus Government Cash Management Fund, Institutional Shares - 0.09% (a)				794,842
	(Cost $794,842)
	Total Investments — 103.1%				113,210,031
	(Cost $105,278,184) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (3.0) %
CALL OPTIONS WRITTEN — (1.7)%

(3,528)	SPDR® S&P 500® ETF Trust	$(107,364,096)	$337.11	11/20/20	(1,931,813)
	(Premiums received $1,081,326)

PUT OPTIONS WRITTEN — (1.3)%

(3,528)	SPDR® S&P 500® ETF Trust	(107,364,096)	218.25	11/20/20	(1,409,655)
	(Premiums received $5,708,216)
	Total Written Options				(3,341,468)
	(Premiums received $6,789,542)

	Net Other Assets and Liabilities — (0.1)%				(73,186)
	Net Assets — 100.0%				$109,795,377

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,757,876 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,377,955. The net unrealized appreciation was $11,379,921. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$106,105,592	$—	$106,105,592	$—
Put Options Purchased	6,309,597	—	6,309,597	—
Money Market Funds	794,842	794,842	—	—
Total Investments	$113,210,031	$794,842	$112,415,189	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(1,931,813)	$—	$(1,931,813)	$—
Put Options Written	(1,409,655)	—	(1,409,655)	—
Total	$(3,341,468)	$—	$(3,341,468)	$—

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments
May 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.1%
CALL OPTIONS PURCHASED — 94.2%

3,450	SPDR® S&P 500® ETF Trust	$104,990,400	$3.33	02/19/21	$103,290,287
	(Cost $100,745,464)

PUT OPTIONS PURCHASED — 12.9%

3,450	SPDR® S&P 500® ETF Trust	104,990,400	333.48	02/19/21	14,115,795
	(Cost $12,652,428)
	Total Purchased Options				117,406,082
	(Cost $113,397,892)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%

1,178,933	Dreyfus Government Cash Management Fund, Institutional Shares - 0.09% (a)				1,178,933
	(Cost $1,178,933)
	Total Investments — 108.2%				118,585,015
	(Cost $114,576,825) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (8.1)%
CALL OPTIONS WRITTEN — (0.4)%

(3,450)	SPDR® S&P 500® ETF Trust	$(104,990,400)	$369.33	02/19/21	(480,969)
	(Premiums received $437,414)

PUT OPTIONS WRITTEN — (7.7)%

(3,450)	SPDR® S&P 500® ETF Trust	(104,990,400)	300.13	02/19/21	(8,394,959)
	(Premiums received $8,755,323)
	Total Written Options				(8,875,928)
	(Premiums received $9,192,737)

	Net Other Assets and Liabilities — (0.1)%				(75,681)
	Net Assets — 100.0%				$109,633,406

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,368,554 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,555. The net unrealized appreciation was $4,324,999. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer ETF - February (FFEB)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$103,290,287	$—	$103,290,287	$—
Put Options Purchased	14,115,795	—	14,115,795	—
Money Market Funds	1,178,933	1,178,933	—	—
Total Investments	$118,585,015	$1,178,933	$117,406,082	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(480,969)	$—	$(480,969)	$—
Put Options Written	(8,394,959)	—	(8,394,959)	—
Total	$(8,875,928)	$—	$(8,875,928)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments
May 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 102.4%
CALL OPTIONS PURCHASED — 92.6%

14,398	SPDR® S&P 500® ETF Trust	$438,159,936	$3.32	02/19/21	$431,079,192
	(Cost $402,506,229)

PUT OPTIONS PURCHASED — 9.8%

14,398	SPDR® S&P 500® ETF Trust	438,159,936	316.81	02/19/21	45,640,332
	(Cost $58,470,112)
	Total Purchased Options				476,719,524
	(Cost $460,976,341)

Shares	Description				Value

MONEY MARKET FUNDS — 1.0%

4,734,921	Dreyfus Government Cash Management Fund, Institutional Shares - 0.09% (a)				4,734,921
	(Cost $4,734,921)
	Total Investments — 103.4%				481,454,445
	(Cost $465,711,262) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (3.3)%
CALL OPTIONS WRITTEN — (0.9)%

(14,398)	SPDR® S&P 500® ETF Trust	$(438,159,936)	$358.49	02/19/21	(4,373,157)
	(Premiums received $2,798,744)

PUT OPTIONS WRITTEN — (2.4)%

(14,398)	SPDR® S&P 500® ETF Trust	(438,159,936)	233.44	02/19/21	(11,206,754)
	(Premiums received $18,683,664)
	Total Written Options				(15,579,911)
	(Premiums received $21,482,408)

	Net Other Assets and Liabilities — (0.1)%				(315,792)
	Net Assets — 100.0%				$465,558,742

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $36,049,873 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,404,193. The net unrealized appreciation was $21,645,680. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$431,079,192	$—	$431,079,192	$—
Put Options Purchased	45,640,332	—	45,640,332	—
Money Market Funds	4,734,921	4,734,921	—	—
Total Investments	$481,454,445	$4,734,921	$476,719,524	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(4,373,157)	$—	$(4,373,157)	$—
Put Options Written	(11,206,754)	—	(11,206,754)	—
Total	$(15,579,911)	$—	$(15,579,911)	$—

FT Cboe Vest U.S. Equity Buffer - May (FMAY)

Portfolio of Investments
May 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 107.8%
CALL OPTIONS PURCHASED — 100.1%

742	SPDR® S&P 500® ETF Trust	$22,580,544	$2.86	05/21/21	$22,129,388
	(Cost $21,197,154)

PUT OPTIONS PURCHASED — 7.7%

742	SPDR® S&P 500® ETF Trust	22,580,544	286.28	05/21/21	1,699,300
	(Cost $2,121,130)
	Total Purchased Options				23,828,688
	(Cost $23,318,284)

Shares	Description				Value

MONEY MARKET FUNDS — 1.2%

259,924	Dreyfus Government Cash Management Fund, Institutional Shares - 0.09% (a)				259,924
	(Cost $259,924)
	Total Investments — 109.0%				24,088,612
	(Cost $23,578,208) (b)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (9.0)%
CALL OPTIONS WRITTEN — (4.0)%

(742)	SPDR® S&P 500® ETF Trust	$(22,580,544)	$335.15	05/21/21	(873,292)
	(Premiums received $580,691)

PUT OPTIONS WRITTEN — (5.0)%

(742)	SPDR® S&P 500® ETF Trust	(22,580,544)	257.65	05/21/21	(1,095,304)
	(Premiums received $1,422,525)
	Total Written Options				(1,968,596)
	(Premiums received $2,003,216)

	Net Other Assets and Liabilities — (0.0)%				(5,672)
	Net Assets — 100.0%				$22,114,344

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,259,455 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $714,431. The net unrealized appreciation was $545,024. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Buffer - May (FMAY)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$22,129,388	$—	$22,129,388	$—
Put Options Purchased	1,699,300	—	1,699,300	—
Money Market Funds	259,924	259,924	—	—
Total Investments	$24,088,612	$259,924	$23,828,688	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(873,292)	$—	$(873,292)	$—
Put Options Written	(1,095,304)	—	(1,095,304)	—
Total	$(1,968,596)	$—	$(1,968,596)	$—

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments
May 31, 2020 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

PURCHASED OPTIONS — 108.0%
CALL OPTIONS PURCHASED — 101.7%

424	SPDR® S&P 500® ETF Trust	$12,903,168	$2.85	05/21/21	$12,645,788
	(Cost $11,917,858)

PUT OPTIONS PURCHASED — 6.3%

424	SPDR® S&P 500® ETF Trust	12,903,168	271.97	05/21/21	782,181
	(Cost $1,091,548)
	Total Purchased Options				13,427,969
	(Cost $13,009,406)

Shares	Description				Value

MONEY MARKET FUNDS — 1.1%

141,869	Dreyfus Government Cash Management Fund, Institutional Shares - 0.09% (a)				141,869
	(Cost $141,869)
	Total Investments — 109.1%				13,569,838
	(Cost $13,151,275) (b)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTIONS — (9.1)%
CALL OPTIONS WRITTEN — (7.2)%

(424)	SPDR® S&P 500® ETF Trust	$(12,903,168)	$314.76	05/21/21	(890,551)
	(Premiums received $612,653)

PUT OPTIONS WRITTEN — (1.9)%

(424)	SPDR® S&P 500® ETF Trust	(12,903,168)	200.40	05/21/21	(237,670)
	(Premiums received $362,021)
	Total Written Options				(1,128,221)
	(Premiums received $974,674)

	Net Other Assets and Liabilities — (0.0)%				(3,790)
	Net Assets — 100.0%				$12,437,827

(a)	Rate shown reflects yield as of May 31, 2020.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $852,281 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $587,265. The net unrealized appreciation was $265,016. The amounts presented are inclusive of derivative contracts.

FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Purchased	$12,645,788	$—	$12,645,788	$—
Put Options Purchased	782,181	—	782,181	—
Money Market Funds	141,869	141,869	—	—
Total Investments	$13,569,838	$141,869	$13,427,969	$—

LIABILITIES TABLE

	Total Value at 5/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(890,551)	$—	$(890,551)	$—
Put Options Written	(237,670)	—	(237,670)	—
Total	$(1,128,221)	$—	$(1,128,221)	$—

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 1.0%
220	Howmet Aerospace, Inc.	$2,878
12	Lockheed Martin Corp.	4,661
26	Teledyne Technologies, Inc. (a)	9,727
31	Textron, Inc.	960
		18,226

	Air Freight & Logistics — 0.4%
68	C.H. Robinson Worldwide, Inc.	5,517
14	Expeditors International of Washington, Inc.	1,069
		6,586

	Airlines — 0.2%
128	Southwest Airlines Co.	4,109

	Auto Components — 0.4%
232	BorgWarner, Inc.	7,459

	Automobiles — 0.0%
28	Harley-Davidson, Inc.	598

	Banks — 2.1%
109	Citigroup, Inc.	5,222
136	Citizens Financial Group, Inc.	3,278
74	Comerica, Inc.	2,690
102	JPMorgan Chase & Co.	9,926
8	M&T Bank Corp.	845
271	Regions Financial Corp.	3,065
228	Wells Fargo & Co.	6,035
230	Zions Bancorp N.A.	7,568
		38,629

	Beverages — 1.0%
90	Coca-Cola (The) Co.	4,202
76	Monster Beverage Corp. (a)	5,465
64	PepsiCo, Inc.	8,419
		18,086

	Biotechnology — 3.4%
185	AbbVie, Inc.	17,144
42	Alexion Pharmaceuticals, Inc. (a)	5,036
38	Amgen, Inc.	8,729
27	Biogen, Inc. (a)	8,291
166	Gilead Sciences, Inc.	12,920
8	Neurocrine Biosciences, Inc. (a)	998
8	Regeneron Pharmaceuticals, Inc. (a)	4,902
20	Vertex Pharmaceuticals, Inc. (a)	5,759
		63,779

	Building Products — 1.1%
90	A.O. Smith Corp.	4,275
10	Allegion PLC	997
94	Fortune Brands Home & Security, Inc.	5,730
68	Johnson Controls International PLC	2,136
44	Masco Corp.	2,053

Shares	Description	Value

	Common Stocks (Continued)
	Building Products (Continued)
50	Trane Technologies PLC	$4,510
		19,701

	Capital Markets — 3.3%
8	Ameriprise Financial, Inc.	1,121
8	BlackRock, Inc.	4,229
159	Blackstone Group (The), Inc., Class A	9,031
20	Cboe Global Markets, Inc.	2,129
381	Franklin Resources, Inc.	7,189
2	MarketAxess Holdings, Inc.	1,017
26	Moody’s Corp.	6,953
26	Morgan Stanley	1,149
30	MSCI, Inc.	9,866
20	Nasdaq, Inc.	2,369
20	S&P Global, Inc.	6,500
16	SEI Investments Co.	868
54	T. Rowe Price Group, Inc.	6,529
46	Tradeweb Markets, Inc., Class A	3,034
		61,984

	Chemicals — 2.0%
61	DuPont de Nemours, Inc.	3,095
13	Eastman Chemical Co.	885
94	FMC Corp.	9,251
34	Linde PLC	6,880
11	LyondellBasell Industries N.V., Class A	701
54	PPG Industries, Inc.	5,490
18	Sherwin-Williams (The) Co.	10,689
		36,991

	Commercial Services & Supplies — 0.6%
22	Cintas Corp.	5,455
56	Copart, Inc. (a)	5,006
		10,461

	Communications Equipment — 1.9%
344	Cisco Systems, Inc.	16,450
66	F5 Networks, Inc. (a)	9,565
372	Juniper Networks, Inc.	9,025
6	Ubiquiti, Inc.	1,106
		36,146

	Construction & Engineering — 0.1%
26	Jacobs Engineering Group, Inc.	2,185

	Consumer Finance — 0.3%
153	Ally Financial, Inc.	2,668
186	Synchrony Financial	3,789
		6,457

	Containers & Packaging — 0.7%
42	Avery Dennison Corp.	4,648
141	International Paper Co.	4,801

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
42	Packaging Corp. of America	$4,259
		13,708

	Distributors — 0.2%
82	LKQ Corp. (a)	2,252
6	Pool Corp.	1,614
		3,866

	Diversified Financial Services — 0.7%
48	Berkshire Hathaway, Inc., Class B (a)	8,908
203	Equitable Holdings, Inc.	3,879
		12,787

	Diversified Telecommunication Services — 1.7%
500	AT&T, Inc.	15,430
290	Verizon Communications, Inc.	16,640
		32,070

	Electric Utilities — 3.1%
44	Entergy Corp.	4,480
147	Evergy, Inc.	9,069
12	Eversource Energy	1,005
236	Exelon Corp.	9,041
150	FirstEnergy Corp.	6,339
52	NextEra Energy, Inc.	13,289
128	NRG Energy, Inc.	4,614
59	Pinnacle West Capital Corp.	4,596
97	Southern (The) Co.	5,536
		57,969

	Electrical Equipment — 0.9%
137	Eaton Corp. PLC	11,631
60	Emerson Electric Co.	3,661
6	Rockwell Automation, Inc.	1,297
		16,589

	Electronic Equipment, Instruments & Components — 1.0%
18	CDW Corp.	1,997
41	FLIR Systems, Inc.	1,894
32	Keysight Technologies, Inc. (a)	3,460
117	TE Connectivity Ltd.	9,506
4	Zebra Technologies Corp., Class A (a)	1,045
		17,902

	Entertainment — 1.1%
170	Activision Blizzard, Inc.	12,237
64	Electronic Arts, Inc. (a)	7,864
		20,101

	Equity Real Estate Investment Trusts — 4.6%
58	American Tower Corp.	14,974
38	Crown Castle International Corp.	6,542

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
2	Equinix, Inc.	$1,395
126	Equity LifeStyle Properties, Inc.	7,850
64	Equity Residential	3,876
16	Essex Property Trust, Inc.	3,884
46	Gaming and Leisure Properties, Inc.	1,589
583	Host Hotels & Resorts, Inc.	6,961
82	Mid-America Apartment Communities, Inc.	9,542
46	Public Storage	9,326
96	Regency Centers Corp.	4,108
18	SBA Communications Corp.	5,654
39	Simon Property Group, Inc.	2,250
33	SL Green Realty Corp.	1,390
32	Sun Communities, Inc.	4,390
81	Vornado Realty Trust	2,933
		86,664

	Food & Staples Retailing — 2.4%
46	Costco Wholesale Corp.	14,190
73	Sysco Corp.	4,027
96	Walgreens Boots Alliance, Inc.	4,122
184	Walmart, Inc.	22,827
		45,166

	Food Products — 1.9%
110	Archer-Daniels-Midland Co.	4,324
108	Campbell Soup Co.	5,506
229	General Mills, Inc.	14,436
102	Hormel Foods Corp.	4,981
48	J.M. Smucker (The) Co.	5,468
		34,715

	Health Care Equipment & Supplies — 2.0%
96	DENTSPLY SIRONA, Inc.	4,466
18	Edwards Lifesciences Corp. (a)	4,045
18	Masimo Corp. (a)	4,323
22	Medtronic PLC	2,169
58	ResMed, Inc.	9,328
62	West Pharmaceutical Services, Inc.	13,394
		37,725

	Health Care Providers & Services — 4.0%
22	AmerisourceBergen Corp.	2,097
11	Anthem, Inc.	3,235
20	Cardinal Health, Inc.	1,094
90	CVS Health Corp.	5,901
70	DaVita, Inc. (a)	5,667
168	Henry Schein, Inc. (a)	10,201
43	Humana, Inc.	17,658
6	Laboratory Corp. of America Holdings (a)	1,052
21	McKesson Corp.	3,332

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
6	Molina Healthcare, Inc. (a)	$1,115
47	Quest Diagnostics, Inc.	5,559
55	UnitedHealth Group, Inc.	16,767
8	Universal Health Services, Inc., Class B	844
		74,522

	Health Care Technology — 0.3%
60	Cerner Corp.	4,374
6	Teladoc Health, Inc. (a)	1,044
		5,418

	Hotels, Restaurants & Leisure — 0.5%
4	Chipotle Mexican Grill, Inc. (a)	4,016
10	Domino’s Pizza, Inc.	3,858
10	Hilton Worldwide Holdings, Inc.	793
95	Norwegian Cruise Line Holdings Ltd. (a)	1,488
		10,155

	Household Durables — 1.7%
180	D.R. Horton, Inc.	9,954
58	Garmin Ltd.	5,230
69	Lennar Corp., Class A	4,172
278	PulteGroup, Inc.	9,443
28	Whirlpool Corp.	3,411
		32,210

	Household Products — 0.6%
52	Clorox (The) Co.	10,725

	Independent Power and Renewable Electricity Producers — 0.4%
407	Vistra Energy Corp.	8,319

	Industrial Conglomerates — 0.3%
36	Honeywell International, Inc.	5,251

	Insurance — 3.8%
104	Allstate (The) Corp.	10,172
38	Aon PLC, Class A	7,484
104	Arthur J. Gallagher & Co.	9,805
38	Assurant, Inc.	3,898
156	Brown & Brown, Inc.	6,271
106	CNA Financial Corp.	3,204
4	Everest Re Group Ltd.	794
102	Loews Corp.	3,391
108	Marsh & McLennan Cos., Inc.	11,439
115	MetLife, Inc.	4,141
14	Progressive (The) Corp.	1,088
60	Prudential Financial, Inc.	3,658
16	Travelers (The) Cos., Inc.	1,712
166	Unum Group	2,515

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
14	W.R. Berkley Corp.	$811
		70,383

	Interactive Media & Services — 3.0%
28	Alphabet, Inc., Class A (a)	40,139
48	Facebook, Inc., Class A (a)	10,804
52	Match Group, Inc. (a)	4,630
		55,573

	Internet & Direct Marketing Retail — 3.6%
20	Amazon.com, Inc. (a)	48,848
2	Booking Holdings, Inc. (a)	3,279
319	eBay, Inc.	14,527
		66,654

	IT Services — 4.6%
67	Accenture PLC, Class A	13,509
8	Automatic Data Processing, Inc.	1,172
78	Black Knight, Inc. (a)	6,004
75	Booz Allen Hamilton Holding Corp.	5,982
9	Broadridge Financial Solutions, Inc.	1,090
164	Cognizant Technology Solutions Corp., Class A	8,692
94	International Business Machines Corp.	11,741
58	Jack Henry & Associates, Inc.	10,490
104	Leidos Holdings, Inc.	10,950
12	Paychex, Inc.	867
40	Visa, Inc., Class A	7,810
409	Western Union (The) Co.	8,188
		86,495

	Life Sciences Tools & Services — 0.5%
10	Bio-Rad Laboratories, Inc., Class A (a)	4,913
16	Bio-Techne Corp.	4,237
		9,150

	Machinery — 1.8%
62	Cummins, Inc.	10,515
60	Dover Corp.	5,835
48	Illinois Tool Works, Inc.	8,278
6	Nordson Corp.	1,130
62	Snap-on, Inc.	8,041
		33,799

	Media — 2.6%
2	Cable One, Inc.	3,774
24	Charter Communications, Inc., Class A (a)	13,056
364	Comcast Corp., Class A	14,414
76	Discovery, Inc., Class A (a)	1,653
140	Fox Corp., Class A	4,084
20	Liberty Broadband Corp., Class C (a)	2,732

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
103	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	$3,757
77	Omnicom Group, Inc.	4,219
26	ViacomCBS, Inc., Class B	539
		48,228

	Metals & Mining — 0.7%
28	Arconic Corp. (a)	405
84	Newmont Corp.	4,911
203	Nucor Corp.	8,579
		13,895

	Multiline Retail — 1.2%
36	Dollar General Corp.	6,894
63	Kohl’s Corp.	1,211
114	Target Corp.	13,946
		22,051

	Multi-Utilities — 0.4%
48	Consolidated Edison, Inc.	3,603
86	Public Service Enterprise Group, Inc.	4,389
		7,992

	Oil, Gas & Consumable Fuels — 2.6%
75	Cabot Oil & Gas Corp.	1,488
147	Chevron Corp.	13,480
242	ConocoPhillips	10,208
4	Devon Energy Corp.	43
154	Exxon Mobil Corp.	7,002
121	HollyFrontier Corp.	3,806
50	Kinder Morgan, Inc.	790
32	Marathon Petroleum Corp.	1,125
63	Phillips 66	4,930
77	Valero Energy Corp.	5,131
		48,003

	Pharmaceuticals — 5.6%
383	Bristol-Myers Squibb Co.	22,873
112	Eli Lilly and Co.	17,130
203	Johnson & Johnson	30,196
194	Merck & Co., Inc.	15,660
428	Pfizer, Inc.	16,345
18	Zoetis, Inc.	2,509
		104,713

	Professional Services — 0.5%
13	IHS Markit Ltd.	903
169	Robert Half International, Inc.	8,575
		9,478

	Real Estate Management & Development — 0.2%
96	CBRE Group, Inc., Class A (a)	4,222

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 0.9%
24	Kansas City Southern	$3,612
74	Old Dominion Freight Line, Inc.	12,661
		16,273

	Semiconductors & Semiconductor Equipment — 2.9%
118	Advanced Micro Devices, Inc. (a)	6,349
18	Applied Materials, Inc.	1,011
169	Intel Corp.	10,635
22	KLA Corp.	3,871
18	Lam Research Corp.	4,926
70	Maxim Integrated Products, Inc.	4,038
46	NVIDIA Corp.	16,331
65	Texas Instruments, Inc.	7,718
		54,879

	Software — 7.6%
36	ANSYS, Inc. (a)	10,188
12	Cadence Design Systems, Inc. (a)	1,096
136	Citrix Systems, Inc.	20,144
20	Fair Isaac Corp. (a)	8,053
360	Microsoft Corp.	65,970
571	NortonLifeLock, Inc.	13,007
166	Oracle Corp.	8,926
10	RingCentral, Inc., Class A (a)	2,743
8	Synopsys, Inc. (a)	1,447
30	Tyler Technologies, Inc. (a)	11,259
		142,833

	Specialty Retail — 2.3%
100	Best Buy Co., Inc.	7,809
84	Home Depot (The), Inc.	20,872
58	Lowe’s Cos., Inc.	7,560
110	TJX (The) Cos., Inc.	5,804
10	Tractor Supply Co.	1,220
		43,265

	Technology Hardware, Storage & Peripherals — 6.8%
350	Apple, Inc.	111,279
200	Hewlett Packard Enterprise Co.	1,942
285	HP, Inc.	4,315
90	NetApp, Inc.	4,009
33	Seagate Technology PLC	1,750
196	Xerox Holdings Corp.	3,112
		126,407

	Textiles, Apparel & Luxury Goods — 1.0%
152	NIKE, Inc., Class B	14,984
46	Ralph Lauren Corp.	3,474
		18,458

	Tobacco — 0.6%
124	Altria Group, Inc.	4,842

First Trust Active Factor Large Cap ETF (AFLG)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Tobacco (Continued)
74	Philip Morris International, Inc.	$5,429
		10,271

	Trading Companies & Distributors — 0.3%
126	Fastenal Co.	5,199
4	W.W. Grainger, Inc.	1,238
		6,437

	Wireless Telecommunication Services — 0.3%
52	T-Mobile US, Inc. (a)	5,202
	Total Common Stocks — 99.7%	1,861,920
	(Cost $1,912,979)

	Money Market Funds — 0.1%
2,244	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.05% (b)	2,244
	(Cost $2,244)

	Total Investments — 99.8%	1,864,164
	(Cost $1,915,223) (c)
	Net Other Assets and Liabilities — 0.2%	2,987
	Net Assets — 100.0%	$1,867,151

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $93,632 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $144,691. The net unrealized depreciation was $51,059.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,861,920	$—	$—
Money Market Funds	2,244	—	—
Total Investments	$1,864,164	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 0.8%
76	BWX Technologies, Inc.	$4,755
24	Teledyne Technologies, Inc. (a)	8,979
		13,734

	Air Freight & Logistics — 0.3%
70	XPO Logistics, Inc. (a)	5,517

	Airlines — 0.2%
342	JetBlue Airways Corp. (a)	3,444

	Auto Components — 1.3%
114	BorgWarner, Inc.	3,665
320	Gentex Corp.	8,461
96	Lear Corp.	10,181
		22,307

	Automobiles — 0.0%
28	Harley-Davidson, Inc.	598

	Banks — 4.4%
327	Associated Banc-Corp.	4,581
70	Bank of Hawaii Corp.	4,503
141	BankUnited, Inc.	2,606
108	CIT Group, Inc.	1,959
209	Commerce Bancshares, Inc.	13,320
242	CVB Financial Corp.	4,721
20	First Citizens BancShares, Inc., Class A	7,700
397	First Hawaiian, Inc.	6,848
336	Fulton Financial Corp.	3,767
186	Hancock Whitney Corp.	4,021
386	PacWest Bancorp	6,682
613	Sterling Bancorp	7,540
216	Zions Bancorp N.A.	7,107
		75,355

	Biotechnology — 1.8%
40	ACADIA Pharmaceuticals, Inc. (a)	1,987
10	Acceleron Pharma, Inc. (a)	988
18	Allogene Therapeutics, Inc. (a)	867
44	Emergent BioSolutions, Inc. (a)	3,674
398	Exelixis, Inc. (a)	9,835
38	Halozyme Therapeutics, Inc. (a)	922
75	Ligand Pharmaceuticals, Inc. (a)	7,618
84	Momenta Pharmaceuticals, Inc. (a)	2,644
14	United Therapeutics Corp. (a)	1,651
		30,186

	Building Products — 1.5%
84	A.O. Smith Corp.	3,990
106	Advanced Drainage Systems, Inc.	4,700
144	Fortune Brands Home & Security, Inc.	8,778
109	Simpson Manufacturing Co., Inc.	8,727
		26,195

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 2.7%
138	Cohen & Steers, Inc.	$8,770
12	FactSet Research Systems, Inc.	3,690
116	Houlihan Lokey, Inc.	7,015
764	Janus Henderson Group PLC	16,472
186	SEI Investments Co.	10,085
		46,032

	Chemicals — 1.5%
128	Cabot Corp.	4,572
8	NewMarket Corp.	3,489
280	Olin Corp.	3,368
138	RPM International, Inc.	10,320
24	Scotts Miracle-Gro (The) Co.	3,422
		25,171

	Commercial Services & Supplies — 1.4%
28	Deluxe Corp.	653
272	HNI Corp.	6,928
261	KAR Auction Services, Inc.	3,745
60	MSA Safety, Inc.	7,136
108	Stericycle, Inc. (a)	5,922
		24,384

	Communications Equipment — 2.7%
238	Ciena Corp. (a)	13,152
117	EchoStar Corp., Class A (a)	3,646
17	F5 Networks, Inc. (a)	2,464
344	Juniper Networks, Inc.	8,346
142	Lumentum Holdings, Inc. (a)	10,411
179	NetScout Systems, Inc. (a)	4,917
187	Viavi Solutions, Inc. (a)	2,167
		45,103

	Construction & Engineering — 0.6%
157	AECOM (a)	6,087
71	EMCOR Group, Inc.	4,512
		10,599

	Consumer Finance — 0.4%
401	Navient Corp.	2,984
210	Santander Consumer USA Holdings, Inc.	3,471
		6,455

	Containers & Packaging — 0.6%
326	Graphic Packaging Holding Co.	4,717
152	Silgan Holdings, Inc.	5,083
		9,800

	Distributors — 0.9%
57	Pool Corp.	15,334

	Diversified Consumer Services — 0.6%
300	Adtalem Global Education, Inc. (a)	10,038

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services — 1.0%
602	Jefferies Financial Group, Inc.	$8,819
164	Voya Financial, Inc.	7,388
		16,207

	Diversified Telecommunication Services — 0.6%
82	Cogent Communications Holdings, Inc.	6,275
68	GCI Liberty, Inc., Class A (a)	4,705
		10,980

	Electric Utilities — 2.8%
424	Hawaiian Electric Industries, Inc.	16,731
108	IDACORP, Inc.	10,069
160	OGE Energy Corp.	5,011
336	Portland General Electric Co.	15,829
		47,640

	Electrical Equipment — 2.4%
48	Acuity Brands, Inc.	4,135
105	Generac Holdings, Inc. (a)	11,684
311	GrafTech International Ltd.	2,127
50	Hubbell, Inc.	6,121
198	Regal Beloit Corp.	15,749
		39,816

	Electronic Equipment, Instruments & Components — 4.2%
106	Arrow Electronics, Inc. (a)	7,323
123	Avnet, Inc.	3,351
50	Cognex Corp.	2,837
73	Dolby Laboratories, Inc., Class A	4,433
109	FLIR Systems, Inc.	5,036
110	Jabil, Inc.	3,291
35	Littelfuse, Inc.	5,687
120	National Instruments Corp.	4,646
128	SYNNEX Corp.	13,651
70	Trimble, Inc. (a)	2,738
553	Vishay Intertechnology, Inc.	8,992
38	Zebra Technologies Corp., Class A (a)	9,930
		71,915

	Energy Equipment & Services — 0.2%
94	Helmerich & Payne, Inc.	1,892
399	Patterson-UTI Energy, Inc.	1,473
		3,365

	Entertainment — 0.0%
31	Cinemark Holdings, Inc.	466

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 7.7%
246	Alexander & Baldwin, Inc.	$2,807
218	American Homes 4 Rent, Class A	5,502
639	Apple Hospitality REIT, Inc.	6,524
106	Brixmor Property Group, Inc.	1,183
58	Camden Property Trust	5,311
726	CoreCivic, Inc.	8,734
34	CoreSite Realty Corp.	4,244
34	CyrusOne, Inc.	2,528
48	EastGroup Properties, Inc.	5,580
282	Equity Commonwealth	9,503
269	First Industrial Realty Trust, Inc.	10,190
323	Gaming and Leisure Properties, Inc.	11,156
442	GEO Group (The), Inc.	5,295
160	Healthcare Trust of America, Inc., Class A	4,235
30	Highwoods Properties, Inc.	1,148
471	Lexington Realty Trust	4,578
62	Life Storage, Inc.	6,044
191	Macerich (The) Co.	1,301
182	Omega Healthcare Investors, Inc.	5,668
288	Park Hotels & Resorts, Inc.	2,831
38	PS Business Parks, Inc.	5,078
48	QTS Realty Trust, Inc., Class A	3,293
90	Regency Centers Corp.	3,851
100	Rexford Industrial Realty, Inc.	3,980
265	Service Properties Trust	1,789
84	Terreno Realty Corp.	4,300
264	Weingarten Realty Investors	4,720
		131,373

	Food & Staples Retailing — 0.4%
236	Sprouts Farmers Market, Inc. (a)	5,931

	Food Products — 1.6%
288	Flowers Foods, Inc.	6,794
210	Hain Celestial Group (The), Inc. (a)	6,611
153	Ingredion, Inc.	12,887
		26,292

	Gas Utilities — 0.7%
108	National Fuel Gas Co.	4,533
70	ONE Gas, Inc.	5,878
54	UGI Corp.	1,719
		12,130

	Health Care Equipment & Supplies — 3.8%
6	ABIOMED, Inc. (a)	1,343
20	Globus Medical, Inc., Class A (a)	1,093
14	Haemonetics Corp. (a)	1,535
41	Hill-Rom Holdings, Inc.	4,168
6	ICU Medical, Inc. (a)	1,198
20	Integra LifeSciences Holdings Corp. (a)	1,042

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
8	iRhythm Technologies, Inc. (a)	$994
46	Masimo Corp. (a)	11,049
40	Nevro Corp. (a)	5,024
31	NuVasive, Inc. (a)	1,879
10	Penumbra, Inc. (a)	1,724
6	Quidel Corp. (a)	1,050
40	STERIS PLC	6,636
12	Tandem Diabetes Care, Inc. (a)	998
113	West Pharmaceutical Services, Inc.	24,413
		64,146

	Health Care Providers & Services — 5.6%
74	Amedisys, Inc. (a)	14,212
82	AMN Healthcare Services, Inc. (a)	3,638
29	Chemed Corp.	13,877
187	DaVita, Inc. (a)	15,140
126	Encompass Health Corp.	9,229
68	Henry Schein, Inc. (a)	4,129
32	LHC Group, Inc. (a)	5,200
38	MEDNAX, Inc. (a)	590
118	Molina Healthcare, Inc. (a)	21,927
328	Patterson Cos., Inc.	6,458
		94,400

	Health Care Technology — 0.7%
192	Inovalon Holdings, Inc., Class A (a)	3,614
10	Omnicell, Inc. (a)	669
40	Teladoc Health, Inc. (a)	6,962
		11,245

	Hotels, Restaurants & Leisure — 1.6%
42	Churchill Downs, Inc.	5,572
32	Domino’s Pizza, Inc.	12,347
11	Marriott Vacations Worldwide Corp.	988
98	Papa John’s International, Inc.	7,633
8	Wingstop, Inc.	976
		27,516

	Household Durables — 2.5%
42	Helen of Troy Ltd. (a)	7,641
158	KB Home	5,227
148	PulteGroup, Inc.	5,027
161	Toll Brothers, Inc.	5,202
88	TopBuild Corp. (a)	10,093
361	TRI Pointe Group, Inc. (a)	5,169
34	Whirlpool Corp.	4,142
		42,501

	Independent Power and Renewable Electricity Producers — 0.3%
252	TerraForm Power, Inc., Class A	4,632

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 0.1%
18	Carlisle Cos., Inc.	$2,157

	Insurance — 3.5%
36	Assurant, Inc.	3,693
128	Brighthouse Financial, Inc. (a)	3,803
326	Brown & Brown, Inc.	13,105
320	CNO Financial Group, Inc.	4,592
234	First American Financial Corp.	11,815
44	Hanover Insurance Group (The), Inc.	4,415
447	Old Republic International Corp.	6,969
38	RenaissanceRe Holdings Ltd.	6,379
343	Unum Group	5,196
		59,967

	Internet & Direct Marketing Retail — 0.1%
6	Stamps.com, Inc. (a)	1,189

	IT Services — 2.7%
10	Alliance Data Systems Corp.	463
86	CACI International, Inc., Class A (a)	21,567
38	Euronet Worldwide, Inc. (a)	3,600
205	KBR, Inc.	4,807
121	MAXIMUS, Inc.	8,714
220	Perspecta, Inc.	4,877
76	Sabre Corp.	530
14	Science Applications International Corp.	1,233
		45,791

	Leisure Products — 0.7%
216	Brunswick Corp.	11,882

	Life Sciences Tools & Services — 3.7%
53	Bio-Rad Laboratories, Inc., Class A (a)	26,040
10	Bio-Techne Corp.	2,648
40	Bruker Corp.	1,731
49	Charles River Laboratories International, Inc. (a)	8,803
100	Medpace Holdings, Inc. (a)	9,282
124	NeoGenomics, Inc. (a)	3,310
34	PRA Health Sciences, Inc. (a)	3,519
14	Repligen Corp. (a)	1,834
91	Syneos Health, Inc. (a)	5,550
		62,717

	Machinery — 3.4%
82	AGCO Corp.	4,529
123	Allison Transmission Holdings, Inc.	4,640
78	Crane Co.	4,346
118	Graco, Inc.	5,689
76	Lincoln Electric Holdings, Inc.	6,245
50	Nordson Corp.	9,417
139	Oshkosh Corp.	9,983

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
61	Snap-on, Inc.	$7,911
112	Timken (The) Co.	4,764
10	Watts Water Technologies, Inc., Class A	832
		58,356

	Media — 1.9%
215	AMC Networks, Inc., Class A (a)	6,078
4	Cable One, Inc.	7,548
210	Interpublic Group of (The) Cos., Inc.	3,593
96	John Wiley & Sons, Inc., Class A	3,859
178	Meredith Corp.	2,659
218	New York Times (The) Co., Class A	8,552
		32,289

	Metals & Mining — 2.9%
820	Commercial Metals Co.	14,071
242	Reliance Steel & Aluminum Co.	23,474
409	Steel Dynamics, Inc.	10,863
		48,408

	Multiline Retail — 0.5%
99	Dillard’s, Inc., Class A	2,971
84	Kohl’s Corp.	1,615
373	Macy’s, Inc.	2,372
103	Nordstrom, Inc.	1,661
		8,619

	Multi-Utilities — 2.1%
102	Avista Corp.	3,995
680	MDU Resources Group, Inc.	14,797
265	NorthWestern Corp.	15,932
		34,724

	Oil, Gas & Consumable Fuels — 0.6%
62	Cabot Oil & Gas Corp.	1,230
158	CVR Energy, Inc.	3,223
454	Devon Energy Corp.	4,908
19	HollyFrontier Corp.	598
		9,959

	Paper & Forest Products — 0.6%
308	Domtar Corp.	6,283
194	Louisiana-Pacific Corp.	4,581
		10,864

	Personal Products — 0.5%
217	Nu Skin Enterprises, Inc., Class A	8,068

	Pharmaceuticals — 0.5%
10	MyoKardia, Inc. (a)	1,023
172	Prestige Consumer Healthcare, Inc. (a)	7,258
		8,281

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services — 1.4%
25	CoreLogic, Inc.	$1,239
42	FTI Consulting, Inc. (a)	5,060
137	ManpowerGroup, Inc.	9,472
172	Robert Half International, Inc.	8,727
		24,498

	Road & Rail — 1.6%
54	Landstar System, Inc.	6,278
61	Old Dominion Freight Line, Inc.	10,436
196	Schneider National, Inc., Class B	4,737
112	Werner Enterprises, Inc.	5,177
		26,628

	Semiconductors & Semiconductor Equipment — 3.1%
208	Cirrus Logic, Inc. (a)	15,076
24	Enphase Energy, Inc. (a)	1,396
94	Entegris, Inc.	5,629
176	Lattice Semiconductor Corp. (a)	4,377
34	SolarEdge Technologies, Inc. (a)	4,825
125	Synaptics, Inc. (a)	7,965
207	Teradyne, Inc.	13,873
		53,141

	Software — 4.8%
38	Appfolio, Inc., Class A (a)	6,023
8	Aspen Technology, Inc. (a)	845
14	Blackline, Inc. (a)	1,040
66	CDK Global, Inc.	2,595
60	Envestnet, Inc. (a)	4,357
38	Fair Isaac Corp. (a)	15,301
10	Five9, Inc. (a)	1,042
121	J2 Global, Inc. (a)	9,474
20	Manhattan Associates, Inc. (a)	1,768
435	Nuance Communications, Inc. (a)	9,953
62	Pegasystems, Inc.	5,897
38	Qualys, Inc. (a)	4,382
48	Tyler Technologies, Inc. (a)	18,015
		80,692

	Specialty Retail — 2.7%
314	American Eagle Outfitters, Inc.	2,876
112	AutoNation, Inc. (a)	4,422
116	Dick’s Sporting Goods, Inc.	4,183
301	Foot Locker, Inc.	8,338
50	Murphy USA, Inc. (a)	5,805
96	Penske Automotive Group, Inc.	3,433
32	RH (a)	6,940
116	Williams-Sonoma, Inc.	9,652
		45,649

	Technology Hardware, Storage & Peripherals — 0.5%
36	NCR Corp. (a)	650

First Trust Active Factor Mid Cap ETF (AFMC)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
457	Xerox Holdings Corp.	$7,257
		7,907

	Textiles, Apparel & Luxury Goods — 1.7%
86	Carter’s, Inc.	7,388
50	Deckers Outdoor Corp. (a)	9,127
174	Hanesbrands, Inc.	1,716
40	PVH Corp.	1,819
46	Ralph Lauren Corp.	3,473
146	Steven Madden Ltd.	3,434
164	Tapestry, Inc.	2,230
		29,187

	Thrifts & Mortgage Finance — 0.9%
804	MGIC Investment Corp.	6,601
543	New York Community Bancorp, Inc.	5,457
190	Radian Group, Inc.	3,017
		15,075

	Trading Companies & Distributors — 1.3%
50	HD Supply Holdings, Inc. (a)	1,586
222	MSC Industrial Direct Co., Inc., Class A	15,393
36	SiteOne Landscape Supply, Inc. (a)	3,827
10	Watsco, Inc.	1,779
		22,585
	Total Common Stocks — 99.6%	1,689,440
	(Cost $1,862,204)

	Money Market Funds — 0.3%
4,447	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.05% (b)	4,447
	(Cost $4,447)

	Total Investments — 99.9%	1,693,887
	(Cost $1,866,651) (c)
	Net Other Assets and Liabilities — 0.1%	1,803
	Net Assets — 100.0%	$1,695,690

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $67,023 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $239,787. The net unrealized depreciation was $172,764.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,689,440	$—	$—
Money Market Funds	4,447	—	—
Total Investments	$1,693,887	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Aerospace & Defense — 0.4%
160	Maxar Technologies, Inc.	$2,411
76	Vectrus, Inc. (a)	4,174
		6,585

	Air Freight & Logistics — 0.2%
72	Hub Group, Inc., Class A (a)	3,367

	Auto Components — 0.8%
332	Dana, Inc.	4,197
94	LCI Industries	9,299
		13,496

	Automobiles — 0.4%
124	Winnebago Industries, Inc.	6,746

	Banks — 5.8%
46	Associated Banc-Corp.	644
169	Bank OZK	3,801
44	Berkshire Hills Bancorp, Inc.	476
451	Boston Private Financial Holdings, Inc.	3,098
77	Cathay General Bancorp	2,094
205	Central Pacific Financial Corp.	3,303
152	Columbia Banking System, Inc.	3,703
72	Community Bank System, Inc.	4,278
374	CVB Financial Corp.	7,297
227	First Financial Bancorp	3,017
169	First Hawaiian, Inc.	2,915
330	Fulton Financial Corp.	3,699
158	Great Western Bancorp, Inc.	2,250
158	Hancock Whitney Corp.	3,416
226	Hilltop Holdings, Inc.	4,224
445	Hope Bancorp, Inc.	4,225
142	International Bancshares Corp.	4,371
466	Investors Bancorp, Inc.	4,045
342	Pacific Premier Bancorp, Inc.	7,394
152	PacWest Bancorp	2,631
290	Renasant Corp.	6,995
140	ServisFirst Bancshares, Inc.	4,883
211	Sterling Bancorp	2,595
130	Triumph Bancorp, Inc. (a)	3,192
104	Trustmark Corp.	2,474
68	Westamerica Bancorporation	4,011
		95,031

	Biotechnology — 6.4%
58	ACADIA Pharmaceuticals, Inc. (a)	2,881
102	Acceleron Pharma, Inc. (a)	10,081
254	Akebia Therapeutics, Inc. (a)	2,957
213	Anika Therapeutics, Inc. (a)	7,142
132	Arena Pharmaceuticals, Inc. (a)	7,890
46	Constellation Pharmaceuticals, Inc. (a)	1,634
48	Cue Biopharma, Inc. (a)	1,329
91	Eagle Pharmaceuticals, Inc. (a)	4,665
22	Eidos Therapeutics, Inc. (a)	1,076

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
56	Emergent BioSolutions, Inc. (a)	$4,675
148	Enanta Pharmaceuticals, Inc. (a)	7,621
271	Halozyme Therapeutics, Inc. (a)	6,577
136	Iovance Biotherapeutics, Inc. (a)	4,364
50	Kodiak Sciences, Inc. (a)	3,230
36	Krystal Biotech, Inc. (a)	1,851
94	Ligand Pharmaceuticals, Inc. (a)	9,548
183	Molecular Templates, Inc. (a)	2,840
291	Momenta Pharmaceuticals, Inc. (a)	9,161
40	Myriad Genetics, Inc. (a)	581
64	Natera, Inc. (a)	2,806
100	Principia Biopharma, Inc. (a)	6,389
539	Vanda Pharmaceuticals, Inc. (a)	6,317
		105,615

	Building Products — 2.5%
22	Advanced Drainage Systems, Inc.	976
389	Builders FirstSource, Inc. (a)	8,095
96	Gibraltar Industries, Inc. (a)	4,225
84	Masonite International Corp. (a)	5,576
121	Patrick Industries, Inc.	6,276
70	Simpson Manufacturing Co., Inc.	5,604
48	Trex Co., Inc. (a)	5,766
108	UFP Industries, Inc.	4,939
		41,457

	Capital Markets — 2.9%
148	Ares Management Corp., Class A	5,588
293	Artisan Partners Asset Management, Inc., Class A	8,488
74	Cohen & Steers, Inc.	4,703
32	Federated Hermes, Inc.	708
68	Hamilton Lane, Inc., Class A	4,976
360	Hercules Capital, Inc.	4,010
120	Houlihan Lokey, Inc.	7,258
88	PJT Partners, Inc., Class A	4,813
593	Waddell & Reed Financial, Inc., Class A	7,733
		48,277

	Chemicals — 0.6%
84	Innospec, Inc.	6,475
293	Olin Corp.	3,525
		10,000

	Commercial Services & Supplies — 2.5%
112	ABM Industries, Inc.	3,442
74	Brady Corp., Class A	3,784
24	Deluxe Corp.	560
138	Herman Miller, Inc.	3,177
126	HNI Corp.	3,209
223	KAR Auction Services, Inc.	3,200
61	Knoll, Inc.	644
70	McGrath RentCorp	3,903

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
56	MSA Safety, Inc.	$6,661
283	Steelcase, Inc., Class A	3,277
66	Tetra Tech, Inc.	5,207
22	UniFirst Corp.	3,955
		41,019

	Communications Equipment — 1.5%
141	Comtech Telecommunications Corp.	2,511
72	InterDigital, Inc.	3,958
138	Lumentum Holdings, Inc. (a)	10,118
144	NETGEAR, Inc. (a)	3,705
138	NetScout Systems, Inc. (a)	3,791
		24,083

	Construction & Engineering — 0.5%
114	Arcosa, Inc.	4,351
91	MasTec, Inc. (a)	3,563
		7,914

	Consumer Finance — 0.2%
342	Navient Corp.	2,544

	Diversified Consumer Services — 0.5%
8	Graham Holdings Co., Class B	2,866
306	Perdoceo Education Corp. (a)	4,982
		7,848

	Diversified Financial Services — 0.6%
252	Cannae Holdings, Inc. (a)	9,281

	Diversified Telecommunication Services — 0.6%
140	Cogent Communications Holdings, Inc.	10,713

	Electric Utilities — 0.6%
213	Portland General Electric Co.	10,034

	Electrical Equipment — 1.5%
136	Atkore International Group, Inc. (a)	3,650
19	AZZ, Inc.	602
128	Generac Holdings, Inc. (a)	14,243
92	Vicor Corp. (a)	5,610
		24,105

	Electronic Equipment, Instruments & Components — 3.2%
42	Badger Meter, Inc.	2,570
319	Benchmark Electronics, Inc.	6,760
16	FARO Technologies, Inc. (a)	900
84	Insight Enterprises, Inc. (a)	4,306
73	Methode Electronics, Inc.	2,288
10	OSI Systems, Inc. (a)	758
78	PC Connection, Inc.	3,376

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
213	Plexus Corp. (a)	$13,679
218	Sanmina Corp. (a)	5,801
407	TTM Technologies, Inc. (a)	4,709
511	Vishay Intertechnology, Inc.	8,309
		53,456

	Energy Equipment & Services — 0.1%
126	Helmerich & Payne, Inc.	2,536

	Equity Real Estate Investment Trusts — 6.8%
48	Alexander & Baldwin, Inc.	548
153	Chatham Lodging Trust	1,033
436	CoreCivic, Inc.	5,245
100	CorEnergy Infrastructure Trust, Inc.	1,000
431	Easterly Government Properties, Inc.	10,805
36	EastGroup Properties, Inc.	4,185
256	First Industrial Realty Trust, Inc.	9,697
381	GEO Group (The), Inc.	4,564
340	Global Medical REIT, Inc.	3,645
160	Healthcare Realty Trust, Inc.	4,912
368	Hersha Hospitality Trust	1,855
345	Independence Realty Trust, Inc.	3,412
52	Investors Real Estate Trust	3,687
344	iStar, Inc.	3,760
24	Office Properties Income Trust	607
58	Pebblebrook Hotel Trust	792
56	Piedmont Office Realty Trust, Inc., Class A	934
66	QTS Realty Trust, Inc., Class A	4,528
658	RLJ Lodging Trust	6,784
162	RPT Realty	935
96	Safehold, Inc.	5,260
446	Summit Hotel Properties, Inc.	2,787
787	Sunstone Hotel Investors, Inc.	6,965
437	Tanger Factory Outlet Centers, Inc.	2,688
176	Terreno Realty Corp.	9,009
80	Universal Health Realty Income Trust	7,471
530	Xenia Hotels & Resorts, Inc.	4,770
		111,878

	Food & Staples Retailing — 0.3%
51	Sprouts Farmers Market, Inc. (a)	1,282
74	Weis Markets, Inc.	4,124
		5,406

	Food Products — 1.6%
324	B&G Foods, Inc.	7,524
223	Darling Ingredients, Inc. (a)	5,198
78	Freshpet, Inc. (a)	6,020
80	John B Sanfilippo & Son, Inc.	6,955
		25,697

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 6.2%
619	AngioDynamics, Inc. (a)	$6,320
162	AtriCure, Inc. (a)	7,745
2	Atrion Corp.	1,284
9	CONMED Corp.	661
42	CryoLife, Inc. (a)	955
162	CryoPort, Inc. (a)	3,980
104	Globus Medical, Inc., Class A (a)	5,683
12	Haemonetics Corp. (a)	1,316
24	Heska Corp. (a)	2,110
12	Inogen, Inc. (a)	456
73	Integer Holdings Corp. (a)	5,780
38	iRhythm Technologies, Inc. (a)	4,724
48	Lantheus Holdings, Inc. (a)	659
58	Meridian Bioscience, Inc. (a)	897
157	Merit Medical Systems, Inc. (a)	7,063
168	Natus Medical, Inc. (a)	3,595
26	Neogen Corp. (a)	1,852
60	Nevro Corp. (a)	7,536
48	Novocure Ltd. (a)	3,237
105	NuVasive, Inc. (a)	6,363
287	OraSure Technologies, Inc. (a)	4,173
135	Orthofix Medical, Inc. (a)	4,601
80	Quidel Corp. (a)	14,000
22	STAAR Surgical Co. (a)	854
18	Tactile Systems Technology, Inc. (a)	872
28	Tandem Diabetes Care, Inc. (a)	2,328
175	Varex Imaging Corp. (a)	3,283
		102,327

	Health Care Providers & Services — 4.6%
32	Acadia Healthcare Co., Inc. (a)	916
82	Addus HomeCare Corp. (a)	8,115
78	Amedisys, Inc. (a)	14,980
109	AMN Healthcare Services, Inc. (a)	4,835
39	BioTelemetry, Inc. (a)	1,840
25	CorVel Corp. (a)	1,697
24	Ensign Group (The), Inc.	1,049
100	LHC Group, Inc. (a)	16,251
81	Magellan Health, Inc. (a)	6,074
38	MEDNAX, Inc. (a)	590
98	Patterson Cos., Inc.	1,930
56	Providence Service (The) Corp. (a)	4,508
177	RadNet, Inc. (a)	3,016
388	Select Medical Holdings Corp. (a)	6,262
34	Tenet Healthcare Corp. (a)	740
190	Tivity Health, Inc. (a)	2,023
19	US Physical Therapy, Inc.	1,409
		76,235

	Health Care Technology — 2.3%
59	HMS Holdings Corp. (a)	1,843
469	Inovalon Holdings, Inc., Class A (a)	8,827
12	Inspire Medical Systems, Inc. (a)	978

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology (Continued)
69	Omnicell, Inc. (a)	$4,617
126	Simulations Plus, Inc.	6,384
92	Teladoc Health, Inc. (a)	16,014
		38,663

	Hotels, Restaurants & Leisure — 0.8%
12	Marriott Vacations Worldwide Corp.	1,078
96	Papa John’s International, Inc.	7,477
40	Wingstop, Inc.	4,878
		13,433

	Household Durables — 3.3%
146	Century Communities, Inc. (a)	4,313
32	Helen of Troy Ltd. (a)	5,821
80	Installed Building Products, Inc. (a)	5,142
276	KB Home	9,130
28	LGI Homes, Inc. (a)	2,336
20	Meritage Homes Corp. (a)	1,390
268	Taylor Morrison Home Corp. (a)	5,181
92	TopBuild Corp. (a)	10,552
694	TRI Pointe Group, Inc. (a)	9,938
		53,803

	Household Products — 0.6%
313	Central Garden & Pet Co., Class A (a)	10,723

	Independent Power and Renewable Electricity Producers — 0.2%
56	Ormat Technologies, Inc.	4,077

	Insurance — 2.5%
38	American National Insurance Co.	2,856
72	AMERISAFE, Inc.	4,419
315	CNO Financial Group, Inc.	4,520
30	eHealth, Inc. (a)	3,912
211	Employers Holdings, Inc.	6,307
80	Kinsale Capital Group, Inc.	11,946
74	Mercury General Corp.	2,977
66	Palomar Holdings, Inc. (a)	4,912
		41,849

	Interactive Media & Services — 0.4%
120	EverQuote, Inc., Class A (a)	6,470

	Internet & Direct Marketing Retail — 0.7%
36	1-800-Flowers.com, Inc., Class A (a)	797
54	Overstock.com, Inc. (a)	992
166	PetMed Express, Inc.	5,993
16	Stamps.com, Inc. (a)	3,170
		10,952

	IT Services — 2.3%
106	CSG Systems International, Inc.	5,019
62	ExlService Holdings, Inc. (a)	3,793

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
63	KBR, Inc.	$1,477
4	ManTech International Corp., Class A	311
82	MAXIMUS, Inc.	5,906
178	NIC, Inc.	4,283
106	Perficient, Inc. (a)	3,608
219	Perspecta, Inc.	4,855
303	Sykes Enterprises, Inc. (a)	8,260
		37,512

	Leisure Products — 0.3%
30	Acushnet Holdings Corp.	1,002
70	Sturm Ruger & Co., Inc.	4,364
		5,366

	Life Sciences Tools & Services — 1.8%
190	Luminex Corp.	5,920
72	Medpace Holdings, Inc. (a)	6,683
173	NeoGenomics, Inc. (a)	4,617
42	Repligen Corp. (a)	5,501
108	Syneos Health, Inc. (a)	6,587
		29,308

	Machinery — 2.9%
136	Astec Industries, Inc.	5,777
58	ESCO Technologies, Inc.	4,791
455	Evoqua Water Technologies Corp. (a)	8,559
70	Franklin Electric Co., Inc.	3,551
217	Meritor, Inc. (a)	4,423
286	Spartan Motors, Inc.	4,885
86	SPX Corp. (a)	3,438
14	Tennant Co.	895
36	Terex Corp.	566
722	Wabash National Corp.	6,895
40	Watts Water Technologies, Inc., Class A	3,326
		47,106

	Media — 0.9%
147	AMC Networks, Inc., Class A (a)	4,156
62	Cardlytics, Inc. (a)	4,222
77	Meredith Corp.	1,150
114	MSG Networks, Inc., Class A (a)	1,411
118	Scholastic Corp.	3,469
		14,408

	Metals & Mining — 1.2%
509	Commercial Metals Co.	8,734
240	Schnitzer Steel Industries, Inc., Class A	3,768
537	Warrior Met Coal, Inc.	7,561
		20,063

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trust — 0.3%
156	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$4,526

	Multiline Retail — 0.7%
212	Big Lots, Inc.	8,215
126	Dillard’s, Inc., Class A	3,781
		11,996

	Multi-Utilities — 1.7%
324	Avista Corp.	12,691
195	NorthWestern Corp.	11,724
60	Unitil Corp.	2,890
		27,305

	Oil, Gas & Consumable Fuels — 1.3%
137	Arch Resources, Inc.	4,516
177	CVR Energy, Inc.	3,611
425	Dorian LPG Ltd. (a)	3,493
183	PDC Energy, Inc. (a)	2,229
150	Renewable Energy Group, Inc. (a)	4,267
237	Teekay Tankers Ltd., Class A (a)	4,119
		22,235

	Paper & Forest Products — 1.4%
378	Boise Cascade Co.	12,863
264	Domtar Corp.	5,386
185	Louisiana-Pacific Corp.	4,368
		22,617

	Personal Products — 0.8%
44	Medifast, Inc.	4,503
115	Nu Skin Enterprises, Inc., Class A	4,276
50	USANA Health Sciences, Inc. (a)	4,236
		13,015

	Pharmaceuticals — 2.5%
213	Amphastar Pharmaceuticals, Inc. (a)	3,970
87	ANI Pharmaceuticals, Inc. (a)	2,702
34	Axsome Therapeutics, Inc. (a)	2,617
502	Corcept Therapeutics, Inc. (a)	7,600
340	Innoviva, Inc. (a)	4,750
20	Pacira BioSciences, Inc. (a)	879
43	Phibro Animal Health Corp., Class A	1,127
187	Prestige Consumer Healthcare, Inc. (a)	7,892
388	Supernus Pharmaceuticals, Inc. (a)	9,359
		40,896

	Professional Services — 1.7%
96	ASGN, Inc. (a)	5,913
16	CBIZ, Inc. (a)	362
14	Exponent, Inc.	1,039
42	FTI Consulting, Inc. (a)	5,059
116	Kforce, Inc.	3,503
146	Korn Ferry	4,418

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
462	TrueBlue, Inc. (a)	$7,143
		27,437

	Real Estate Management & Development — 1.0%
304	Realogy Holdings Corp.	1,842
289	Redfin Corp. (a)	8,667
209	RMR Group (The), Inc., Class A	5,635
		16,144

	Road & Rail — 0.5%
180	ArcBest Corp.	4,030
102	Werner Enterprises, Inc.	4,715
		8,745

	Semiconductors & Semiconductor Equipment — 2.9%
20	ACM Research, Inc., Class A (a)	1,196
48	Ambarella, Inc. (a)	2,723
80	Cirrus Logic, Inc. (a)	5,798
119	Diodes, Inc. (a)	5,788
168	Enphase Energy, Inc. (a)	9,776
156	Lattice Semiconductor Corp. (a)	3,880
348	Rambus, Inc. (a)	5,408
108	SMART Global Holdings, Inc. (a)	2,892
110	Synaptics, Inc. (a)	7,009
146	Ultra Clean Holdings, Inc. (a)	3,027
		47,497

	Software — 4.0%
76	Appfolio, Inc., Class A (a)	12,047
80	Blackline, Inc. (a)	5,944
157	Ebix, Inc.	3,518
70	Envestnet, Inc. (a)	5,083
34	Everbridge, Inc. (a)	4,973
68	Five9, Inc. (a)	7,086
10	J2 Global, Inc. (a)	783
297	Model N, Inc. (a)	9,540
82	Progress Software Corp.	3,313
92	Qualys, Inc. (a)	10,609
218	Xperi Corp.	2,997
		65,893

	Specialty Retail — 3.6%
140	Aaron’s, Inc.	5,167
221	Abercrombie & Fitch Co., Class A	2,568
44	America’s Car-Mart, Inc. (a)	3,501
377	American Eagle Outfitters, Inc.	3,453
232	Buckle (The), Inc.	3,267
139	Genesco, Inc. (a)	2,570
42	Group 1 Automotive, Inc.	2,644
52	Guess?, Inc.	498
492	Hibbett Sports, Inc. (a)	9,505
8	Murphy USA, Inc. (a)	929
410	Rent-A-Center, Inc.	10,439

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
38	RH (a)	$8,242
153	Signet Jewelers Ltd.	1,614
28	Sleep Number Corp. (a)	873
82	Sonic Automotive, Inc., Class A	2,155
111	Urban Outfitters, Inc. (a)	1,880
		59,305

	Textiles, Apparel & Luxury Goods — 0.7%
62	Crocs, Inc. (a)	1,776
32	Deckers Outdoor Corp. (a)	5,841
439	Movado Group, Inc.	4,610
		12,227

	Thrifts & Mortgage Finance — 1.7%
191	HomeStreet, Inc.	4,550
140	Meta Financial Group, Inc.	2,537
154	PennyMac Financial Services, Inc.	5,171
239	Provident Financial Services, Inc.	3,114
592	Radian Group, Inc.	9,401
74	Walker & Dunlop, Inc.	2,997
		27,770

	Tobacco — 0.6%
175	Universal Corp.	7,710
158	Vector Group Ltd.	1,806
		9,516

	Trading Companies & Distributors — 2.5%
538	BMC Stock Holdings, Inc. (a)	14,080
62	Foundation Building Materials, Inc. (a)	826
137	GMS, Inc. (a)	2,807
987	NOW, Inc. (a)	7,353
23	Rush Enterprises, Inc., Class A	957
66	SiteOne Landscape Supply, Inc. (a)	7,016
127	Triton International Ltd.	3,874
118	WESCO International, Inc. (a)	3,929
		40,842

	Wireless Telecommunication Services — 0.3%
209	Telephone and Data Systems, Inc.	4,282
	Total Common Stocks — 99.7%	1,641,631
	(Cost $1,832,158)

	Money Market Funds — 0.3%
4,302	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.05% (b)	4,302
	(Cost $4,302)

First Trust Active Factor Small Cap ETF (AFSM)

Portfolio of Investments (Continued)
May 31, 2020 (Unaudited)

Description	Value

Total Investments — 100.0%	$1,645,933
(Cost $1,836,460) (c)
Net Other Assets and Liabilities — 0.0%	474
Net Assets — 100.0%	$1,646,407

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2020.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $75,041 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $265,568. The net unrealized depreciation was $190,527.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of May 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,641,631	$—	$—
Money Market Funds	4,302	—	—
Total Investments	$1,645,933	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund VIII

May 31, 2020 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.